                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-08629

                           HARTFORD SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

                P. O. Box 2999, Hartford, Connecticut 06104-2999
                    (Address of Principal Executive Offices)

                          Edward P. Macdonald, Esquire
                                  Life Law Unit
                   The Hartford Financial Services Group, Inc.
                              200 Hopmeadow Street
                           Simsbury, Connecticut 06089
                     (Name and Address of Agent for Service)

Registrant's telephone number, including area code: (860) 843-9934

Date of fiscal year end: December 31, 2005

Date of reporting period: September 30, 2005

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

 HARTFORD ADVISERS HLS FUND

 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                           VALUE U
---------                                                       -----------
COMMON STOCK -- 66.9%
            BASIC MATERIALS -- 2.8%
      907   3M Co. H..........................................  $    66,530
    1,445   Dow Chemical Co. .................................       60,197
      341   DuPont (E.I.) de Nemours & Co. ...................       13,337
    3,339   Rio Tinto plc.....................................      136,844
                                                                -----------
                                                                    276,908
                                                                -----------
            CAPITAL GOODS -- 2.9%
    1,060   Boeing Co. H......................................       71,993
      713   Deere & Co. ......................................       43,660
      527   Illinois Tool Works, Inc. H.......................       43,413
      801   Ingersoll-Rand Co. Class A........................       30,622
    1,718   United Technologies Corp. ........................       89,056
                                                                -----------
                                                                    278,744
                                                                -----------
            CONSUMER CYCLICAL -- 7.3%
    2,485   Caterpillar, Inc. ................................      146,011
    1,847   Costco Wholesale Corp. H..........................       79,592
    3,511   Dollar General Corp. H............................       64,390
    1,455   Federated Department Stores, Inc. ................       97,289
    3,168   Gap, Inc. ........................................       55,215
    3,134   Home Depot, Inc. .................................      119,542
    1,185   McDonald's Corp. .................................       39,696
    2,380   Toyota Motor Corp. ...............................      109,838
                                                                -----------
                                                                    711,573
                                                                -----------
            CONSUMER STAPLES -- 3.8%
    1,641   Archer-Daniels-Midland Co. H......................       40,460
    1,526   Coca-Cola Co. ....................................       65,891
    2,177   PepsiCo, Inc. ....................................      123,446
    2,322   Procter & Gamble Co. H............................      138,084
                                                                -----------
                                                                    367,881
                                                                -----------
            ENERGY -- 5.8%
    1,195   BHP Billiton Ltd. ADR H...........................       40,859
      435   Chevron Corp. H...................................       28,145
    1,425   ConocoPhillips....................................       99,636
    2,561   Exxon Mobil Corp. ................................      162,726
      531   Occidental Petroleum Corp. .......................       45,338
    1,092   Schlumberger Ltd. H...............................       92,151
      444   Total S.A. ADR....................................       60,263
    1,322   Williams Cos., Inc. H.............................       33,106
                                                                -----------
                                                                    562,224
                                                                -----------
            FINANCE -- 13.2%
    3,098   American International Group, Inc. ...............      191,971
    2,952   Bank of America Corp. H...........................      124,283
    3,679   Citigroup, Inc. ..................................      167,475
      126   Countrywide Financial Corp. ......................        4,156
      837   Credit Suisse Group ADR...........................       37,243
    1,258   Federal National Mortgage Association H...........       56,384
      522   General Growth Properties, Inc. H.................       23,459
      537   Goldman Sachs Group, Inc. H.......................       65,313
    4,284   MBNA Corp. .......................................      105,545
        9   Mitsubishi UFJ Financial Group, Inc. .............      117,967
      313   ORIX Corp. .......................................       56,747
    2,850   St. Paul Travelers Cos., Inc. H...................      127,889

                                                                  MARKET
 SHARES                                                           VALUE U
---------                                                       -----------
            FINANCE -- (CONTINUED)
    2,078   State Street Corp. H..............................  $   101,661
      456   UBS AG H..........................................       38,945
   12,535   UniCredito Italiano S.p.A. .......................       70,742
                                                                -----------
                                                                  1,289,780
                                                                -----------
            HEALTH CARE -- 9.6%
    1,854   Abbott Laboratories...............................       78,593
      797   Amgen, Inc. B.....................................       63,529
      527   AstraZeneca plc...................................       24,601
      779   AstraZeneca plc ADR...............................       36,686
      701   Cardinal Health, Inc. H...........................       44,459
      488   Forest Laboratories, Inc. B.......................       19,033
      449   Genzyme Corp. BH..................................       32,173
      637   Gilead Sciences, Inc. B...........................       31,060
    2,812   Lilly (Eli) & Co. H...............................      150,493
    2,214   Medtronic, Inc. H.................................      118,720
    3,885   Pfizer, Inc. H....................................       97,008
    1,133   Quest Diagnostics, Inc. H.........................       57,247
      361   Roche Holding AG..................................       50,101
    1,541   Sanofi-Aventis S.A. ADR...........................       64,008
    3,365   Schering-Plough Corp. ............................       70,831
                                                                -----------
                                                                    938,542
                                                                -----------
            SERVICES -- 3.1%
    2,866   Accenture Ltd. Class A B..........................       72,971
      234   Starwood Hotels & Resorts Worldwide, Inc. H.......       13,372
    1,254   Univision Communications, Inc. Class A BH.........       33,276
    2,037   Viacom, Inc. Class B..............................       67,248
    1,867   Walt Disney Co. ..................................       45,046
    2,061   XM Satellite Radio Holdings, Inc. Class A BH......       74,018
                                                                -----------
                                                                    305,931
                                                                -----------
            TECHNOLOGY -- 16.9%
    1,987   Applied Materials, Inc. H.........................       33,703
    4,645   AT&T Corp. H......................................       91,963
      222   Bunka Shutter Co., Ltd. ..........................      125,813
    8,711   Cisco Systems, Inc. B.............................      156,181
    3,754   Dell, Inc. B......................................      128,383
      372   Electronic Arts, Inc. BH..........................       21,146
    2,163   EMC Corp./Massachusetts B.........................       27,992
    2,849   First Data Corp. .................................      113,964
    6,133   General Electric Co. .............................      206,481
    2,125   Hewlett-Packard Co. ..............................       62,038
      696   International Business Machines Corp. ............       55,865
      390   KLA-Tencor Corp. H................................       19,007
    9,708   Microsoft Corp. H.................................      249,790
      735   Research In Motion Ltd. B.........................       50,295
    3,736   Sprint Nextel Corp. H.............................       88,830
    9,786   Time Warner, Inc. ................................      177,232
    1,663   Yahoo!, Inc. BH...................................       56,269
                                                                -----------
                                                                  1,664,952
                                                                -----------
            TRANSPORTATION -- 1.0%
    1,982   Carnival Corp. H..................................       99,080
                                                                -----------

The accompanying notes are an integral part of this financial statement.

 HARTFORD ADVISERS HLS FUND

 SEPTEMBER 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                           VALUE U
---------                                                       -----------
COMMON STOCK -- (CONTINUED)
            UTILITIES -- 0.5%
      914   Exelon Corp. .....................................  $    48,865
                                                                -----------
            Total common stock
              (cost $5,942,667)...............................  $ 6,544,480
                                                                -----------
PRINCIPAL
 AMOUNT
---------
MUNICIPAL BONDS -- 0.2%
            GENERAL OBLIGATIONS -- 0.2%
$  10,000   Oregon School Boards Association,
              4.759%, Taxable Pension 6-30-2028...............  $     9,476
   10,000   State of Illinois,
              5.10%, Taxable Pension 6-1-2033.................        9,904
                                                                -----------
            Total municipal bonds
              (cost $19,889)..................................  $    19,380
                                                                -----------
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -- 2.8%
            FINANCE -- 2.6%
$  17,200   Asset Securitization Corp.,
              6.93%, 2-14-2043................................  $    19,020
   15,755   Asset Securitization Corp.,
              7.49%, 4-14-2029................................       16,297
    5,244   Bank One Auto Securitization Trust,
              1.82%, 9-20-2007................................        5,205
   17,496   Capital Auto Receivables Asset Trust,
              2.00%, 11-15-2007...............................       17,267
   20,000   Capital One Multi-Asset Execution Trust,
              2.95%, 8-17-2009................................       19,692
    2,215   Capital One Prime Auto Receivables Trust,
              2.02%, 11-15-2007...............................        2,198
    8,540   Capital One Prime Auto Receivables Trust,
              2.59%, 9-15-2009................................        8,400
   14,139   Carmax Auto Owner Trust,
              2.36%, 10-15-2007...............................       14,048
   11,441   Chase Commercial Mortgage Securities Corp.,
              7.37%, 6-19-2029................................       11,698
   16,000   Citibank Credit Card Issuance Trust,
              2.55%, 1-20-2009................................       15,606
    8,513   First Union Commercial Mortgage Securities, Inc.,
              7.38%, 4-18-2029................................        8,722
   11,470   Harley-Davidson Motorcycle Trust,
              2.53%, 11-15-2011...............................       11,115
   13,204   Household Automotive Trust,
              2.31%, 4-17-2008................................       13,116
   12,372   Nissan Auto Receivables Owner Trust,
              2.01%, 11-15-2007...............................       12,227
    3,470   Nissan Auto Receivables Owner Trust,
              2.23%, 3-15-2007................................        3,458
    3,128   Onyx Acceptance Grantor Trust,
              2.19%, 3-17-2008................................        3,106
    7,560   Onyx Acceptance Grantor Trust,
              4.07%, 4-15-2009................................        7,555
    4,689   Residential Asset Securities Corp.,
              2.463%, 11-25-2025..............................        4,669

PRINCIPAL                                                         MARKET
 AMOUNT                                                           VALUE U
---------                                                       -----------
            FINANCE -- (CONTINUED)
$  16,607   USAA Auto Owner Trust,
              2.06%, 4-15-2008................................  $    16,405
   10,123   Wells Fargo Mortgage Backed Securities Trust,
              4.476%, 4-25-2035 K.............................        9,961
    9,792   Wells Fargo Mortgage Backed Securities Trust,
              4.496%, 3-25-2035 K.............................        9,648
   20,000   WFS Financial Owner Trust,
              2.19%, 6-20-2008................................       19,855
    5,886   World Omni Auto Receivables Trust,
              4.05%, 7-15-2009................................        5,885
                                                                -----------
                                                                    255,153
                                                                -----------
            TRANSPORTATION -- 0.2%
   17,837   Connecticut RRB Special Purpose Trust CL&P,
              5.73%, 3-30-2009................................       18,027
                                                                -----------
            Total asset & commercial mortgage backed
              securities
              (cost $274,605).................................  $   273,180
                                                                -----------
CORPORATE BONDS: INVESTMENT GRADE -- 11.0%
            BASIC MATERIALS -- 0.2%
$  15,000   Alcan, Inc.,
              7.25%, 11-1-2028................................  $    17,576
    4,000   Rohm & Haas Co.,
              7.40%, 7-15-2009................................        4,362
                                                                -----------
                                                                     21,938
                                                                -----------
            CAPITAL GOODS -- 0.2%
   14,950   Rockwell Automation, Inc.,
              6.70%, 1-15-2028................................       17,321
                                                                -----------
            CONSUMER CYCLICAL -- 0.8%
    3,255   Centex Home Equity,
              4.72%, 10-25-2031...............................        3,200
    9,550   DaimlerChrysler N.A. Holdings Corp.,
              6.50%, 11-15-2013 H.............................       10,097
    9,825   Diageo Capital plc,
              4.375%, 5-3-2010................................        9,665
   20,200   Target Corp.,
              5.875%, 11-1-2008...............................       20,921
   30,000   Wal-Mart Stores, Inc.,
              6.875%, 8-10-2009...............................       32,311
                                                                -----------
                                                                     76,194
                                                                -----------
            CONSUMER STAPLES -- 1.1%
      750   Anheuser-Busch Cos., Inc.,
              7.55%, 10-1-2030................................          962
    6,500   Coca-Cola Enterprises, Inc.,
              6.75%, 9-15-2028................................        7,449
      500   Coca-Cola Enterprises, Inc.,
              8.50%, 2-1-2022.................................          658
   13,140   Colgate-Palmolive Co.,
              5.58%, 11-6-2008................................       13,583
   19,555   ConAgra Foods, Inc.,
              7.875%, 9-15-2010...............................       21,881
   26,400   PepsiAmericas, Inc.,
              6.375%, 5-1-2009................................       27,795

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                           VALUE U
---------                                                       -----------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
            CONSUMER STAPLES -- (CONTINUED)
$  21,100   Procter & Gamble Co.,
              9.36%, 1-1-2021.................................  $    27,917
   10,225   Weyerhaeuser Co.,
              7.375%, 3-15-2032...............................       11,567
                                                                -----------
                                                                    111,812
                                                                -----------
            ENERGY -- 0.1%
   12,250   BP Amoco plc,
              6.50%, 8-1-2007.................................       12,654
    1,000   ConocoPhillips Holding Co.,
              6.95%, 4-15-2029................................        1,217
                                                                -----------
                                                                     13,871
                                                                -----------
            FINANCE -- 4.8%
   16,800   ACE INA Holdings, Inc.,
              5.875%, 6-15-2014 H.............................       17,091
      500   American General Corp.,
              6.625%, 2-15-2029...............................          563
   30,000   AXA Financial, Inc.,
              7.00%, 4-1-2028.................................       35,014
   20,000   Bank of America Corp.,
              5.875%, 2-15-2009...............................       20,737
   25,000   Bayerische Landesbank NY,
              5.65%, 2-1-2009.................................       25,766
    4,830   BB&T Corp.,
              4.90%, 6-30-2017................................        4,725
   17,000   Berkshire Hathaway Finance Corp.,
              4.85%, 1-15-2015 M..............................       16,825
    1,250   BSCH Issuance Ltd.,
              7.625%, 11-3-2009...............................        1,383
   10,000   Cincinnati Financial Corp.,
              6.92%, 5-15-2028................................       11,233
    6,500   Citigroup, Inc.,
              3.625%, 2-9-2009................................        6,298
    8,800   Citigroup, Inc.,
              6.00%, 10-31-2033...............................        9,180
    1,000   Citigroup, Inc.,
              6.50%, 1-18-2011 H..............................        1,078
    8,920   Credit Suisse First Boston USA, Inc., 4.875%,
              1-15-2015.......................................        8,746
   16,355   ERAC USA Finance Co.,
              7.35%, 6-15-2008 M..............................       17,336
   13,685   First Union National Bank,
              5.80%, 12-1-2008................................       14,219
   11,550   HSBC Bank USA, Inc.,
              3.875%, 9-15-2009...............................       11,219
   10,500   International Lease Finance Corp.,
              5.00%, 9-15-2012................................       10,361
   27,025   J.P. Morgan Chase & Co.,
              5.125%, 9-15-2014 H.............................       26,957
   27,000   Jackson National Life Insurance Co.,
              8.15%, 3-15-2027 M..............................       34,069
      750   KeyCorp Capital II,
              6.875%, 3-17-2029...............................          825
    8,750   Liberty Mutual Group,
              5.75%, 3-15-2014 M..............................        8,550

PRINCIPAL                                                         MARKET
 AMOUNT                                                           VALUE U
---------                                                       -----------
            FINANCE -- (CONTINUED)
$  20,000   Liberty Property L.P.,
              7.25%, 8-15-2007................................  $    20,773
   24,000   Natexis Banques,
              7.00%, 11-14-2005...............................       24,058
      750   National City Corp.,
              6.875%, 5-15-2019...............................          867
   30,000   New England Mutual Life Insurance Co.,
              7.875%, 2-15-2024 M.............................       37,647
    1,250   Prudential Insurance Co. of America,
              6.375%, 7-23-2006 M.............................        1,267
    1,000   ReliaStar Financial Corp.,
              8.00%, 10-30-2006...............................        1,029
      500   Republic New York Capital I,
              7.75%, 11-15-2026...............................          531
      500   State Street Corp.,
              7.65%, 6-15-2010................................          565
    1,000   Texaco Capital, Inc.,
              8.625%, 6-30-2010...............................        1,170
   14,600   Torchmark Corp.,
              8.25%, 8-15-2009................................       16,231
   30,000   Toyota Motor Credit Corp.,
              5.50%, 12-15-2008...............................       30,874
   15,000   UnitedHealth Group Inc.,
              4.75%, 2-10-2010................................       14,786
   15,000   UnitedHealth Group, Inc.,
              5.00%, 8-15-2014................................       15,074
   13,400   US Bank NA,
              4.95%, 10-30-2014...............................       13,414
      500   Verizon Global Funding Corp.,
              7.25%, 12-1-2010................................          553
      500   Verizon Global Funding Corp.,
              7.75%, 12-1-2030 H..............................          609
    1,000   Wells Fargo Bank NA,
              6.45%, 2-1-2011.................................        1,076
    2,760   Willis Group North America, Inc.
              5.625%, 7-15-2015...............................        2,758
                                                                -----------
                                                                    465,457
                                                                -----------
            HEALTH CARE -- 0.9%
   22,000   Becton, Dickinson & Co.,
              6.70%, 8-1-2028.................................       25,533
    3,205   CVS Corp.,
              4.875%, 9-15-2014...............................        3,138
   21,300   Pharmacia Corp.,
              6.60%, 12-1-2028................................       24,998
   26,000   Wyeth,
              7.25%, 3-1-2023.................................       30,665
                                                                -----------
                                                                     84,334
                                                                -----------
            SERVICES -- 0.9%
   15,000   Comcast Cable Communications, Inc.,
              6.875%, 6-15-2009...............................       15,992
    1,000   Comcast Cable Communications, Inc.,
              8.50%, 5-1-2027.................................        1,269
   16,800   Comcast Corp.,
              5.65%, 6-15-2035................................       15,704

The accompanying notes are an integral part of this financial statement.

 HARTFORD ADVISERS HLS FUND

 SEPTEMBER 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                           VALUE U
---------                                                       -----------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
            SERVICES -- (CONTINUED)
$  15,000   FedEx Corp.,
              3.50%, 4-1-2009.................................  $    14,413
   10,900   Harvard University,
              8.125%, 4-15-2007...............................       11,497
   10,400   Times Mirror Co.,
              7.50%, 7-1-2023.................................       12,510
   20,000   Walt Disney Co.,
              6.375%, 3-1-2012 H..............................       21,483
                                                                -----------
                                                                     92,868
                                                                -----------
            TECHNOLOGY -- 1.0%
   10,000   BellSouth Telecommunications, Inc.,
              6.375%, 6-1-2028................................       10,449
   13,500   Cox Communications, Inc.,
              5.45%, 12-15-2014 H.............................       13,412
   10,000   Danaher Corp.,
              6.00%, 10-15-2008...............................       10,496
    8,500   Deutsche Telekom International Finance B.V.,
              8.75%, 6-15-2030................................       10,974
   34,425   General Electric Co.,
              5.00%, 2-1-2013.................................       34,711
   15,000   Telecom Italia,
              5.25%, 10-1-2015................................       14,739
      750   Telecomunicaciones de Puerto Rico, Inc.,
              6.65%, 5-15-2006................................          759
    1,250   Vodafone Group plc,
              7.875%, 2-15-2030...............................        1,592
                                                                -----------
                                                                     97,132
                                                                -----------
            TRANSPORTATION -- 0.2%
   14,347   SCL Term Aereo Santiago,
              6.95%, 7-1-2012 M...............................       14,887
                                                                -----------
            UTILITIES -- 0.8%
    1,000   Alabama Power Co.,
              7.125%, 10-1-2007...............................        1,047
   17,285   Northern Border Pipeline Co.,
              7.75%, 9-1-2009.................................       18,951
   50,000   Tennessee Valley Authority,
              6.00%, 3-15-2013................................       54,408
      750   TransCanada Pipelines Ltd.,
              6.49%, 1-21-2009................................          786
                                                                -----------
                                                                     75,192
                                                                -----------
            Total corporate bonds: investment grade
              (cost $1,013,927)...............................  $ 1,071,006
                                                                -----------
U.S. GOVERNMENT SECURITIES -- 14.8%
            OTHER DIRECT FEDERAL OBLIGATIONS -- 0.8%
$  17,617   FICO Strip, 4.40% due 2013 BZ.....................  $    11,984
   64,300   Tennessee Valley Authority, 4.375% due 2015.......       62,939
                                                                -----------
                                                                     74,923
                                                                -----------

PRINCIPAL                                                         MARKET
 AMOUNT                                                           VALUE U
---------                                                       -----------
            U.S. TREASURY SECURITIES -- 14.0%
$ 114,475   2.375% due 2025 J.................................  $   126,955
  368,230   2.50% due 2006 H..................................      361,944
   62,300   3.00% due 2007 H..................................       60,840
  722,550   3.875% due 2007 - 2010 HP.........................      716,723
   96,850   4.125% due 2015 H.................................       95,182
                                                                -----------
                                                                  1,361,644
                                                                -----------
            Total U.S. government securities
              (cost $1,444,082)...............................  $ 1,436,567
                                                                -----------
U.S. GOVERNMENT AGENCIES -- 1.8%
            FEDERAL HOME LOAN MORTGAGE CORPORATION -- 0.1%
$  13,250   2.50% due 2013....................................  $    12,801
                                                                -----------
            FEDERAL NATIONAL MORTGAGE
            ASSOCIATION -- 0.2%
   21,562   5.00% due 2019....................................       21,513
        1   9.00% due 2021....................................            2
                                                                -----------
                                                                     21,515
                                                                -----------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 0.6%
   11,225   5.00% due 2033 - 2034.............................       11,125
   13,585   6.00% due 2024 - 2035.............................       13,933
    5,410   6.50% due 2026 - 2034.............................        5,642
   21,371   7.00% due 2026 - 2032.............................       22,473
      183   7.50% due 2021 - 2023.............................          192
    3,592   8.00% due 2026 - 2031.............................        3,848
      204   9.00% due 2016 - 2023.............................          222
                                                                -----------
                                                                     57,435
                                                                -----------
            OTHER GOVERNMENT AGENCIES -- 0.9%
   67,200   Resolution Funding Corp., 4.25% due 2014 BZ.......       45,748
   36,522   Postal Square LP, 8.95% due 2022..................       46,839
                                                                -----------
                                                                     92,587
                                                                -----------
            Total U.S. government agencies
              (cost $180,542).................................  $   184,338
                                                                -----------
SHORT-TERM INVESTMENTS -- 23.1%
            FINANCE -- 2.0%
$   9,267   Bank of America Mortgage Joint Repurchase
              Agreement,
              3.25%, 10-3-2005 @..............................  $     9,267
   38,636   Bank of America TriParty Mortgage Joint Repurchase
              Agreement,
              3.87%, 10-3-2005 @..............................       38,636
   19,049   Deutsche Bank Joint Repurchase Agreement, 3.78%,
              10-3-2005 @.....................................       19,049
   20,104   J.P. Morgan Chase TriParty Mortgage Joint
              Repurchase Agreement,
              3.87%, 10-3-2005 @..............................       20,104

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                           VALUE U
---------                                                       -----------
SHORT-TERM INVESTMENTS -- (CONTINUED)
            FINANCE -- (CONTINUED)
$  35,988   Morgan Stanley TriParty Joint Repurchase
              Agreement,
              3.85%, 10-3-2005 @..............................  $    35,988
   68,792   UBS Securities, LLC Joint Repurchase Agreement,
              3.90%, 10-3-2005 @..............................       68,792
                                                                -----------
                                                                    191,836
                                                                -----------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITIES
            LENDING -- 21.1%
 2,069,21   BNY Institutional Cash Reserve Fund...............  $ 2,069,216
                                                                -----------
            Total short-term investments
              (cost $2,261,052)...............................  $ 2,261,052
                                                                -----------
            TOTAL INVESTMENTS IN SECURITIES
              (COST $11,136,764) O............................  $11,790,003
            OTHER ASSETS & LIABILITIES........................   (2,013,886)
                                                                -----------
            TOTAL NET ASSETS..................................  $ 9,776,117
                                                                ===========

Note:  Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 11.04% of total net assets at September 30, 2005.

       The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at September 30, 2005, was $692,654,
       which represents 7.09% of total net assets.

    U  For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

    B  Currently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

    O  At September 30, 2005, the cost of securities for federal income tax purposes is
       $11,172,724 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation..................................................  $  818,445
       Unrealized depreciation..................................................    (201,166)
                                                                                  ----------
       Net unrealized appreciation..............................................  $  617,279
                                                                                  ==========

    M  Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at September 30, 2005, was $130,581, which represents 1.34% of total net assets.

    K  Variable rate securities; the rate reported is the coupon rate in effect at September
       30, 2005.

    Z  The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

    J  U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

    H  Security is fully or partially on loan at September 30, 2005.

    P  Security pledged as initial margin deposit for open futures contracts at September
       30, 2005.

                FUTURES CONTRACTS OPEN AS OF SEPTEMBER 30, 2005

                                                                                                                      UNREALIZED
                                                                                                                     APPRECIATION
                                                            NUMBER OF                                                     AT
DESCRIPTION                                                 CONTRACTS         POSITION          EXPIRATION            9/30/2005
-----------                                                 ---------         --------         -------------         ------------
S & P 500 Index Future Contracts                              1,637             long           December 2005            $ 645
10 Year U.S. Treasury Future Contracts                          639             long           December 2005             (614)
                                                                                                                        -----
                                                                                                                        $  31
                                                                                                                        =====

These Contracts had a market value of $171,268 as of September 30, 2005 and were collateralized by U.S. Treasury Note, 3.875%, 7-31-07 with a market value of $518,556.

The accompanying notes are an integral part of this financial statement.

 HARTFORD ADVISERS HLS FUND

 SEPTEMBER 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

      FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT SEPTEMBER 30, 2005

                                                                                                                     UNREALIZED
                                                                                CONTRACT         DELIVERY           APPRECIATION
DESCRIPTION                            TRANSACTION         MARKET VALUE          AMOUNT            DATE            (DEPRECIATION)
-----------                            -----------         ------------         --------         ---------         --------------
Japanese Yen                              Sell               $ 4,103            $ 4,112          10-3-2005             $  (9)
Japanese Yen                              Sell                 1,633              1,636          10-3-2005                (3)
Japanese Yen                              Sell                23,902             23,995          10-4-2005               (93)
Japanese Yen                              Sell                 1,511              1,514          10-5-2005                (3)
                                                                                                                       -----
                                                                                                                       $(108)
                                                                                                                       =====

@ Repurchase agreements collateralized as follows:

                                                                  SECURITY TYPE              COUPON RATE          EXPIRATION DATE
                                                                  -------------              ------------         ---------------
       Bank of America TriParty Joint Repurchase
         Agreement                                                FNMA                              5.00%                 2035
       Bank of America Joint Repurchase Agreement                 U.S. Treasury Note               3.375%                 2009
       Deutsche Bank Joint Repurchase Agreement                   FHLMC                       4.00%-7.00%            2018-2034
                                                                  FNMA                        4.00%-6.00%            2018-2035
       J. P. Morgan Chase Tri Party Mortgage Joint
         Repurchase Agreement                                     FNMA                        5.00%-6.00%            2025-2035
       Morgan Stanley TriParty Joint Repurchase Agreement         FHLMC                       4.50%-7.00%            2005-2020
                                                                  FNMA                        4.00%-6.00%            2013-2035
       UBS Securities, Inc. Joint Repurchase Agreement            FHLMC                      4.00%-13.50%            2007-2035
                                                                  FNMA                       4.00%-10.00%            2006-2035

The accompanying notes are an integral part of this financial statement.

 HARTFORD CAPITAL APPRECIATION HLS FUND

 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2005 (UNAUDITED)
 (000'S OMITTED)

                                                                   MARKET
 SHARES                                                            VALUE U
---------                                                        -----------
COMMON STOCK -- 97.8%
            BASIC MATERIALS -- 11.3%
    1,832   3M Co. ...........................................   $   134,388
    1,700   Allegheny Technologies, Inc. H....................        52,666
    1,019   Arch Coal, Inc. H.................................        68,769
    2,896   Cameco Corp. H....................................       154,936
    3,624   Companhia Vale do Rio Doce ADR H..................       158,929
    4,600   Dow Chemical Co. H................................       191,682
    2,250   Freeport-McMoRan Copper & Gold, Inc., Class B H...       109,328
    1,035   Holcim Ltd. ......................................        68,741
    3,952   Huntsman Corp. BH.................................        77,252
    3,500   Lyondell Chemical Co. H...........................       100,170
    1,715   OfficeMax, Inc. H.................................        54,324
    4,042   Rio Tinto plc.....................................       165,635
    3,049   Tek Cominco Ltd. Class B..........................       136,770
    2,552   Xstrata plc H.....................................        66,233
                                                                 -----------
                                                                   1,539,823
                                                                 -----------
            CAPITAL GOODS -- 5.4%
    4,118   Boeing Co. H......................................       279,798
    2,950   Ingersoll-Rand Co. Class A........................       112,786
    2,197   National Oilwell Varco, Inc. BH...................       144,549
    1,543   Parker-Hannifin Corp. ............................        99,217
    6,844   Xerox Corp. BH....................................        93,421
                                                                 -----------
                                                                     729,771
                                                                 -----------
            CONSUMER CYCLICAL -- 5.9%
    3,593   Dollar General Corp. H............................        65,901
    3,649   Federated Department Stores, Inc. ................       243,975
      800   Office Depot, Inc. BH.............................        23,751
    8,154   Toyota Motor Corp. H..............................       376,244
    1,804   Yum! Brands, Inc. H...............................        87,327
                                                                 -----------
                                                                     797,198
                                                                 -----------
            CONSUMER STAPLES -- 1.9%
      528   Archer-Daniels-Midland Co. .......................        13,008
    3,642   Bunge Ltd. H......................................       191,663
    1,032   Gillette Co. H....................................        60,086
                                                                 -----------
                                                                     264,757
                                                                 -----------
            ENERGY -- 9.2%
    4,172   BHP Billiton Ltd. ADR H...........................       142,592
    3,121   ConocoPhillips....................................       218,203
    4,000   Devon Energy Corp. H..............................       274,560
    1,250   Occidental Petroleum Corp. .......................       106,788
    1,146   Valero Energy Corp. ..............................       129,589
    2,096   Weatherford International Ltd. BH.................       143,939
    5,316   XTO Energy, Inc. H................................       240,917
                                                                 -----------
                                                                   1,256,588
                                                                 -----------
            FINANCE -- 24.9%
    4,597   ACE Ltd. H........................................       216,395
    2,500   American Capital Strategies Ltd. H................        91,650
    4,345   American International Group, Inc. ...............       269,192
    1,059   Archstone-Smith Trust H...........................        42,210
    2,700   Assurant, Inc. H..................................       102,762
    2,500   Capital One Financial Corp. H.....................       198,800
  139,575   China Life Insurance Co., Ltd. BH.................       107,807

                                                                   MARKET
 SHARES                                                            VALUE U
---------                                                        -----------
            FINANCE -- (CONTINUED)
    3,464   Citigroup, Inc. ..................................   $   157,659
    3,964   Countrywide Financial Corp. ......................       130,723
    1,100   General Growth Properties, Inc. ..................        49,423
    3,170   Genworth Financial, Inc. .........................       102,212
    2,286   Goldman Sachs Group, Inc. H.......................       277,908
   23,616   Hang Lung Properties Ltd. H.......................        37,706
    9,162   ICICI Bank Ltd. BM................................       127,538
      609   iStar Financial, Inc. ............................        24,638
    5,433   MBNA Corp. H......................................       133,879
       22   Mitsubishi UFJ Financial Group, Inc. H............       290,427
      977   ORIX Corp. H......................................       177,018
    3,632   St. Paul Travelers Cos., Inc. H...................       162,945
    1,678   State Street Corp. ...............................        82,093
      973   UBS AG............................................        83,226
    4,522   Uniao de Bancos Brasileiros S.A. GDR H............       237,847
   37,363   UniCredito Italiano S.p.A. H......................       210,867
      827   WellPoint, Inc. B.................................        62,703
                                                                 -----------
                                                                   3,377,628
                                                                 -----------
            HEALTH CARE -- 7.2%
      900   Amgen, Inc. B.....................................        71,703
    4,000   AstraZeneca plc ADR H.............................       188,400
    2,690   Forest Laboratories, Inc. BH......................       104,829
    3,567   Lilly (Eli) & Co. H...............................       190,884
    1,233   McKesson Corp. H..................................        58,491
    1,750   Omnicare, Inc. H..................................        98,403
      290   Roche Holding AG..................................        40,340
    1,000   Sanofi-Aventis S.A. ..............................        82,817
    4,392   Teva Pharmaceutical Industries Ltd. ADR H.........       146,791
                                                                 -----------
                                                                     982,658
                                                                 -----------
            SERVICES -- 4.9%
    2,911   US Airways Group, Inc. Bo.........................        55,043
    2,271   Lamar Advertising Co. BH..........................       103,008
    1,856   OPAP S.A. M.......................................        57,765
    1,318   Pixar BH..........................................        58,660
    3,202   Starwood Hotels & Resorts Worldwide, Inc. H.......       183,081
    6,276   Walt Disney Co. ..................................       151,432
    1,541   XM Satellite Radio Holdings, Inc. Class A BH......        55,323
                                                                 -----------
                                                                     664,312
                                                                 -----------
            TECHNOLOGY -- 25.0%
    3,591   Agilent Technologies, Inc. BH.....................       117,592
    7,500   America Movil S.A. de C.V. ADR H..................       197,400
    2,116   AT&T Corp. H......................................        41,891
      950   Bunka Shutter Co., Ltd. ..........................       537,999
    7,757   Cisco Systems, Inc. BH............................       139,076
   17,107   Citigroup Global Certificate -- Bharti
              Televentures M..................................       135,772
    2,473   Cognex Corp. H....................................        74,369
    8,261   Corning, Inc. B...................................       159,691
      751   Electronic Arts, Inc. BH..........................        42,702
    1,967   First Data Corp. .................................        78,680
    9,894   General Electric Co. .............................       333,138
      180   Google, Inc. B J..................................        56,963

The accompanying notes are an integral part of this financial statement.

 HARTFORD CAPITAL APPRECIATION HLS FUND

 SEPTEMBER 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                   MARKET
 SHARES                                                            VALUE U
---------                                                        -----------
COMMON STOCK -- 97.8% -- (CONTINUED)
            TECHNOLOGY -- (CONTINUED)
    4,851   Hewlett-Packard Co. ..............................   $   141,643
   28,326   Hon Hai Precision Industry Co., Ltd. .............       132,456
    1,462   International Business Machines Corp. ............       117,281
    8,084   Microsoft Corp. ..................................       207,999
    5,373   SBC Communications, Inc. H........................       128,800
   13,844   Sprint Nextel Corp. H.............................       329,220
    6,760   Symbol Technologies, Inc. H.......................        65,435
   11,898   Time Warner, Inc. H...............................       215,476
    1,729   Turkcell Iletisim Hizmet ADR H....................        23,603
    3,800   Yahoo!, Inc. BH...................................       128,592
                                                                 -----------
                                                                   3,405,778
                                                                 -----------
            TRANSPORTATION -- 2.1%
    1,486   ACE Aviation Holdings, Inc. B.....................        45,401
  106,729   Air China Ltd. B..................................        33,166
      814   Carnival Corp. ...................................        40,689
    3,882   Royal Caribbean Cruises Ltd. H....................       167,719
                                                                 -----------
                                                                     286,975
                                                                 -----------
            Total common stock
              (cost $11,186,729)..............................   $13,305,488
                                                                 -----------
PRINCIPAL
 AMOUNT
---------
SHORT-TERM INVESTMENTS -- 15.1%
            FINANCE -- 1.7%
$  11,082   Bank of America Mortgage Joint Repurchase
              Agreement,
              3.25%, 10-3-2005 @..............................   $    11,082
   46,208   Bank of America TriParty Mortgage Joint Repurchase
              Agreement,
              3.87%, 10-3-2005 @..............................        46,208
   22,783   Deutsche Bank Joint Repurchase Agreement,
              3.78%, 10-3-2005 @..............................        22,783
   24,045   J.P. Morgan Chase TriParty Mortgage Joint
              Repurchase Agreement,
              3.87%, 10-3-2005 @..............................        24,045
   43,042   Morgan Stanley TriParty Joint Repurchase
              Agreement,
              3.85%, 10-3-2005 @..............................        43,042
   82,276   UBS Securities, LLC Joint Repurchase Agreement,
              3.90%, 10-3-2005 @..............................        82,276
                                                                 -----------
                                                                     229,436
                                                                 -----------

                                                                   MARKET
 SHARES                                                            VALUE U
---------                                                        -----------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 13.4%
1,828,058   Navigator Prime Portfolio.........................   $ 1,828,058
        8   U.S. Treasury Bonds,
              5.50%, 8-15-2028................................            10
      846   U.S. Treasury Notes,
              3.125%, 5-15-2007...............................           842
                                                                 -----------
                                                                   1,828,910
                                                                 -----------
            Total short-term investments
              (cost $2,058,346)...............................   $ 2,058,346
                                                                 -----------
            TOTAL INVESTMENTS IN SECURITIES
              (COST $13,245,075) O............................   $15,363,834
            OTHER ASSETS & LIABILITIES........................    (1,762,587)
                                                                 -----------
            TOTAL NET ASSETS..................................   $13,601,247
                                                                 ===========

Note:  Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 30.62% of total net assets at September 30, 2005.

       Security valued in good faith at fair value by, or under the direction of, the Funds'
       Board of Directors. The aggregate value of these securities at September 30, 2005, was $2,576,035, which represents 18.94% of total net assets.

    U  For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

    B  Currently non-income producing.

    O  At September 30, 2005, the cost of securities for federal income tax purposes is
       $13,258,703 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation                                                    $2,338,868
       Unrealized depreciation                                                      (233,737)
                                                                                  ----------
       Net unrealized appreciation                                                $2,105,131
                                                                                  ==========

    M  Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at September 30, 2005, was $321,075, which represents 2.36% of total net assets.

    o  Securities exempt from registration under Regulation D of the Securities Act of 1933.
       These securities are determined to be liquid. At October 31, 2005, the market value of these securities was $55,043, which represents 0.40% of total net assets.

    H  Security is fully or partially on loan at September 30, 2005.

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

 J At September 30, 2005, securities valued at $56,963 were designated to cover open call options written as follows:

                                                                                 EXERCISE
      ISSUER                                                   CONTRACTS          PRICE           EXPIRATION DATE         VALUE U
      ------                                                   ---------         --------         ---------------         -------
      Google, Inc.                                               1,800             $350            November 2005           $810

 @ Repurchase agreements collateralized as follows:

                                                                    SECURITY TYPE            COUPON RATE          EXPIRATION DATE
                                                                    -------------            ------------         ---------------
      Bank of America TriParty Joint Repurchase Agreement         FNMA                              5.00%                 2035
      Bank of America Joint Repurchase Agreement                  U.S. Treasury Note               3.375%                 2009
      Deutsche Bank Joint Repurchase Agreement                    FHLMC                       4.00%-7.00%            2018-2034
                                                                  FNMA                        4.00%-6.00%            2018-2035
      J. P. Morgan Chase Tri Party Mortgage Joint
        Repurchase Agreement                                      FNMA                        5.00%-6.00%            2025-2035
      Morgan Stanley TriParty Joint Repurchase Agreement          FHLMC                       4.50%-7.00%            2005-2020
                                                                  FNMA                        4.00%-6.00%            2013-2035
      UBS Securities, Inc. Joint Repurchase Agreement             FHLMC                      4.00%-13.50%            2007-2035
                                                                  FNMA                       4.00%-10.00%            2006-2035

      FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT SEPTEMBER 30, 2005

                                                                                                                     UNREALIZED
                                                                                CONTRACT         DELIVERY           APPRECIATION
DESCRIPTION                            TRANSACTION         MARKET VALUE          AMOUNT            DATE            (DEPRECIATION)
-----------                            -----------         ------------         --------         ---------         --------------
Hong Kong Dollar                          Sell                $1,044             $1,044          10-3-2005               $@@
Hong Kong Dollar                          Sell                   881                881          10-4-2005               @@
                                                                                                                         --
                                                                                                                         $@@
                                                                                                                         ==

 @@Due to the presentation of the financial statements in thousands, the number of shares and/or dollars round to zero.

The accompanying notes are an integral part of this financial statement.

 HARTFORD DISCIPLINED EQUITY HLS FUND

 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
COMMON STOCK -- 97.4%
            BASIC MATERIALS -- 2.8%
     158    3M Co. ...........................................  $   11,613
     409    Kimberly-Clark Corp. .............................      24,336
                                                                ----------
                                                                    35,949
                                                                ----------
            CAPITAL GOODS -- 6.1%
     122    General Dynamics Corp. ...........................      14,597
     625    Ingersoll-Rand Co. Class A........................      23,894
     237    Parker-Hannifin Corp. ............................      15,222
     179    Pitney Bowes, Inc. ...............................       7,459
     333    United Technologies Corp. ........................      17,283
                                                                ----------
                                                                    78,455
                                                                ----------
            CONSUMER CYCLICAL -- 6.5%
     168    Abercrombie & Fitch Co. Class A...................       8,355
     130    Centex Corp. .....................................       8,386
     614    D.R. Horton, Inc. H...............................      22,246
     228    Federated Department Stores, Inc. ................      15,266
      75    McDonald's Corp. .................................       2,498
     163    Michaels Stores, Inc. ............................       5,389
     462    Supervalu, Inc. ..................................      14,371
       6    TJX Cos., Inc. ...................................         113
     105    V.F. Corp. .......................................       6,081
                                                                ----------
                                                                    82,705
                                                                ----------
            CONSUMER STAPLES -- 9.2%
     570    Altria Group, Inc. ...............................      42,043
     506    Archer-Daniels-Midland Co. .......................      12,468
     388    Gillette Co. .....................................      22,605
     405    UST, Inc. H.......................................      16,962
     338    Weyerhaeuser Co. .................................      23,238
                                                                ----------
                                                                   117,316
                                                                ----------
            ENERGY -- 11.8%
     340    Chevron Corp. ....................................      21,989
     584    ConocoPhillips....................................      40,799
     185    Devon Energy Corp. ...............................      12,719
     287    Exxon Mobil Corp. ................................      18,217
     371    Occidental Petroleum Corp. .......................      31,660
     237    Valero Energy Corp. ..............................      26,761
                                                                ----------
                                                                   152,145
                                                                ----------
            FINANCE -- 18.6%
     408    ACE Ltd. .........................................      19,195
      98    Aetna, Inc. H.....................................       8,424
   1,034    Bank of America Corp. H...........................      43,540
     279    Capital One Financial Corp. H.....................      22,170
   1,112    Citigroup, Inc. ..................................      50,634
     268    Countrywide Financial Corp. ......................       8,825
      99    Everest Re Group Ltd. ............................       9,702
     129    Federal Home Loan Mortgage Corp. .................       7,266
      20    Goldman Sachs Group, Inc. ........................       2,407
     117    Lehman Brothers Holdings, Inc. ...................      13,582
     250    MBIA, Inc. H......................................      15,125

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
            FINANCE -- (CONTINUED)
     594    St. Paul Travelers Cos., Inc. ....................  $   26,653
     150    UnitedHealth Group, Inc. .........................       8,413
      57    XL Capital Ltd. Class A...........................       3,864
                                                                ----------
                                                                   239,800
                                                                ----------
            HEALTH CARE -- 13.3%
     365    Abbott Laboratories...............................      15,493
     230    Amgen, Inc. B.....................................      18,332
     209    Cardinal Health, Inc. ............................      13,234
      65    Cephalon, Inc. B..................................       3,027
     158    Forest Laboratories, Inc. B.......................       6,169
     276    Genzyme Corp. BH..................................      19,787
     342    Gilead Sciences, Inc. B...........................      16,676
     487    HCA, Inc. H.......................................      23,342
     638    King Pharmaceuticals, Inc. B......................       9,811
     517    McKesson Corp. ...................................      24,517
     441    Pfizer, Inc. .....................................      11,011
     216    Wyeth.............................................       9,990
                                                                ----------
                                                                   171,389
                                                                ----------
            SERVICES -- 5.7%
     491    Accenture Ltd. Class A B..........................      12,496
     322    Cendant Corp. ....................................       6,638
     176    Comcast Corp. Class A B...........................       5,179
     137    Omnicom Group, Inc. H.............................      11,470
     526    Viacom, Inc. Class B..............................      17,350
     507    Waste Management, Inc. ...........................      14,494
     160    XM Satellite Radio Holdings, Inc. Class A BH......       5,731
                                                                ----------
                                                                    73,358
                                                                ----------
            TECHNOLOGY -- 21.4%
     160    Alltel Corp. .....................................      10,424
     130    CenturyTel, Inc. H................................       4,547
   1,071    Cisco Systems, Inc. B.............................      19,209
     476    Dell, Inc. B......................................      16,266
     499    First Data Corp. .................................      19,946
     469    General Electric Co. .............................      15,782
   1,252    Intel Corp. H.....................................      30,872
     257    International Business Machines Corp. H...........      20,625
   1,873    Microsoft Corp. ..................................      48,203
   1,364    Oracle Corp. B....................................      16,900
     791    Sprint Nextel Corp. ..............................      18,799
     914    Texas Instruments, Inc. ..........................      30,985
   1,256    Time Warner, Inc. ................................      22,750
                                                                ----------
                                                                   275,308
                                                                ----------
            UTILITIES -- 2.0%
     275    Exelon Corp. .....................................      14,716
     279    PG&E Corp. .......................................      10,966
                                                                ----------
                                                                    25,682
                                                                ----------
            Total common stock
              (cost $1,124,518)...............................  $1,252,107
                                                                ----------

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE U
---------                                                       ----------
SHORT-TERM INVESTMENTS -- 14.2%
            FINANCE -- 2.6%
 $ 1,583    Bank of America Mortgage Joint Repurchase
              Agreement,
              3.25%, 10-3-2005 @..............................  $    1,583
   6,600    Bank of America TriParty Mortgage Joint Repurchase
              Agreement,
              3.87%, 10-3-2005 @..............................       6,600
   3,254    Deutsche Bank Joint Repurchase Agreement,
              3.78%, 10-3-2005 @..............................       3,254
   3,434    J.P. Morgan Chase TriParty Mortgage Joint
              Repurchase Agreement,
              3.87%, 10-3-2005 @..............................       3,434
   6,148    Morgan Stanley TriParty Joint Repurchase
              Agreement,
              3.85%, 10-3-2005 @..............................       6,148
  11,752    UBS Securities, LLC Joint Repurchase Agreement,
              3.90%, 10-3-2005 @..............................      11,752
                                                                ----------
                                                                    32,771
                                                                ----------

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 11.6%
 146,052    BNY Institutional Cash Reserve Fund...............  $  146,052
       1    Evergreen Institutional Money Market Fund.........           1
   3,202    Lehman Brothers Joint Repurchase Agreement,
              3.65%, 10-3-2005 +..............................       3,202
                                                                ----------
                                                                   149,255
                                                                ----------
            Total short-term investments
              (cost $182,026).................................  $  182,026
                                                                ----------
            TOTAL INVESTMENTS IN SECURITIES
              (COST $1,306,544) O.............................  $1,434,133
            OTHER ASSETS & LIABILITIES........................    (147,981)
                                                                ----------
            TOTAL NET ASSETS..................................  $1,286,152
                                                                ==========

Note:  Percentage of investments as shown is the ratio of the total market value to total net assets.

    U  For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

    B  Currently non-income producing.

    O  At September 30, 2005, the cost of securities for federal income tax purposes is
       $1,310,013 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation                                                    $  151,186
       Unrealized depreciation                                                       (27,066)
                                                                                  ----------
       Net unrealized appreciation..............................................  $  124,120
                                                                                  ==========


             FUTURES CONTRACTS OUTSTANDING AS OF SEPTEMBER 30, 2005

                                                                                                                      UNREALIZED
                                                            NUMBER OF                                                APPRECIATION
DESCRIPTION                                                 CONTRACTS         POSITION          EXPIRATION           AT 9/30/2005
-----------                                                 ---------         --------         -------------         ------------
Emini Standard & Poor's 500...............................     401              Long           December 2005             $218

These contracts were collateralized by $3,232 of cash.

 @ Repurchase agreements collateralized as follows:

                                                                   SECURITY TYPE             COUPON RATE          EXPIRATION DATE
                                                                   -------------            -------------         ---------------
      Bank of America TriParty Joint Repurchase
        Agreement                                                FNMA                               5.00%                 2035
      Bank of America Joint Repurchase Agreement                 U.S. Treasury Note                3.375%                 2009
      Deutsche Bank Joint Repurchase Agreement                   FHLMC                        4.00%-7.00%            2018-2034
                                                                 FNMA                         4.00%-6.00%            2018-2035
      J.P. Morgan Chase Tri Party Mortgage Joint
        Repurchase Agreement                                     FNMA                         5.00%-6.00%            2025-2035
      Morgan Stanley TriParty Joint Repurchase Agreement         FHLMC                        4.50%-7.00%            2005-2020
                                                                 FNMA                         4.00%-6.00%            2013-2035
      UBS Securities, Inc. Joint Repurchase Agreement            FHLMC                       4.00%-13.50%            2007-2035
                                                                 FNMA                        4.00%-10.00%            2006-2035

 + Repurchase agreements collateralized as follows:

                                                                    SECURITY TYPE            COUPON RATE          EXPIRATION DATE
                                                                    -------------            ------------         ---------------
      Lehman Brothers Repurchase Agreement                               FICO                 4.52%-4.99%            2009-2018

The accompanying notes are an integral part of this financial statement.

 HARTFORD DIVIDEND & GROWTH HLS FUND

 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                MARKET
SHARES                                                         VALUE U
-------                                                       ----------
COMMON STOCK -- 96.6%
          BASIC MATERIALS -- 7.7%
  2,322   Alcoa, Inc. ......................................  $   56,701
    454   Bowater, Inc. H...................................      12,826
  1,319   Companhia Vale do Rio Doce ADR....................      57,872
  3,120   DuPont (E.I.) de Nemours & Co. ...................     122,211
  1,989   International Paper Co. ..........................      59,272
  1,057   Kimberly-Clark Corp. .............................      62,947
    562   Rio Tinto plc ADR H...............................      92,287
    977   Rohm & Haas Co. ..................................      40,176
                                                              ----------
                                                                 504,292
                                                              ----------
          CAPITAL GOODS -- 6.1%
  1,102   Deere & Co. ......................................      67,430
    778   General Dynamics Corp. H..........................      92,950
    659   Honeywell International, Inc. ....................      24,716
  1,136   Parker-Hannifin Corp. H...........................      73,082
  1,032   Pitney Bowes, Inc. ...............................      43,067
    908   United Technologies Corp. ........................      47,076
  3,792   Xerox Corp. BH....................................      51,765
                                                              ----------
                                                                 400,086
                                                              ----------
          CONSUMER CYCLICAL -- 3.9%
    836   Avery Dennison Corp. H............................      43,788
    262   Caterpillar, Inc. ................................      15,381
  1,722   Family Dollar Stores, Inc. .......................      34,224
    495   Genuine Parts Co. ................................      21,214
  1,030   Ltd. Brands, Inc. ................................      21,041
  2,896   McDonald's Corp. .................................      96,997
     20   TJX Cos., Inc. ...................................         414
    443   Wal-Mart Stores, Inc. ............................      19,399
                                                              ----------
                                                                 252,458
                                                              ----------
          CONSUMER STAPLES -- 7.7%
  1,649   Altria Group, Inc. H..............................     121,533
  1,792   Coca-Cola Co. ....................................      77,379
  1,135   Coca-Cola Enterprises, Inc. ......................      22,136
    382   Colgate-Palmolive Co. ............................      20,182
    827   General Mills, Inc. H.............................      39,837
    912   Gillette Co. .....................................      53,061
    687   Procter & Gamble Co. H............................      40,819
  1,320   Tyson Foods, Inc. Class A.........................      23,831
  1,474   Weyerhaeuser Co. H................................     101,337
                                                              ----------
                                                                 500,115
                                                              ----------
          ENERGY -- 17.4%
    708   Anadarko Petroleum Corp. H........................      67,801
  1,451   BP plc ADR........................................     102,775
  2,760   Chevron Corp. H...................................     178,622
    544   ConocoPhillips....................................      38,003
  2,703   EnCana Corp. .....................................     157,587
  3,716   Exxon Mobil Corp. ................................     236,087
    404   Occidental Petroleum Corp. H......................      34,480
  1,489   Royal Dutch Shell plc.............................      97,745
    743   Schlumberger Ltd. ................................      62,669
  1,195   Total S.A. ADR....................................     162,278
                                                              ----------
                                                               1,138,047
                                                              ----------

                                                                MARKET
SHARES                                                         VALUE U
-------                                                       ----------
          FINANCE -- 17.1%
    830   ACE Ltd. .........................................  $   39,059
  1,322   American International Group, Inc. ...............      81,886
  3,566   Bank of America Corp. ............................     150,145
  3,762   Citigroup, Inc. ..................................     171,258
    988   Federal Home Loan Mortgage Corp. .................      55,760
  1,518   J.P. Morgan Chase & Co. ..........................      51,504
  1,204   Marsh & McLennan Cos., Inc. ......................      36,587
    916   MBIA, Inc. H......................................      55,540
  2,309   MBNA Corp. .......................................      56,899
  1,266   Merrill Lynch & Co., Inc. ........................      77,645
  1,150   Metlife, Inc. ....................................      57,300
    597   PNC Financial Services Group, Inc. ...............      34,621
  1,461   State Street Corp. H..............................      71,477
  1,698   Synovus Financial Corp. ..........................      47,080
    756   UBS AG............................................      64,612
    845   XL Capital Ltd. Class A H.........................      57,479
                                                              ----------
                                                               1,108,852
                                                              ----------
          HEALTH CARE -- 8.4%
  2,786   Abbott Laboratories...............................     118,139
  1,114   AstraZeneca plc ADR...............................      52,474
    844   Baxter International, Inc. .......................      33,650
  1,832   Lilly (Eli) & Co. ................................      98,059
    761   Novartis AG ADR...................................      38,831
  2,021   Pfizer, Inc. .....................................      50,463
  4,234   Schering-Plough Corp. ............................      89,130
  1,498   Wyeth H...........................................      69,312
                                                              ----------
                                                                 550,058
                                                              ----------
          SERVICES -- 4.0%
  1,462   Comcast Corp. Class A BH..........................      42,964
  1,124   Comcast Corp. Special Class A B...................      32,334
    354   Gannett Co., Inc. ................................      24,338
  1,034   New York Times Co. Class A H......................      30,767
  1,178   Viacom, Inc. Class B..............................      38,896
    805   Warner Music Group Corp. B........................      14,897
  2,735   Waste Management, Inc. ...........................      78,234
                                                              ----------
                                                                 262,430
                                                              ----------
          TECHNOLOGY -- 15.5%
    897   BellSouth Corp. H.................................      23,588
  1,554   EMC Corp./Massachusetts B.........................      20,110
    677   Emerson Electric Co. .............................      48,573
    870   First Data Corp. .................................      34,788
  4,009   General Electric Co. .............................     134,996
    864   Hewlett-Packard Co. ..............................      25,232
  1,358   International Business Machines Corp. H...........     108,963
  4,143   Microsoft Corp. ..................................     106,610
  4,001   Motorola, Inc. ...................................      88,371
  4,336   SBC Communications, Inc. H........................     103,939
  2,158   Sprint Nextel Corp. H.............................      51,327
  1,569   Texas Instruments, Inc. ..........................      53,196
  4,306   Time Warner, Inc. ................................      77,980
  2,136   Verizon Communications, Inc. .....................      69,821
    826   Whirlpool Corp. H.................................      62,571
                                                              ----------
                                                               1,010,065
                                                              ----------

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                                MARKET
SHARES                                                         VALUE U
-------                                                       ----------
COMMON STOCK -- (CONTINUED)
          TRANSPORTATION -- 3.5%
  1,734   CSX Corp. H.......................................  $   80,606
    472   Norfolk Southern Corp. ...........................      19,148
  2,583   Southwest Airlines Co. H..........................      38,359
  1,297   Union Pacific Corp. ..............................      93,009
                                                              ----------
                                                                 231,122
                                                              ----------
          UTILITIES -- 5.3%
    727   Dominion Resources, Inc. H........................      62,641
  2,208   Exelon Corp. .....................................     118,007
  1,670   FPL Group, Inc. H.................................      79,511
    865   Pinnacle West Capital Corp. ......................      38,134
  1,081   Progress Energy, Inc. H...........................      48,379
                                                              ----------
                                                                 346,672
                                                              ----------
          Total common stock
            (cost $5,344,237)...............................  $6,304,197
                                                              ----------
SHORT-TERM INVESTMENTS -- 14.4%
          FINANCE -- 3.2%
$10,051   Bank of America Mortgage Joint Repurchase
            Agreement,
            3.25%, 10-3-2005 @..............................  $   10,051
 41,911   Bank of America TriParty Mortgage Joint Repurchase
            Agreement,
            3.87%, 10-3-2005 @..............................      41,911
 20,664   Deutsche Bank Joint Repurchase Agreement,
            3.78%, 10-3-2005 @..............................      20,664
 21,809   J.P. Morgan Chase TriParty Mortgage Joint
            Repurchase Agreement,
            3.87%, 10-3-2005 @..............................      21,809
 39,039   Morgan Stanley TriParty Joint Repurchase
            Agreement,
            3.85%, 10-3-2005 @..............................      39,039

                                                                MARKET
SHARES                                                         VALUE U
-------                                                       ----------
          FINANCE -- (CONTINUED)
 74,624   UBS Securities, LLC Joint Repurchase Agreement,
            3.90%, 10-3-2005................................  $   74,624
                                                              ----------
                                                                 208,098
                                                              ----------
          SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
          LENDING -- 11.2%
729,957   BNY Institutional Cash Reserve Fund...............  $  729,957
                                                              ----------
          Total short-term investments
            (cost $938,055).................................  $  938,055
                                                              ----------
          TOTAL INVESTMENTS IN SECURITIES
            (COST $6,282,292) O.............................  $7,242,252
          OTHER ASSETS & LIABILITIES........................    (714,080)
                                                              ----------
          TOTAL NET ASSETS..................................  $6,528,172
                                                              ==========

Note:  Percentage of investments as shown is the ratio of the total market value to total net assets.

       Market value of investments in foreign securities represents 12.66% of total net assets at September 30, 2005.

    U  For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

    B  Currently non-income producing.

    O  At September 30, 2005, the cost of securities for federal income tax purposes is
       $6,293,186 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation                                                    $1,138,087
       Unrealized depreciation                                                      (189,021)
                                                                                  ----------
       Net unrealized appreciation                                                $  949,066
                                                                                  ==========

    H  Security is fully or partially on loan at September 30, 2005.

  @  Repurchase agreements collateralized as follows:

                                                                    SECURITY TYPE            COUPON RATE          EXPIRATION DATE
                                                                    -------------            ------------         ---------------
       Bank of America TriParty Joint Repurchase
         Agreement                                                FNMA                              5.00%                 2035
       Bank of America Joint Repurchase Agreement                 U.S. Treasury Note               3.375%                 2009
       Deutsche Bank Joint Repurchase Agreement                   FHLMC                       4.00%-7.00%            2018-2034
                                                                  FNMA                        4.00%-6.00%            2018-2035
       J.P. Morgan Chase Tri Party Mortgage Joint
         Repurchase Agreement                                     FNMA                        5.00%-6.00%            2025-2035
       Morgan Stanley TriParty Joint Repurchase Agreement         FHLMC                       4.50%-7.00%            2005-2020
                                                                  FNMA                        4.00%-6.00%            2013-2035
       UBS Securities, Inc. Joint Repurchase Agreement            FHLMC                      4.00%-13.50%            2007-2035
                                                                  FNMA                       4.00%-10.00%            2006-2035

The accompanying notes are an integral part of this financial statement.

 HARTFORD EQUITY INCOME HLS FUND

 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
COMMON STOCK -- 98.8%
            BASIC MATERIALS -- 9.5%
     49     Air Products and Chemicals, Inc. .................  $  2,686
    265     Alcoa, Inc. ......................................     6,473
    184     Dow Chemical Co. .................................     7,677
    101     DuPont (E.I.) de Nemours & Co. ...................     3,972
     71     Kimberly-Clark Corp. .............................     4,227
     55     PPG Industries, Inc. .............................     3,274
                                                                --------
                                                                  28,309
                                                                --------
            CAPITAL GOODS -- 0.9%
     53     Rockwell Automation, Inc. ........................     2,824
                                                                --------
            CONSUMER CYCLICAL -- 5.2%
    264     Caterpillar, Inc. ................................    15,510
                                                                --------
            CONSUMER STAPLES -- 9.3%
    110     Altria Group, Inc. ...............................     8,088
     99     Campbell Soup Co. ................................     2,942
     45     Colgate-Palmolive Co. ............................     2,386
     26     Diageo plc ADR, NY Shares.........................     1,502
     62     General Mills, Inc. ..............................     2,986
     39     Heinz (H.J.) Co. .................................     1,433
    103     Kellogg Co. ......................................     4,768
     27     PepsiCo, Inc. ....................................     1,508
     31     Weyerhaeuser Co. .................................     2,154
                                                                --------
                                                                  27,767
                                                                --------
            ENERGY -- 13.1%
     88     BP plc ADR........................................     6,244
    220     ConocoPhillips....................................    15,347
    230     Exxon Mobil Corp. ................................    14,619
     42     Royal Dutch Shell plc ADR.........................     2,889
                                                                --------
                                                                  39,099
                                                                --------
            FINANCE -- 30.3%
     85     ACE Ltd. .........................................     4,010
    293     Bank of America Corp. ............................    12,340
     61     Chubb Corp. ......................................     5,493
    279     Citigroup, Inc. ..................................    12,686
     43     Comerica, Inc. ...................................     2,556
     21     General Growth Properties, Inc. ..................       953
    170     J.P. Morgan Chase & Co. ..........................     5,758
     71     MBNA Corp. .......................................     1,740
    105     Merrill Lynch & Co., Inc. ........................     6,460
    177     National City Corp. ..............................     5,934
    115     PNC Financial Services Group, Inc. ...............     6,671
    123     SunTrust Banks, Inc. .............................     8,559
     92     U.S. Bancorp......................................     2,583
     55     Wachovia Corp. ...................................     2,610
     41     Washington Mutual, Inc. ..........................     1,599
    100     Wells Fargo & Co. ................................     5,859
     68     XL Capital Ltd. Class A...........................     4,654
                                                                --------
                                                                  90,465
                                                                --------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
            HEALTH CARE -- 7.8%
    103     Abbott Laboratories...............................  $  4,376
     53     AstraZeneca plc ADR...............................     2,487
    123     Baxter International, Inc. .......................     4,906
    136     Pfizer, Inc. .....................................     3,393
    173     Wyeth.............................................     8,024
                                                                --------
                                                                  23,186
                                                                --------
            SERVICES -- 1.0%
     41     Gannett Co., Inc. ................................     2,845
                                                                --------
            TECHNOLOGY -- 8.5%
     65     AT&T Corp. .......................................     1,287
    134     BellSouth Corp. ..................................     3,531
     66     Emerson Electric Co. .............................     4,752
     72     General Electric Co. .............................     2,411
    327     SBC Communications, Inc. .........................     7,834
    143     Sprint Nextel Corp. ..............................     3,398
     69     Verizon Communications, Inc. .....................     2,267
                                                                --------
                                                                  25,480
                                                                --------
            UTILITIES -- 13.2%
     82     Consolidated Edison, Inc. ........................     3,986
     28     Constellation Energy Group, Inc. .................     1,706
    118     Dominion Resources, Inc. .........................    10,185
     19     Entergy Corp. ....................................     1,412
     81     Exelon Corp. .....................................     4,346
    178     FPL Group, Inc. ..................................     8,470
     48     PPL Corp. ........................................     1,552
     55     SCANA Corp. ......................................     2,303
     83     Southern Co. .....................................     2,954
     21     TXU Corp. ........................................     2,348
                                                                --------
                                                                  39,262
                                                                --------
            Total common stock
              (cost $279,567).................................  $294,747
                                                                --------
PRINCIPAL
AMOUNT
---------
SHORT-TERM INVESTMENTS -- 2.1%
            FINANCE -- 2.1%
 $  299     Bank of America Mortgage Joint
              Repurchase Agreement,
              3.25%, 10-3-2005 @..............................  $    299
  1,241     Bank of America TriParty Mortgage Joint
              Repurchase Agreement,
              3.87%, 10-3-2005 @..............................     1,241
    612     Deutsche Bank Joint Repurchase Agreement,
              3.78%, 10-3-2005 @..............................       612
    646     J.P. Morgan Chase TriParty Mortgage Joint
              Repurchase Agreement,
              3.87%, 10-3-2005 @..............................       646

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
SHORT-TERM INVESTMENTS -- (CONTINUED)
            FINANCE -- (CONTINUED)
 $1,156     Morgan Stanley TriParty Joint
              Repurchase Agreement,
              3.85%, 10-3-2005 @..............................  $  1,156
  2,210     UBS Securities, LLC Joint
              Repurchase Agreement,
              3.90%, 10-3-2005 @..............................     2,210
                                                                --------
            Total short-term investments
              (cost $6,164)...................................  $  6,164
                                                                --------
            TOTAL INVESTMENTS IN SECURITIES
              (COST $285,731) O...............................  $300,911
            OTHER ASSETS & LIABILITIES........................    (2,574)
                                                                --------
            TOTAL NET ASSETS..................................  $298,337
                                                                ========

Note:  Percentage of investments as shown is the ratio of the total market value to total net assets.

       Market value of investments in foreign securities represents 4.40% of total net assets at September 30, 2005.

    U  For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

    O  At September 30, 2005, the cost of securities for federal income tax purposes is
       $285,817 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation..................................................  $23,845
       Unrealized depreciation..................................................   (8,751)
                                                                                  -------
       Net unrealized appreciation..............................................  $15,094
                                                                                  =======



  @  Repurchase agreements collateralized as follows:

                                                                                                                     EXPIRATION
                                                                       SECURITY TYPE            COUPON RATE             DATE
                                                                     ------------------         ------------         ----------
       Bank of America TriParty Joint Repurchase Agreement           FNMA                              5.00%              2035
       Bank of America Joint Repurchase Agreement                    U.S. Treasury Note               3.375%              2009
       Deutsche Bank Joint Repurchase Agreement                      FHLMC                       4.00%-7.00%         2018-2034
                                                                     FNMA                        4.00%-6.00%         2018-2035
       J. P. Morgan Chase TriParty Mortgage Joint Repurchase
         Agreement                                                   FNMA                        5.00%-6.00%         2025-2035
       Morgan Stanley TriParty Joint Repurchase Agreement            FHLMC                       4.50%-7.00%         2005-2020
                                                                     FNMA                        4.00%-6.00%         2013-2035
       UBS Securities, Inc. Joint Repurchase Agreement               FHLMC                      4.00%-13.50%         2007-2035
                                                                     FNMA                       4.00%-10.00%         2006-2035

The accompanying notes are an integral part of this financial statement.

 HARTFORD FOCUS HLS FUND

 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                MARKET
 SHARES                                                         VALUE U
---------                                                       -------
COMMON STOCK -- 98.6%
            BASIC MATERIALS -- 1.9%
    38      Dow Chemical Co. .................................  $ 1,600
                                                                -------
            CAPITAL GOODS -- 3.5%
    32      Boeing Co. .......................................    2,181
    16      United Technologies Corp. ........................      819
                                                                -------
                                                                  3,000
                                                                -------
            CONSUMER CYCLICAL -- 12.3%
    38      Caterpillar, Inc. ................................    2,233
   100      Dollar General Corp. .............................    1,841
    17      Federated Department Stores, Inc. ................    1,164
    67      Home Depot, Inc. .................................    2,555
    60      Toyota Motor Corp. ...............................    2,745
                                                                -------
                                                                 10,538
                                                                -------
            CONSUMER STAPLES -- 5.8%
    51      Coca-Cola Co. ....................................    2,181
    47      Procter & Gamble Co. .............................    2,777
                                                                -------
                                                                  4,958
                                                                -------
            ENERGY -- 8.3%
    38      ConocoPhillips....................................    2,685
    30      Occidental Petroleum Corp. .......................    2,580
    75      Williams Cos., Inc. ..............................    1,871
                                                                -------
                                                                  7,136
                                                                -------
            FINANCE -- 20.3%
    42      American International Group, Inc. ...............    2,578
    44      Citigroup, Inc. ..................................    2,007
    19      Goldman Sachs Group, Inc. ........................    2,261
   169      MBNA Corp. .......................................    4,159
    @@      Mitsubishi UFJ Financial Group, Inc. .............    2,121
    31      St. Paul Travelers Cos., Inc. ....................    1,395
    61      State Street Corp. ...............................    3,004
                                                                -------
                                                                 17,525
                                                                -------
            HEALTH CARE -- 10.5%
    10      Amgen, Inc. B.....................................      821
    62      Lilly (Eli) & Co. ................................    3,291
    42      Medtronic, Inc. ..................................    2,236
    75      Pfizer, Inc. .....................................    1,870
    20      Sanofi-Aventis S.A. ADR...........................      827
                                                                -------
                                                                  9,045
                                                                -------
            SERVICES -- 7.2%
   122      Accenture Ltd. Class A B..........................    3,111
    35      Viacom, Inc. Class B..............................    1,142
    53      XM Satellite Radio Holdings, Inc. Class A B.......    1,911
                                                                -------
                                                                  6,164
                                                                -------

                                                                MARKET
 SHARES                                                         VALUE U
---------                                                       -------
            TECHNOLOGY -- 26.6%
    51      Applied Materials, Inc. ..........................  $   858
   119      AT&T Corp. .......................................    2,360
     4      Bunka Shutter Co., Ltd. ..........................    2,480
   178      Cisco Systems, Inc. B.............................    3,192
    17      Electronic Arts, Inc. B...........................      956
    49      First Data Corp. .................................    1,968
    87      General Electric Co. .............................    2,936
   129      Microsoft Corp. ..................................    3,309
    66      Sprint Nextel Corp. ..............................    1,567
   132      Time Warner, Inc. ................................    2,398
    26      Yahoo!, Inc. B....................................      880
                                                                -------
                                                                 22,904
                                                                -------
            TRANSPORTATION -- 2.2%
    39      Carnival Corp. ...................................    1,935
                                                                -------
            Total common stock
              (cost $79,289)..................................  $84,805
                                                                -------
PRINCIPAL
AMOUNT
---------
SHORT-TERM INVESTMENTS -- 0.5%
            FINANCE -- 0.5%
  $ 21      Bank of America Mortgage Joint Repurchase
              Agreement,
              3.25%, 10-3-2005 @..............................  $    21
    91      Bank of America TriParty Mortgage Joint Repurchase
              Agreement,
              3.85%, 10-3-2005 @..............................       91
    45      Deutsche Bank Joint Repurchase Agreement,
              3.78%, 10-3-2005................................       45
    47      J.P. Morgan Chase TriParty Mortgage Joint
              Repurchase Agreement,
              3.87%, 10-3-2005 @..............................       47
    85      Morgan Stanley TriParty Joint Repurchase
              Agreement,
              3.85%, 10-3-2005 @..............................       85
   162      UBS Securities, LLC Joint Repurchase Agreement,
              3.90%, 10-3-2005 @..............................      162
                                                                -------
            Total short-term investments
              (cost $451).....................................  $   451
                                                                -------
            TOTAL INVESTMENTS IN SECURITIES
              (COST $79,740) O................................  $85,256
            OTHER ASSETS & LIABILITIES........................      763
                                                                -------
            TOTAL NET ASSETS..................................  $86,019
                                                                =======

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

Note:  Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 9.50% of total net assets at September 30, 2005.

       Security valued in good faith at fair value by, or under the direction of, the
       Funds' Board of Directors. The aggregate value of these securities at September 30,
       2005, was $7,347, which represents 8.54% of total net assets.

    U  For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

    B  Currently non-income producing.

    O  At September 30, 2005, the cost of securities for federal income tax purposes is
       $80,798 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation..................................................  $ 6,096
       Unrealized depreciation..................................................   (1,638)
                                                                                  -------
       Net unrealized appreciation..............................................  $ 4,458
                                                                                  =======
    @  Repurchase agreements collateralized as follows:

                                                                                                                     EXPIRATION
                                                                       SECURITY TYPE            COUPON RATE             DATE
                                                                     ------------------         ------------         ----------
       Bank of America TriParty Joint Repurchase Agreement           FNMA                              5.00%               2035
       Bank of America Joint Repurchase Agreement                    U.S. Treasury Note               3.375%               2009
       Deutsche Bank Joint Repurchase Agreement                      FHLMC                       4.00%-7.00%          2018-2034
                                                                     FNMA                        4.00%-6.00%          2018-2035
       J.P. Morgan Chase Tri Party Mortgage Joint Repurchase
         Agreement                                                   FNMA                        5.00%-6.00%          2025-2035
       Morgan Stanley TriParty Joint Repurchase Agreement            FHLMC                       4.50%-7.00%          2005-2020
                                                                     FNMA                        4.00%-6.00%          2013-2035
       UBS Securities, Inc. Joint Repurchase Agreement               FHLMC                      4.00%-13.50%          2007-2035
                                                                     FNMA                       4.00%-10.00%          2006-2035


   @@  Due to the presentation of the financial statements in thousands, the number of shares and/or dollars round to zero.

The accompanying notes are an integral part of this financial statement.

 HARTFORD GLOBAL ADVISERS HLS FUND

 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                          VALUE U
---------                                                       ---------
COMMON STOCK -- 57.8%
            BASIC MATERIALS -- 3.0%
      50    Cameco Corp. H....................................  $   2,680
   1,018    China Shenhua Energy Co., Ltd. BH.................      1,194
      61    Companhia Vale do Rio Doce ADR....................      2,676
      38    Freeport-McMoRan Copper & Gold, Inc., Class B.....      1,861
      50    Rio Tinto plc.....................................      2,062
      76    Xstrata plc H.....................................      1,966
                                                                ---------
                                                                   12,439
                                                                ---------
            CAPITAL GOODS -- 1.9%
      42    Boeing Co.........................................      2,868
      33    General Dynamics Corp.............................      3,885
     103    Hutchison Whampoa Ltd.............................      1,067
                                                                ---------
                                                                    7,820
                                                                ---------
            CONSUMER CYCLICAL -- 4.0%
      18    Adidas-Salomon AG H...............................      3,162
      61    Best Buy Co., Inc.................................      2,653
     379    Esprit Holdings Ltd...............................      2,831
     127    Office Depot, Inc. B..............................      3,760
      61    Seven-Eleven Japan Co., Ltd.......................      2,036
      41    Toyota Motor Corp.................................      1,906
                                                                ---------
                                                                   16,348
                                                                ---------
            CONSUMER STAPLES -- 4.9%
      96    Altria Group, Inc.................................      7,069
      @@    Japan Tobacco, Inc. H.............................      2,069
      28    LVMH Moet Hennessy Louis Vuitton S.A. H...........      2,326
     107    Procter & Gamble Co...............................      6,338
      77    Reckitt Benckiser plc.............................      2,353
                                                                ---------
                                                                   20,155
                                                                ---------
            ENERGY -- 6.1%
      74    Ente Nazionale Idrocarburi S.p.A. H...............      2,199
      67    Halliburton Co....................................      4,570
      22    Noble Corp........................................      1,486
     114    Petro-Canada......................................      4,755
      71    Sasol Ltd.                                              2,758
      46    Talisman Energy, Inc..............................      2,256
      40    Transocean, Inc. B................................      2,440
      40    Valero Energy Corp................................      4,466
                                                                ---------
                                                                   24,930
                                                                ---------
            FINANCE -- 10.0%
      21    Allianz AG........................................      2,853
     106    Banco Bilbao Vizcaya Argentaria S.A...............      1,852
     120    Bayerische Hypo-und Vereinsbank AG................      3,372
      28    Capital One Financial Corp........................      2,187
     140    Credit Suisse Group...............................      6,224
      32    Goldman Sachs Group, Inc..........................      3,878
      68    Mitsubishi Estate Co., Ltd. H.....................        935
       1    Mitsubishi UFJ Financial Group, Inc. H............      7,764
     207    Shinsei Bank Ltd..................................      1,310
      52    Shizuoka Bank Ltd.................................        539
     239    Standard Chartered plc............................      5,161

                                                                 MARKET
 SHARES                                                          VALUE U
---------                                                       ---------
            FINANCE -- (CONTINUED)
      41    UBS AG............................................  $   3,526
      26    UnitedHealth Group, Inc...........................      1,478
                                                                ---------
                                                                   41,079
                                                                ---------
            HEALTH CARE -- 8.6%
      60    Amgen, Inc. B.....................................      4,748
      74    AstraZeneca plc...................................      3,459
     115    Baxter International, Inc.........................      4,589
      62    Cardinal Health, Inc..............................      3,921
      92    Eisai Co., Ltd. H.................................      3,943
      55    Medtronic, Inc....................................      2,970
      46    Merck KGaA........................................      3,878
      17    Roche Holding AG..................................      2,392
     155    Schering-Plough Corp..............................      3,261
      72    Teva Pharmaceutical Industries Ltd. ADR H.........      2,416
                                                                ---------
                                                                   35,577
                                                                ---------
            SERVICES -- 5.8%
   1,413    EMI Group plc.....................................      6,036
      48    Grupo Televisa S.A. ADR...........................      3,463
      49    Pixar B...........................................      2,172
     709    Sirius Satellite Radio, Inc. BH...................      4,645
     147    Vivendi Universal S.A. H..........................      4,803
     145    Warner Music Group Corp. BH.......................      2,686
                                                                ---------
                                                                   23,805
                                                                ---------
            TECHNOLOGY -- 12.7%
      98    Alcatel S.A.......................................      1,316
     168    AU Optronics Corp. ADR............................      2,179
       3    Bunka Shutter Co., Ltd............................      1,981
   1,068    Carphone Warehouse Group plc......................      3,746
   1,244    Chi Mei Optoelectronics Corp......................      1,381
     298    Corning, Inc. B...................................      5,751
      18    Electronic Arts, Inc. B...........................        996
      24    Google, Inc. B....................................      7,722
      18    L.G. Philips LCD Co., Ltd. BH.....................        764
     147    Matsushita Electric Industrial Co., Ltd. H........      2,507
     100    Motorola, Inc.....................................      2,211
      12    Murata Manufacturing Co., Ltd.....................        685
       2    NTT DoCoMo, Inc...................................      3,700
      56    Qualcomm, Inc.....................................      2,488
      80    Research In Motion Ltd. B.........................      5,486
     210    SES Global S.A....................................      3,307
     681    Telefonaktiebolaget LM Ericsson...................      2,504
     127    Time Warner, Inc..................................      2,295
     607    Vodafone Group plc................................      1,579
                                                                ---------
                                                                   52,598
                                                                ---------
            TRANSPORTATION -- 0.8%
      38    Ryanair Holdings plc ADR BH.......................      1,712
     100    Yamato Transport Co., Ltd. H......................      1,650
                                                                ---------
                                                                    3,362
                                                                ---------
            Total common stock
              (cost $216,298).................................  $ 238,113
                                                                ---------

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       ---------
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -- 8.2%
            FINANCE -- 8.2%
$     50    Aesop Funding II LLC,
              3.85%, 10-20-2006 O.............................  $      50
     521    American Express Credit Account Master Trust,
              3.768%, 1-18-2011 K.............................        521
     128    AmeriCredit Automobile Receivables Trust,
              2.39%, 11-6-2007................................        128
     391    AmeriCredit Automobile Receivables Trust,
              2.53%, 3-6-2008.................................        389
      85    AmeriQuest Mortgage Securities, Inc.,
              3.93%, 3-25-2035 K..............................         85
     209    ARMS II,
              4.064%, 9-10-2034 K.............................        209
     500    Bank One Issuance Trust,
              3.878%, 6-15-2011 K.............................        502
     595    Bear Stearns Commercial Mortgage Securities, Inc.,
              4.68%, 8-13-2039................................        585
     450    Bear Stearns Commercial Mortgage Securities, Inc.,
              5.61%, 11-15-2033...............................        466
   1,185    BMW Vehicle Owner Trust,
              3.66%, 12-26-2007...............................      1,182
     285    Capital Auto Receivables Asset Trust,
              3.83%, 10-16-2006 K.............................        285
     171    Capital One Prime Auto Receivables Trust,
              2.43%, 2-15-2007................................        170
     473    Carmax Auto Owner Trust,
              3.78%, 2-15-2008................................        472
     265    Chase Issuance Trust,
              3.79%, 7-15-2010 K..............................        265
     403    Collegiate Funding Services Education Loan Trust
              I,
              3.54%, 9-29-2014 K..............................        402
     769    Collegiate Funding Services Education Loan Trust
              I,
              4.01%, 9-28-2017 K..............................        770
     468    Credit-Based Asset Servicing and Securities,
              3.95%, 8-25-2035 K..............................        468
     100    Crusade Global Trust,
              3.76%, 1-16-2035 K..............................        100
     123    Crusade Global Trust,
              3.80%, 1-17-2034 K..............................        123
     306    Crusade Global Trust,
              3.946%, 6-17-2037 K.............................        306
     228    Crusade Global Trust,
              4.076%, 9-18-2034 K.............................        228
     450    Credit Suisse First Boston Mortgage Securities
              Corp.,
              3.936%, 5-15-2038...............................        421
     594    Daimler Chrysler Auto Trust,
              2.62%, 6-8-2007.................................        591
     670    Daimler Chrysler Master Owner Trust,
              3.778%, 8-17-2009 K.............................        670

PRINCIPAL                                                        MARKET
 AMOUNT                                                          VALUE U
---------                                                       ---------
            FINANCE -- (CONTINUED)
$    800    Discover Card Master Trust I,
              3.78%, 9-16-2010 K..............................  $     798
     400    Discover Card Master Trust I,
              3.79%, 5-15-2010 K..............................        400
     285    Discover Card Master Trust I,
              3.80%, 4-16-2010 K..............................        285
     224    European Loan Conduit,
              5.17%, 11-1-2029 M..............................        396
     850    Fleet Credit Card Master Trust II,
              2.40%, 7-15-2008 [ ]............................        846
   1,135    GE Capital Credit Card Master Note Trust,
              3.82%, 6-15-2010 K..............................      1,136
     472    GE Commercial Equipment Financing LLC,
              3.03%, 1-22-2007 M..............................        471
     595    GE Commercial Equipment Financing LLC,
              3.81%, 1-20-2007 K..............................        595
     379    GE Corporate Aircraft Financing LLC,
              4.00%, 9-25-2013 MK.............................        379
     465    Gracechurch Card Funding plc,
              3.788%, 11-16-2009 K............................        465
     235    Granite Mortgages plc,
              3.78%, 7-20-2019 K..............................        235
      73    Honda Auto Receivables Owner Trust,
              1.68%, 11-21-2006...............................         72
   1,045    Honda Auto Receivables Owner Trust,
              2.91%, 10-20-2008 [ ]...........................      1,024
     318    Household Automotive Trust,
              1.73%, 12-17-2007...............................        317
     923    Household Automotive Trust,
              4.16%, 9-17-2008................................        920
   1,069    IXIS Real Estate Capital Trust,
              3.94%, 12-25-2035 K.............................      1,069
     480    MBNA Credit Card Master Note Trust,
              6.55%, 12-15-2008...............................        488
     593    Medallion Trust,
              3.84%, 5-10-2036 K..............................        588
     218    Medallion Trust,
              3.966%, 5-25-2035 K.............................        218
     224    Medallion Trust,
              4.11%, 12-21-2033 K.............................        225
     600    Morgan Stanley Dean Witter Capital I,
              6.20%, 7-15-2033................................        621
   1,201    Morgan Stanley Home Equity Loans,
              3.94%, 8-25-2035 K..............................      1,201
     762    National RMBS Trust,
              4.00%, 3-20-2034 K..............................        763
     308    Navistar Financial Corp. Owner Trust,
              2.72%, 12-15-2007...............................        306
     262    New Century Home Equity Loan Trust,
              4.12%, 3-25-2035 K..............................        262
     480    Nissan Auto Lease Trust,
              2.90%, 8-15-2007................................        474
     380    Nissan Auto Receivables Owner Trust,
              3.22%, 7-16-2007................................        378
     445    Nissan Auto Receivables Owner Trust,
              3.75%, 9-17-2007................................        443

The accompanying notes are an integral part of this financial statement.

 HARTFORD GLOBAL ADVISERS HLS FUND

 SEPTEMBER 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                          VALUE U
---------                                                       ---------
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -- (CONTINUED)
            FINANCE -- (CONTINUED)
$    500    Nomura Asset Securities Corp.,
              6.59%, 3-15-2030................................  $     522
     491    Onyx Acceptance Grantor Trust,
              4.03%, 4-15-2008................................        490
     521    Option One Mortgage Loan Trust,
              3.93%, 8-25-2035 K..............................        521
     597    Option One Mortgage Loan Trust,
              3.99%, 8-25-2035 K..............................        597
     570    Prudential Commercial Mortgage Trust,
              4.493%, 2-11-2036...............................        554
     603    Residential Asset Securities Corp.,
              3.93%, 8-25-2035 K..............................        603
     334    RMAC plc,
              3.894%, 12-12-2018 K............................        334
      83    RMAC plc,
              4.703%, 12-12-2020 **K..........................        147
     355    USAA Auto Owner Trust,
              1.58%, 6-15-2007................................        354
     133    USAA Auto Owner Trust,
              2.41%, 2-15-2007................................        133
     484    USAA Auto Owner Trust,
              2.79%, 6-15-2007................................        483
     340    USSA Auto Owner Trust,
              3.55%, 9-17-2007................................        339
   1,090    USSA Auto Owner Trust,
              3.80%, 12-17-2007...............................      1,086
     895    Volkswagen Credit Auto Master Trust,
              3.816%, 7-20-2010 K.............................        895
     500    Wachovia Bank Commercial Mortgage Trust,
              5.118%, 7-15-2042...............................        503
     551    Westpac Securitisation Trust,
              4.03%, 3-23-2036 K..............................        550
     175    WFS Financial Owner Trust,
              2.03%, 10-22-2007...............................        174
     105    WFS Financial Owner Trust,
              2.50%, 12-17-2007...............................        105
     891    WFS Financial Owner Trust,
              4.00%, 6-17-2008................................        889
     100    Whole Auto Loan Trust,
              2.59%, 5-15-2007................................        100
                                                                ---------
                                                                   34,142
                                                                ---------
            Total asset & commercial mortgage backed
              securities
              (cost $34,188)..................................  $  34,142
                                                                ---------
CORPORATE BONDS: INVESTMENT GRADE -- 31.4%
            BASIC MATERIALS -- 0.1%
$    325    International Paper Co.,
              5.375%, 8-11-2006...............................  $     400
                                                                ---------

PRINCIPAL                                                        MARKET
 AMOUNT                                                          VALUE U
---------                                                       ---------
            CONSUMER CYCLICAL -- 0.4%
$    485    DaimlerChrysler N.A. Holdings Corp.,
              4.875%, 6-15-2010...............................  $     475
   1,350    Wal-Mart Stores, Inc.,
              5.25%, 9-1-2035 H...............................      1,307
                                                                ---------
                                                                    1,782
                                                                ---------
            CONSUMER STAPLES -- 0.1%
     300    ConAgra Foods, Inc.,
              6.00%, 9-15-2006................................        304
                                                                ---------
            ENERGY -- 0.2%
     130    Halliburton Co.,
              5.109%, 10-17-2005 K............................        130
     480    Pemex Project Funding Master Trust,
              6.375%, 8-5-2016................................        665
                                                                ---------
                                                                      795
                                                                ---------
            FINANCE -- 29.0%
     300    Aiful Corp.,
              4.45%, 2-16-2010................................        292
     175    Aiful Corp.,
              5.00%, 8-10-2010 M..............................        174
   1,130    American Honda Finance Corp., M3.67%,
              7-23-2007 K.....................................      1,130
     650    ASIF III (Jersey) Ltd.,
              2.269%, 7-17-2006 K.............................        781
   2,175    Australian Government,
              6.00%, 2-15-2017................................      1,743
     310    Axa,
              8.60%, 12-15-2030...............................        408
     905    BAE Systems Holdings, Inc.,
              4.05%, 8-15-2008................................        905
   2,000    Banesto Banco Emisiones,
              2.153%, 10-21-2005 K............................      2,404
     430    BAT International Finance plc,
              3.02%, 4-3-2006 K...............................        519
     500    Berkshire Hathaway Finance Corp.,
              3.18%, 1-11-2008 MK.............................        500
     450    Boeing Capital Corp.,
              4.75%, 8-25-2008................................        451
   2,435    Canadian Government,
              5.50%, 6-1-2010.................................      2,264
   7,700    Canadian Government,
              5.50%, 6-1-2010.................................      7,159
     365    Canadian Government,
              5.75%, 6-1-2029.................................        384
   1,300    Caterpillar Financial Services Corp.,
              3.79%, 2-12-2007 K..............................      1,301
     990    Credit Suisse First Boston USA, Inc.,
              5.125%, 8-15-2015...............................        986
   5,195    Deutscheland Bundesrepublic,
              3.75%, 1-4-2015.................................      6,554
   3,135    Deutscheland Bundesrepublic,
              4.00%, 1-4-2037.................................      4,070
   8,925    Deutschland Rep DBR,
              5.25%, 7-4-2010.................................     11,933
   2,700    Dutch Treasury Certificate,
              2.08%, 10-31-2005 Z.............................      3,240

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                          VALUE U
---------                                                       ---------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
            FINANCE -- (CONTINUED)
$  5,475    Dutch Treasury Certificate,
              2.05%, 11-30-2005 Z.............................  $   6,559
   1,050    Finland (Republic of),
              4.75%, 3-6-2007 H...............................      1,052
   4,610    French Government,
              2.03%, 10-13-2005 BZ............................      5,537
     400    French Government,
              4.00%, 4-25-2013................................        514
   1,150    HBOS Treasury Services plc,
              4.00%, 9-15-2009................................      1,124
     540    International Lease Finance Corp.,
              3.035%, 6-26-2006 K.............................        653
   7,730    Israel Government Bond - Shahar,
              7.50%, 3-31-2014................................      1,870
 548,750    Japan Government,
              1.40%, 6-22-2009................................      4,985
 311,300    Japan-234,
              1.40%, 9-20-2011................................      2,815
 370,600    Japan-234,
              1.40%, 9-20-2011................................      3,351
     900    Japanese Government,
              1.90%, 9-20-2023................................          8
   4,035    Kingdom of Denmark,
              4.875%, 4-18-2007...............................      5,031
   3,676    Kingdom of Denmark,
              6.00% 11-15-2009................................        670
     430    Korea Development Bank,
              4.625%, 9-16-2010 H.............................        424
     800    Lloyds TSB Bank plc,
              5.25%, 7-14-2008................................      1,024
     904    MBNA Credit Card Master Note Trust,
              3.768%, 12-15-2010 K............................        904
     560    Metlife, Inc.,
              5.25%, 6-29-2020................................        975
   7,525    Mexican Bonos,
              10.00%, 12-5-2024...............................        776
     525    Mizuho Financial Group, Inc.,
              5.79%, 4-15-2014................................        547
     400    NAC RE Corp.,
              7.15%, 11-15-2005...............................        401
   1,650    New Zealand Government,
              6.00%, 11-15-2011...............................      1,149
   4,760    New Zealand Government,
              6.00%, 11-15-2011...............................      3,314
     225    Nordea Bank Finland plc,
              5.75%, 3-26-2014................................        296
   1,100    Nordea Bank Norge,
              2.134%, 12-13-2006 K............................      1,322
     620    Northern Rock plc,
              4.679%, 1-31-2006 K.............................      1,093
     425    Oversea-Chinese Banking Corp., Ltd.,
              7.25%, 9-6-2011 **..............................        618
     400    RCI Banque S.A.,
              2.266%, 1-4-2006 K..............................        481
   1,325    Royal Bank of Scotland plc,
              3.84%, 11-24-2006...............................      1,325

PRINCIPAL                                                        MARKET
 AMOUNT                                                          VALUE U
---------                                                       ---------
            FINANCE -- (CONTINUED)
$  1,430    Singapore Government,
              4.00%, 3-1-2007.................................  $     865
   1,350    Singapore Government,
              4.375%, 1-15-2009...............................        846
     144    Southern Capital Corp.,
              5.70%, 6-30-2022................................        146
   1,950    Spain Letras del Tesoro,
              2.03%, 12-23-2005 BZ............................      2,333
     250    St. Paul Cos., Inc.,
              5.75%, 3-15-2007................................        252
   8,015    Swedish Government,
              6.75%, 5-15-2014................................      1,325
   1,145    Temasek Financial I Ltd.,
              4.50%, 9-21-2015................................      1,117
     550    UniCredito Italiano Bank (Ireland),
              2.104%, 10-11-2006 K............................        661
   1,300    UniCredito Italiano Bank (Ireland),
              2.127%, 11-4-2005 K.............................      1,562
     845    United Kingdom Treasury,
              4.25%, 3-7-2036.................................      1,490
   1,850    United Kingdom Treasury,
              4.75%, 6-7-2010.................................      3,337
   3,000    United Kingdom Treasury,
              5.00%, 3-7-2008.................................      5,390
   1,200    US Bank NA,
              3.669%, 7-28-2006 K.............................      1,201
     550    Volkswagen Bank GMBH,
              2.235%, 12-27-2006 K............................        661
   1,240    Wells Fargo Bank NA,
              3.770%, 7-24-2006 K.............................      1,240
   1,240    Wells Fargo Bank NA,
              4.00%, 7-24-2006................................      1,240
                                                                ---------
                                                                  119,682
                                                                ---------
            SERVICES -- 0.0%
     151    Harrah's Operating Co., Inc.,
              5.625%, 6-1-2015................................        149
                                                                ---------
            TECHNOLOGY -- 1.0%
     475    Cingular Wireless Services, Inc.,
              7.875%, 3-1-2011 H..............................        541
     150    France Telecom,
              8.00%, 12-20-2017...............................        331
     630    General Electric Co.,
              5.00%, 2-1-2013 H...............................        635
     230    Ote PLC,
              5.00%, 8-5-2013.................................        301
     440    Sprint Capital Corp.,
              7.125%, 1-30-2006...............................        444
     580    Sprint Capital Corp.,
              7.625%, 1-30-2011 H.............................        649
     625    Telecom Italia Capital,
              6.375%, 11-15-2033..............................        643
     375    Verizon New England, Inc.,
              6.50%, 9-15-2011................................        399
                                                                ---------
                                                                    3,943
                                                                ---------

The accompanying notes are an integral part of this financial statement.

 HARTFORD GLOBAL ADVISERS HLS FUND

 SEPTEMBER 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                          VALUE U
---------                                                       ---------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
            TRANSPORTATION -- 0.1%
$    320    Union Pacific Co.,
              6.40%, 2-1-2006.................................  $     322
                                                                ---------
            UTILITIES -- 0.5%
      95    Commonwealth Edison Co.,
              6.15%, 3-15-2012................................         99
     350    FPL Group Capital, Inc.,
              6.125%, 5-15-2007 H.............................        358
     160    Northumbrian Water,
              6.00%, 10-11-2017...............................        304
     300    NSTAR,
              8.00%, 2-15-2010................................        336
     195    Virginia Electric & Power Co.,
              5.375%, 2-1-2007 H..............................        196
     800    Virginia Electric & Power Co.,
              5.75%, 3-31-2006................................        805
                                                                ---------
                                                                    2,098
                                                                ---------
            Total corporate bonds: investment grade
              (cost $128,551).................................  $ 129,475
                                                                ---------
U.S. GOVERNMENT SECURITIES -- 6.4%
            OTHER DIRECT FEDERAL OBLIGATIONS -- 0.3%
$  1,200    Federal Home Loan Bank,
              5.75% 2012......................................  $   1,276
                                                                ---------
            U.S. TREASURY SECURITIES -- 6.1%
   1,350    3.56% 2005 Z......................................      1,343
   2,885    0.875% 2010 J.....................................      2,900
     620    3.66% 2011........................................        620
   3,550    3.875% 2009 J.....................................      4,588
   3,155    4.00% 2010/15.....................................      3,120
   3,525    4.125% 2015.......................................      3,464
   8,225    5.375% 2031.......................................      9,215
                                                                ---------
                                                                   25,250
                                                                ---------
            Total U.S. government securities
              (cost $26,596)..................................  $  26,526
                                                                ---------
U.S. GOVERNMENT AGENCIES -- 4.4%
            FEDERAL HOME LOAN MORTGAGE CORPORATION -- 1.8%
$    601    4.834% 2029 K.....................................  $     615
   5,925    4.50% 2020........................................      5,801
     418    5.50% 2019........................................        424
                                                                ---------
                                                                    6,840
                                                                ---------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 2.2%
   1,320    3.25% 2006........................................      1,308
   1,439    4.759% 2014.......................................      1,435
   1,648    4.974% 2013.......................................      1,665
   4,091    5.00% 2019........................................      4,082
     523    5.50% 2018-2034...................................        525
     174    6.50% 2010-2013...................................        180
      11    7.00% 2029........................................         12
                                                                ---------
                                                                    9,207
                                                                ---------

PRINCIPAL                                                        MARKET
 AMOUNT                                                          VALUE U
---------                                                       ---------
            GOVERNMENT NATIONAL MORTGAGE -- 0.4%
$    557    6.00% 2028-2035...................................  $     570
     137    6.50% 2028........................................        143
     726    7.50% 2025-2029...................................        765
      78    8.00% 2029-2030...................................         83
                                                                ---------
                                                                    1,561
                                                                ---------
            Total U.S. government agencies
              (cost $17,625)                                    $  17,608
                                                                ---------
 SHARES
---------
OPTIONS PUT PURCHASED -- 0.0%
     960    Euro vs. Japanese Yen/
              December 2005/116.60............................  $      @@
   3,500    Swiss Franc vs. Japanese Yen/ December
              2005/86.96......................................         37
                                                                ---------
            Total options put purchased
              (cost $84)......................................  $      37
                                                                ---------
PRINCIPAL
 AMOUNT
---------
SHORT-TERM INVESTMENTS -- 22.8%
            BANKING --9.6%
$  1,914    Bank of America Mortgage Joint Repurchase
              Agreement,
              3.25%, 10-3-2005 @..............................  $   1,914
   7,983    Bank of America TriParty Mortgage Joint Repurchase
              Agreement,
              3.87%, 10-31-2005 @.............................      7,983
   3,936    Deutsche Bank Joint Repurchase Agreement,
              3.78%, 10-3-2005 @..............................      3,936
   4,154    J.P. Morgan Chase TriParty Mortgage Joint
              Repurchase Agreement,
              3.87%, 10-3-2005 @..............................      4,154
   7,436    Morgan Stanley TriParty Joint Repurchase
              Agreement,
              3.85%, 10-3-2005 @..............................      7,436
  14,214    UBS Securities, LLC Joint Repurchase Agreement,
              3.90%, 10-3-2005 @..............................     14,214
                                                                ---------
                                                                   39,637
                                                                ---------
            CONSUMER STAPLES -- 0.3%
   1,380    KFW International Finance,
              3.98%, 3-10-2006 Z..............................      1,351
                                                                ---------
            FINANCE -- 1.5%
   1,125    Belgium Treasury,
              2.05%, 12-15-2005 Z.............................      1,347
   1,240    Lasalle Bank,
              4.09%, 5-17-2006................................      1,240
   1,160    Rabobank Nederland,
              4.19%, 8-28-2006................................      1,160
   2,370    Westdeutsche Landesbank,
              3.97%, 7-17-2006................................      2,370
                                                                ---------
                                                                    6,117
                                                                ---------

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       ---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 11.4%
  46,792    Navigator Prime Portfolio.........................  $  46,792
                                                                ---------
            Total short-term investments
              (cost $93,909)..................................  $  93,897
                                                                ---------
            TOTAL INVESTMENTS IN SECURITIES
              (COST $517,251) O...............................  $ 539,798
            OTHER ASSETS & LIABILITIES........................   (128,189)
                                                                ---------
            TOTAL NET ASSETS..................................  $ 411,609
                                                                =========

Note:  Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 54.32% of total net assets at September 30, 2005.

       Security valued in good faith at fair value by, or under the direction of, the
       Funds' Board of Directors. The aggregate value of these securities at September 30,
       2005, was $108,935, which represents 26.47% of total net assets.

    U  For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

    B  Currently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

    O  At September 30, 2005, the cost of securities for federal income tax purposes is
       $518,587 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation..................................................  $25,477
       Unrealized depreciation..................................................   (4,266)
                                                                                  -------
       Net unrealized appreciation..............................................  $21,211
                                                                                  =======

    M  Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to qualified institutional buyers.
       Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at September 30,
       2005, was $9,704, which represents 2.36% of total net assets.

   **  Securities contain some restrictions as to public resale. These securities comply with Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, and are determined to be liquid. At September 30, 2005, the market value of these securities amounted to
       $765 or 0.19% of net assets.

    K  Variable rate securities; the rate reported is the coupon rate in effect at January
       31, 2005.

    Z  The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

    J  U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

    H  Security is fully or partially on loan at September 30, 2005.

    P  Security pledged as initial margin deposit for open futures contracts at September
       30, 2005.



 @ Repurchase agreements collateralized as follows:

                                                                      SECURITY TYPE            COUPON RATE             DATE
                                                                    ------------------         ------------         ----------
      Bank of America TriParty Joint Repurchase Agreement           FNMA                              5.00%              2035
      Bank of America Joint Repurchase Agreement                    U.S. Treasury Note               3.375%              2009
      Deutsche Bank Joint Repurchase Agreement                      FHLMC                       4.00%-7.00%         2018-2034
                                                                    FNMA                        4.00%-6.00%         2018-2035
      J. P. Morgan Chase Tri Party Mortgage Joint Repurchase
        Agreement                                                   FNMA                        5.00%-6.00%         2025-2035
      Morgan Stanley TriParty Joint Repurchase Agreement            FHLMC                       4.50%-7.00%         2005-2020
                                                                    FNMA                        4.00%-6.00%         2013-2035
      UBS Securities, Inc. Joint Repurchase Agreement               FHLMC                      4.00%-13.50%         2007-2035
                                                                    FNMA                       4.00%-10.00%         2006-2035

The accompanying notes are an integral part of this financial statement.

 HARTFORD GLOBAL ADVISERS HLS FUND

 SEPTEMBER 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                FUTURES CONTRACTS OPEN AS OF SEPTEMBER 30, 2005

                                                                                                                      UNREALIZED
                                                                                                                     APPRECIATION
                                                            NUMBER OF                                                     AT
DESCRIPTION                                                 CONTRACTS         POSITION          EXPIRATION            9/30/2005
-----------                                                 ---------         --------         -------------         ------------
Eurex EURO-BUND Futures Contract                                45             Long            December 2005             $(43)
Eurex EURO-BOBL Futures Contract                                23            Short            December 2005                5
Eurex EURO-SCHATZ Futures Contract                              49             Long            December 2005              (22)
OMXS30 Index Futures Contract                                    3             Long            October 2005                 1
Russell 2000 Index Mini Futures Contract                       185            Short            December 2005               80
S&P 500 Index Mini Futures Contract                            170             Long            December 2005              (11)
2 Year U.S. Treasury Note Futures Contract                      91             Long            December 2005              (61)
5 Year U.S. Treasury Note Futures Contract                      41            Short            December 2005               17
10 Year U.S. Treasury Note Futures Contract                     20             Long            December 2005              (14)
                                                                                                                         ----
                                                                                                                         $(48)
                                                                                                                         ====

These Contracts had a market value of $24,373 as of September 30, 2005 and were collateralized by Fleet Credit Card Master Trust II, 2.40%, 7-15-2008 with a market value of $846 and Honda Auto Receivables Owner Trust, 2.91%, 10-20-2008 with a market value of $1,024.

      FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT SEPTEMBER 30, 2005

                                                                                                                     UNREALIZED
                                                               MARKET          CONTRACT          DELIVERY           APPRECIATION
DESCRIPTION                                TRANSACTION          VALUE           AMOUNT             DATE            (DEPRECIATION)
-----------                                -----------         -------         --------         ----------         --------------
Australian Dollar                            Buy               $   138         $   136          10-4-2005              $    2
Australian Dollar                            Buy                   107             106          10-4-2005                   1
Australian Dollar                            Buy                   679             668          10-4-2005                  11
Australian Dollar                            Buy                 1,380           1,364          10-4-2005                  16
Australian Dollar                            Buy                   236             236          10-4-2005                  @@
Australian Dollar                            Buy                   160             162          10-4-2005                  (2)
Australian Dollar                            Buy                   404             409          10-4-2005                  (5)
Australian Dollar                            Buy                 1,349           1,369          10-4-2005                 (20)
Australian Dollar                            Buy                   145             146          10-4-2005                  (1)
Australian Dollar                            Buy                   229             230          10-4-2005                  (1)
Australian Dollar                            Buy                   267             268          10-4-2005                  (1)
Australian Dollar                            Buy                   510             506          10-4-2005                   4
Australian Dollar                            Buy                 1,503           1,490          10-4-2005                  13
Australian Dollar                            Buy                   776             769          11-1-2005                   7
Australian Dollar                            Buy                 1,799           1,783          11-1-2005                  16
Australian Dollar                            Buy                   350             351          11-1-2005                  (1)
Australian Dollar                           Sell                   671             663          10-4-2005                  (8)
Australian Dollar                           Sell                   800             795          10-4-2005                  (5)
Australian Dollar                           Sell                   181             180          10-4-2005                  (1)
Australian Dollar                           Sell                 2,189           2,177          10-4-2005                 (12)
Australian Dollar                           Sell                   511             505          10-4-2005                  (6)
Australian Dollar                           Sell                   137             134          10-4-2005                  (3)
Australian Dollar                           Sell                   717             719          10-4-2005                   2
Australian Dollar                           Sell                   267             265          11-1-2005                  (2)
Australian Dollar                           Sell                   510             506          11-1-2005                  (4)
Australian Dollar                           Sell                 1,501           1,488          11-1-2005                 (13)
Australian Dollar                           Sell                   777             770          10-4-2005                  (7)
Australian Dollar                           Sell                 1,802           1,785          10-4-2005                 (17)
British Pounds                               Buy                   283             288          10-4-2005                  (5)
British Pounds                               Buy                    77              79          10-4-2005                  (2)
British Pounds                               Buy                   156             159          10-4-2005                  (3)
British Pounds                               Buy                   141             144          10-4-2005                  (3)
British Pounds                               Buy                   282             293          10-4-2005                 (11)
British Pounds                               Buy                   197             205          10-4-2005                  (8)
British Pounds                               Buy                   230             239          10-4-2005                  (9)
British Pounds                               Buy                   405             419          10-4-2005                 (14)

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                                                                                     UNREALIZED
                                                               MARKET          CONTRACT          DELIVERY           APPRECIATION
DESCRIPTION                                TRANSACTION          VALUE           AMOUNT             DATE            (DEPRECIATION)
-----------                                -----------         -------         --------         ----------         --------------
British Pounds                               Buy               $   282         $   289          10-4-2005              $   (7)
British Pounds                               Buy                    88              90          10-4-2005                  (2)
British Pounds                               Buy                 1,130           1,131          10-4-2005                  (1)
British Pounds                               Buy                   511             513          11-1-2005                  (2)
British Pounds                               Buy                   264             265          11-1-2005                  (1)
British Pounds                              Sell                   141             144          10-4-2005                   3
British Pounds                              Sell                 2,037           2,084          10-4-2005                  47
British Pounds                              Sell                 1,094           1,118          10-4-2005                  24
British Pounds                              Sell                   529             533          11-1-2005                   4
British Pounds                              Sell                 1,130           1,131          11-1-2005                   1
Canadian Dollar                              Buy                   276             271          12-21-2005                  5
Canadian Dollar                              Buy                   138             136          12-21-2005                  2
Canadian Dollar                              Buy                   414             407          12-21-2005                  7
Canadian Dollar                              Buy                   276             274          12-21-2005                  2
Canadian Dollar                              Buy                   138             138          12-21-2005                 @@
Canadian Dollar                             Sell                   138             136          12-21-2005                 (2)
Canadian Dollar                             Sell                 1,855           1,827          12-21-2005                (28)
Canadian Dollar                             Sell                    52              51          12-21-2005                 (1)
Canadian Dollar                             Sell                 1,363           1,352          12-21-2005                (11)
Canadian Dollar                             Sell                   345             341          12-21-2005                 (4)
Canadian Dollar                             Sell                   345             341          12-21-2005                 (4)
Canadian Dollar                             Sell                   414             408          12-21-2005                 (6)
Chilian Peso                                 Buy                   355             325          11-10-2005                 30
Chilian Peso                                 Buy                   205             203          12-21-2005                  2
Chilian Peso                                 Buy                   173             172          12-21-2005                  1
Chilian Peso                                 Buy                   174             173          12-21-2005                  1
Chilian Peso                                Sell                   355             318          11-10-2005                (37)
Chilian Peso                                Sell                   276             273          12-21-2005                 (3)
Chilian Peso                                Sell                   276             272          12-21-2005                 (4)
Chilian Peso                                Sell                   207             203          12-21-2005                 (4)
Chinese Yuan Renminbi                        Buy                   447             442          8-14-2006                   5
Chinese Yuan Renminbi                        Buy                   149             147          8-14-2006                   2
Chinese Yuan Renminbi                        Buy                   638             631          8-14-2006                   7
Chinese Yuan Renminbi                        Buy                   304             301          8-14-2006                   3
Chinese Yuan Renminbi                        Buy                   812             803          8-14-2006                   9
Chinese Yuan Renminbi                        Buy                   338             341          5-25-2006                  (3)
Chinese Yuan Renminbi                        Buy                   337             340          5-25-2006                  (3)
Chinese Yuan Renminbi                       Sell                   676             684          5-25-2006                   8
Chinese Yuan Renminbi                       Sell                 1,580           1,574          8-14-2006                  (6)
Chinese Yuan Renminbi                       Sell                   770             768          8-14-2006                  (2)
Danish Krone                                Sell                   687             702          12-21-2005                 15
Euro                                         Buy                   360             367          10-4-2005                  (7)
Euro                                         Buy                   397             405          10-4-2005                  (8)
Euro                                         Buy                 1,622           1,659          10-4-2005                 (37)
Euro                                         Buy                 3,297           3,380          10-4-2005                 (83)
Euro                                         Buy                   639             653          10-4-2005                 (14)
Euro                                         Buy                 2,216           2,263          10-4-2005                 (47)
Euro                                         Buy                    52              53          10-4-2005                  (1)
Euro                                         Buy                   661             675          10-4-2005                 (14)
Euro                                         Buy                   324             330          10-4-2005                  (6)
Euro                                         Buy                   325             330          10-4-2005                  (5)
Euro                                         Buy                 1,033           1,074          10-4-2005                 (41)
Euro                                         Buy                   132             137          10-4-2005                  (5)
Euro                                         Buy                 1,346           1,377          10-4-2005                 (31)
Euro                                         Buy                   661             676          10-4-2005                 (15)
Euro                                         Buy                   132             134          10-4-2005                  (2)
Euro                                         Buy                   133             135          10-4-2005                  (2)

The accompanying notes are an integral part of this financial statement.

 HARTFORD GLOBAL ADVISERS HLS FUND

 SEPTEMBER 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                                                                     UNREALIZED
                                                               MARKET          CONTRACT          DELIVERY           APPRECIATION
DESCRIPTION                                TRANSACTION          VALUE           AMOUNT             DATE            (DEPRECIATION)
-----------                                -----------         -------         --------         ----------         --------------
Euro                                         Buy               $   133         $   134          11-1-2005              $   (1)
Euro                                         Buy                 7,654           7,677          10-4-2005                 (23)
Euro                                         Buy                   159             159          11-1-2005                  @@
Euro                                         Buy                   315             316          10-4-2005                  (1)
Euro                                         Buy                 6,450           6,471          10-4-2005                 (21)
Euro                                         Buy                   144             145          10-4-2005                  (1)
Euro                                         Buy                 3,336           3,349          10-4-2005                 (13)
Euro                                         Buy                   105             105          10-4-2005                  (0)
Euro                                         Buy                 7,275           7,307          10-4-2005                 (32)
Euro                                         Buy                   192             193          10-4-2005                  (1)
Euro                                         Buy                   775             778          11-1-2005                  (3)
Euro                                         Buy                 1,628           1,635          10-4-2005                  (7)
Euro                                         Buy                    52              52          11-1-2005                  @@
Euro                                         Buy                 2,643           2,642          10-4-2005                   1
Euro                                         Buy                   662             662          11-1-2005                  @@
Euro                                         Buy                 8,906           8,900          10-4-2005                   6
Euro                                         Buy                   640             640          11-1-2005                  @@
Euro                                         Buy                   265             265          11-1-2005                  @@
Euro                                         Buy                   505             505          10-4-2005                  @@
Euro                                         Buy                   450             450          11-1-2005                  @@
Euro                                         Buy                   226             226          10-4-2005                  @@
Euro                                         Buy                 1,506           1,505          10-4-2005                   1
Euro                                        Sell                   237             242          10-4-2005                   5
Euro                                        Sell                10,380          10,602          10-4-2005                 222
Euro                                        Sell                   200             204          10-4-2005                   4
Euro                                        Sell                 8,906           9,100          10-4-2005                 194
Euro                                        Sell                   144             147          10-4-2005                   3
Euro                                        Sell                 3,336           3,407          10-4-2005                  71
Euro                                        Sell                   192             196          10-4-2005                   4
Euro                                        Sell                 1,627           1,662          10-4-2005                  35
Euro                                        Sell                   586             599          10-4-2005                  13
Euro                                        Sell                 1,879           1,919          10-4-2005                  40
Euro                                        Sell                 5,610           5,730          10-4-2005                 120
Euro                                        Sell                   238             243          10-4-2005                   5
Euro                                        Sell                 7,654           7,817          10-4-2005                 163
Euro                                        Sell                   315             321          10-4-2005                   6
Euro                                        Sell                 7,484           7,635          10-4-2005                 151
Euro                                        Sell                   193             196          10-4-2005                   3
Euro                                        Sell                    96             100          10-4-2005                   4
Euro                                        Sell                   193             199          10-4-2005                   6
Euro                                        Sell                   264             269          10-4-2005                   5
Euro                                        Sell                   240             244          10-4-2005                   4
Euro                                        Sell                   118              80          10-4-2005                 (38)
Euro                                        Sell                 1,346           1,363          10-4-2005                  17
Euro                                        Sell                   121             121          11-1-2005                  @@
Euro                                        Sell                   159             159          10-4-2005                  @@
Euro                                        Sell                 7,663           7,687          11-1-2005                  24
Euro                                        Sell                   315             316          11-1-2005                   1
Euro                                        Sell                 6,459           6,480          11-1-2005                  21
Euro                                        Sell                   144             145          11-1-2005                   1
Euro                                        Sell                 3,340           3,353          11-1-2005                  13
Euro                                        Sell                   105             105          11-1-2005                  @@
Euro                                        Sell                 7,284           7,316          11-1-2005                  32
Euro                                        Sell                   774             777          10-4-2005                   3
Euro                                        Sell                   192             193          11-1-2005                   1
Euro                                        Sell                    52              52          10-4-2005                  @@
Euro                                        Sell                 1,630           1,637          11-1-2005                   7

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                                                                                     UNREALIZED
                                                               MARKET          CONTRACT          DELIVERY           APPRECIATION
DESCRIPTION                                TRANSACTION          VALUE           AMOUNT             DATE            (DEPRECIATION)
-----------                                -----------         -------         --------         ----------         --------------
Euro                                        Sell                   661             661          10-4-2005              $   @@
Euro                                        Sell                 2,646           2,645          11-1-2005                  (1)
Euro                                        Sell                   639             639          10-4-2005                  @@
Euro                                        Sell                 8,918           8,912          11-1-2005                  (6)
Euro                                        Sell                   264             264          10-4-2005                  @@
Euro                                        Sell                   449             449          10-4-2005                  @@
Euro                                        Sell                   505             505          11-1-2005                  @@
Euro                                        Sell                   265             265          11-1-2005                  @@
Euro                                        Sell                   226             226          11-1-2005                  @@
Euro                                        Sell                 1,508           1,507          11-1-2005                  (1)
Euro                                        Sell                 1,347           1,347          11-1-2005                  @@
Hong Kong Dollar                             Buy                   511             511          10-3-2005                  @@
Hong Kong Dollar                             Buy                   261             261          10-4-2005                  @@
Hong Kong Dollar                             Buy                   567             576          11-7-2005                  (9)
Hong Kong Dollar                             Buy                   272             272          1-18-2006                  @@
Hong Kong Dollar                             Buy                 1,081           1,080          1-18-2006                   1
Hong Kong Dollar                             Buy                 2,110           2,110          1-18-2006                  @@
Hong Kong Dollar                             Buy                 1,086           1,086          1-18-2006                  @@
Hong Kong Dollar                             Buy                 1,960           1,959          1-18-2006                   1
Hong Kong Dollar                            Sell                   567             576          11-7-2005                   9
Hong Kong Dollar                            Sell                   558             565          1-18-2006                   7
Hong Kong Dollar                            Sell                   637             645          1-18-2006                   8
Hong Kong Dollar                            Sell                 2,445           2,469          1-18-2006                  24
Hong Kong Dollar                            Sell                 2,869           2,893          1-18-2006                  24
Iceland Krona                                Buy                   439             430          12-21-2005                  9
Iceland Krona                                Buy                    68              67          12-21-2005                  1
Iceland Krona                               Sell                    68              67          12-21-2005                 (1)
Iceland Krona                               Sell                    68              66          12-21-2005                 (2)
Iceland Krona                               Sell                    68              66          12-21-2005                 (2)
Israeli Shekel                               Buy                   256             256          10-6-2005                  @@
Israeli Shekel                               Buy                   203             204          12-21-2005                 (1)
Israeli Shekel                              Sell                   133             135          12-21-2005                  2
Israeli Shekel                              Sell                   131             133          12-21-2005                  2
Israeli Shekel                              Sell                   984             998          12-21-2005                 14
Israeli Shekel                              Sell                   675             680          12-21-2005                  5
Israeli Shekel                              Sell                   268             270          12-21-2005                  2
Israeli Shekel                              Sell                   256             256          12-21-2005                 @@
Japanese Yen                                 Buy                   353             354          10-3-2005                  (1)
Japanese Yen                                 Buy                   329             330          10-3-2005                  (1)
Japanese Yen                                 Buy                 1,017           1,021          10-3-2005                  (4)
Japanese Yen                                 Buy                   123             124          10-4-2005                  (1)
Japanese Yen                                 Buy                 1,305           1,355          10-4-2005                 (50)
Japanese Yen                                 Buy                   655             680          10-4-2005                 (25)
Japanese Yen                                 Buy                   656             670          10-4-2005                 (14)
Japanese Yen                                 Buy                 5,366           5,566          11-9-2005                (200)
Japanese Yen                                 Buy                   525             544          10-4-2005                 (19)
Japanese Yen                                 Buy                   684             702          10-4-2005                 (18)
Japanese Yen                                 Buy                 1,488           1,489          10-4-2005                  (1)
Japanese Yen                                 Buy                   571             571          11-1-2005                  @@
Japanese Yen                                 Buy                 2,497           2,501          10-4-2005                  (4)
Japanese Yen                                 Buy                   352             352          11-1-2005                  @@
Japanese Yen                                Sell                 5,292           5,610          12-7-2005                 318
Japanese Yen                                Sell                 1,883           1,954          10-4-2005                  71
Japanese Yen                                Sell                 4,168           4,319          10-4-2005                 151
Japanese Yen                                Sell                    87              90          10-4-2005                   3
Japanese Yen                                Sell                    87              90          10-4-2005                   3
Japanese Yen                                Sell                    87              90          10-4-2005                   3

The accompanying notes are an integral part of this financial statement.

 HARTFORD GLOBAL ADVISERS HLS FUND

 SEPTEMBER 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                                                                     UNREALIZED
                                                               MARKET          CONTRACT          DELIVERY           APPRECIATION
DESCRIPTION                                TRANSACTION          VALUE           AMOUNT             DATE            (DEPRECIATION)
-----------                                -----------         -------         --------         ----------         --------------
Japanese Yen                                Sell                   291             301          10-4-2005              $   10
Japanese Yen                                Sell                   288             294          10-4-2005                   6
Japanese Yen                                Sell                   266             270          11-1-2005                   4
Japanese Yen                                Sell                   569             569          10-4-2005                  @@
Japanese Yen                                Sell                 1,493           1,494          11-1-2005                   1
Japanese Yen                                Sell                   350             351          10-4-2005                   1
Japanese Yen                                Sell                 2,506           2,509          11-1-2005                   3
Japanese Yen                                Sell                   271             271          11-1-2005                  @@
Japanese Yen                                Sell                   626             627          11-1-2005                   1
Japanese Yen                                Sell                   540             539          11-1-2005                  (1)
Mexican Peso                                 Buy                   638             607          5-25-2006                  31
Mexican Peso                                 Buy                   471             472          12-21-2005                 (1)
Mexican Peso                                 Buy                   374             372          12-21-2005                  2
Mexican Peso                                 Buy                 1,587           1,577          12-21-2005                 10
Mexican Peso                                 Buy                   833             827          12-21-2005                  6
Mexican Peso                                 Buy                   744             736          12-21-2005                  8
Mexican Peso                                 Buy                   707             701          12-21-2005                  6
Mexican Peso                                 Buy                   672             665          12-21-2005                  7
Mexican Peso                                 Buy                 1,366           1,349          12-21-2005                 17
Mexican Peso                                 Buy                   203             201          12-21-2005                  2
Mexican Peso                                 Buy                   398             397          12-21-2005                  1
Mexican Peso                                Sell                   637             617          5-25-2006                 (20)
Mexican Peso                                Sell                   267             267          12-21-2005                 @@
Mexican Peso                                Sell                   109             108          12-21-2005                 (1)
Mexican Peso                                Sell                   134             132          12-21-2005                 (2)
Mexican Peso                                Sell                   134             133          12-21-2005                 (1)
Mexican Peso                                Sell                   134             133          12-21-2005                 (1)
New Zealand Dollar                           Buy                 6,234           5,605          12-7-2005                 629
New Zealand Dollar                           Buy                   131             133          12-21-2005                 (2)
New Zealand Dollar                           Buy                   247             252          12-21-2005                 (5)
New Zealand Dollar                           Buy                   734             737          12-21-2005                 (3)
New Zealand Dollar                          Sell                 5,940           6,074          11-9-2005                 134
New Zealand Dollar                          Sell                 1,318           1,348          12-21-2005                 30
New Zealand Dollar                          Sell                   131             134          12-21-2005                  3
New Zealand Dollar                          Sell                   425             436          12-21-2005                 11
New Zealand Dollar                          Sell                   707             703          12-21-2005                 (4)
New Zealand Dollar                          Sell                   137             135          12-21-2005                 (2)
New Zealand Dollar                          Sell                   137             137          12-21-2005                 @@
Norwegian Krone                              Buy                   220             230          12-21-2005                (10)
Norwegian Krone                              Buy                   395             407          12-21-2005                (12)
Norwegian Krone                              Buy                   266             273          12-21-2005                 (7)
Norwegian Krone                              Buy                   571             586          12-21-2005                (15)
Norwegian Krone                              Buy                   872             895          12-21-2005                (23)
Norwegian Krone                              Buy                 4,038           4,145          12-21-2005               (107)
Norwegian Krone                              Buy                    40              41          12-21-2005                 (1)
Norwegian Krone                              Buy                   281             282          12-21-2005                 (1)
Norwegian Krone                             Sell                 1,288           1,326          12-21-2005                 38
Norwegian Krone                             Sell                   975           1,003          12-21-2005                 28
Norwegian Krone                             Sell                   975           1,003          12-21-2005                 28
Norwegian Krone                             Sell                   162             166          12-21-2005                  4
Norwegian Krone                             Sell                   664             671          12-21-2005                  7
Norwegian Krone                             Sell                   267             267          12-21-2005                 @@
Norwegian Krone                             Sell                   270             270          12-21-2005                 @@
Polish Zloty                                 Buy                    22              22          12-21-2005                 @@
Singapore Dollar                             Buy                   160             162          12-21-2005                 (2)
Singapore Dollar                             Buy                   148             149          12-21-2005                 (1)
Singapore Dollar                             Buy                   273             273          12-21-2005                 @@

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                                                                                     UNREALIZED
                                                               MARKET          CONTRACT          DELIVERY           APPRECIATION
DESCRIPTION                                TRANSACTION          VALUE           AMOUNT             DATE            (DEPRECIATION)
-----------                                -----------         -------         --------         ----------         --------------
Singapore Dollar                            Sell                   273             275          12-21-2005             $    2
Singapore Dollar                            Sell                 1,410           1,420          12-21-2005                 10
Singapore Dollar                            Sell                   594             597          12-21-2005                  3
Singapore Dollar                            Sell                   273             274          12-21-2005                  1
Singapore Dollar                            Sell                 1,008           1,009          12-21-2005                  1
Slovakian Koruna                             Buy                   569             589          12-21-2005                (20)
Slovakian Koruna                            Sell                    22              23          12-21-2005                  1
South African Zar                            Buy                   181             181          10-3-2005                  @@
South African Zar                            Buy                   314             309          10-4-2005                   5
South African Zar                            Buy                274.00             274          12-21-2005                 @@
South African Zar                           Sell                   137             136          12-21-2005                 (1)
South African Zar                           Sell                 1,568           1,553          12-21-2005                (15)
South African Zar                           Sell                   136             135          12-21-2005                 (1)
South African Zar                           Sell                   136             134          12-21-2005                 (2)
South African Zar                           Sell                   136             135          12-21-2005                 (1)
South African Zar                           Sell                   136             135          12-21-2005                 (1)
South African Zar                           Sell                   136             134          12-21-2005                 (2)
South African Zar                           Sell                 1,329           1,303          12-21-2005                (26)
South Korean Won                             Buy                    12              12          12-21-2005                 @@
South Korean Won                             Buy                 1,338           1,346          12-21-2005                 (8)
South Korean Won                            Sell                   268             272          12-21-2005                  4
South Korean Won                            Sell                   134             135          12-21-2005                  1
South Korean Won                            Sell                   134             135          12-21-2005                  1
Swedish Krona                                Buy                    62              62          10-19-2005                 @@
Swedish Krona                                Buy                   132             136          12-21-2005                 (4)
Swedish Krona                                Buy                   135             138          12-21-2005                 (3)
Swedish Krona                                Buy                   201             204          12-21-2005                 (3)
Swedish Krona                                Buy                    34              34          10-28-2005                 @@
Swedish Krona                                Buy                   275             275          12-21-2005                 @@
Swedish Krona                               Sell                    62              62          10-19-2005                 @@
Swedish Krona                               Sell                    23              23          12-21-2005                 @@
Swedish Krona                               Sell                   468             467          12-21-2005                 (1)
Swiss Franc                                  Buy                   264             275          12-21-2005                (11)
Swiss Franc                                  Buy                   981           1,010          12-21-2005                (29)
Swiss Franc                                  Buy                   981           1,011          12-21-2005                (30)
Swiss Franc                                  Buy                   529             545          12-21-2005                (16)
Swiss Franc                                  Buy                   148             151          12-21-2005                 (3)
Swiss Franc                                  Buy                   132             135          12-21-2005                 (3)
Swiss Franc                                  Buy                    78              78          12-21-2005                 @@
Swiss Franc                                 Sell                 1,308           1,307          10-3-2005                  (1)
Swiss Franc                                 Sell                 1,020           1,062          12-21-2005                 42
Swiss Franc                                 Sell                 1,114           1,144          12-21-2005                 30
Swiss Franc                                 Sell                 5,705           5,877          12-21-2005                172
Swiss Franc                                 Sell                   303             309          12-21-2005                  6
Swiss Franc                                 Sell                   405             413          12-21-2005                  8
Swiss Franc                                 Sell                   269             272          12-21-2005                  3
Swiss Franc                                 Sell                   269             272          12-21-2005                  3
Swiss Franc                                 Sell                   918             921          12-21-2005                  3
Swiss Franc                                 Sell                   272             272          12-21-2005                 (1)
Taiwan Dollar                                Buy                   132             133          12-21-2005                 (1)
Taiwan Dollar                               Sell                   132             133          12-21-2005                  1
Taiwan Dollar                               Sell                   265             267          12-21-2005                  2
Thailand Baht                                Buy                     5               5          12-21-2005                 @@
Thailand Baht                               Sell                   136             136          12-21-2005                 @@

The accompanying notes are an integral part of this financial statement.

 HARTFORD GLOBAL ADVISERS HLS FUND

 SEPTEMBER 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                                                                     UNREALIZED
                                                               MARKET          CONTRACT          DELIVERY           APPRECIATION
DESCRIPTION                                TRANSACTION          VALUE           AMOUNT             DATE            (DEPRECIATION)
-----------                                -----------         -------         --------         ----------         --------------
Thailand Baht                               Sell                   134             134          12-21-2005                 @@
Thailand Baht                               Sell                   269             268          12-21-2005             $   (1)
                                                                                                                       ------
                                                                                                                       $1,901
                                                                                                                       ======


    Y At September 30, 2005, short-term securities were designated to cover open put options written as follows:

                                                                                   EXERCISE          EXPIRATION
      ISSUER                                                     CONTRACTS          PRICE               DATE              VALUE U
      ------                                                     ---------         --------         -------------         -------
      Swiss Franc vs. Japanese Yen                                10,490           $  90.91         December 2005           $39
      Swiss Franc vs. Japanese Yen                                 3,500              84.75         December 2005            12
      Euro vs. British Pounds                                      6,570               0.67         December 2005            16
      Japanese Yen vs. US Dollar                                   2,710             115.00         December 2005            17
                                                                                                                            ---
      Total Value                                                                                                           $84
                                                                                                                            ===

            FORWARD FOREIGN BONDS OUTSTANDING AT SEPTEMBER 30, 2005

                                                                                                                     UNREALIZED
                                                                   CONTRACT                                         APPRECIATION
      DESCRIPTION                            MARKET VALUE           AMOUNT               DELIVERY DATE             (DEPRECIATION)
      -----------                            ------------         ----------         ---------------------         --------------
      Canadian Government                      $ (3,174)          $   (3,420)              6-1-2014                     $ (2)
      Japanese Government                       (18,866)          (2,121,300)        9-20-2014, 3-20-2007,               457
                                                                                     9-20-2013, 9-20-2023
      U.K. Treasury                              (7,341)              (3,955)              7-9-2014                       94
                                                                                                                        ----
                                                                                                                        $549
                                                                                                                        ====

 @@Due to the presentation of the financial statements in thousands, the number of shares and/or dollars round to zero.

The accompanying notes are an integral part of this financial statement.

 HARTFORD GLOBAL COMMUNICATIONS HLS FUND

 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2005(UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
COMMON STOCK -- 96.8%
            AUDIO AND VIDEO EQUIPMENT -- 0.8%
     @@     Bunka Shutter Co., Ltd............................  $   249
                                                                -------
            COMMUNICATIONS EQUIPMENT -- 0.4%
     32     Westell Technologies, Inc. Class A B..............      115
                                                                -------
            INFORMATION -- OTHER INFORMATION SERVICES -- 0.2%
     53     Primus Telecommunications Group, Inc. BH..........       54
                                                                -------
            INTERNET PUBLISHING AND BROADCASTING -- 0.5%
     11     FairPoint Communications, Inc. ...................      155
                                                                -------
            OTHER TELECOMMUNICATIONS -- 46.9%
     91     Brasil Telecom S.A. ADR H.........................    1,304
  1,394     China Telecom Corp., Ltd. ........................      525
     57     France Telecom S.A. ..............................    1,629
     56     P.T. Telekomunikasi Indonesia ADR.................    1,159
     84     Sprint Nextel Corp. ..............................    1,988
     11     Telefonica S.A. ADR...............................      518
     68     Telefonos de Mexico S.A. ADR Class L..............    1,438
     19     Telekom Austria AG M..............................      374
     50     Telemar Norte Leste S.A. .........................    1,284
    143     Telenor ASA M.....................................    1,279
     31     Telkom South Africa Ltd. ADR H....................    2,454
                                                                -------
                                                                 13,952
                                                                -------
            SOFTWARE PUBLISHERS -- 7.6%
    161     KongZhong Corp. ADR B.............................    2,263
                                                                -------
            TELECOMMUNICATION RESELLERS -- 0.9%
     13     Chunghwa Telecom Co., Ltd. ADR....................      243
      2     Maroc Telecom M...................................       20
                                                                -------
                                                                    263
                                                                -------
            WIRED TELECOMMUNICATIONS CARRIERS -- 4.6%
     18     Deutsche Telekom AG...............................      328
     48     General Communication, Inc. Class A B.............      470
    210     Telecom Italia S.p.A. ............................      584
                                                                -------
                                                                  1,382
                                                                -------
            WIRELESS COMMUNICATIONS SERVICES -- 12.7%
     43     Alamosa Holdings, Inc. ...........................      727
     14     Alltel Corp. .....................................      892
    282     Dobson Communications Corp. BH....................    2,163
                                                                -------
                                                                  3,782
                                                                -------
            WIRELESS TELECOMMUNICATIONS CARRIERS -- 22.2%
     89     Citigroup Global Certificate -- Bharti
              Televentures M..................................      702
     66     Citizens Communications Co. ......................      897
     43     Philippine Long Distance Telephone Co. ...........    1,305
     92     Turkcell Iletisim Hizmet ADR......................    1,250
    144     UbiquiTel, Inc. B.................................    1,256
     45     Vodafone Group plc ADR............................    1,166
                                                                -------
                                                                  6,576
                                                                -------
            Total common stock
              (cost $22,031)..................................  $28,791
                                                                -------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
PREFERRED STOCKS -- 1.4%
            OTHER TELECOMMUNICATIONS -- 1.4%
     25     Tele Norte Leste Participacoes S.A. ADR...........  $   418
                                                                -------
            Total preferred stocks
              (cost $262).....................................  $   418
                                                                -------
PRINCIPAL
AMOUNT
---------
SHORT-TERM INVESTMENTS -- 12.0%
            FINANCE -- 0.9%
  $  12     Bank of America Mortgage Joint Repurchase
              Agreement,
              3.25%, 10-3-2005 @..............................  $    12
     52     Bank of America TriParty Mortgage Joint Repurchase
              Agreement,
              3.87%, 10-3-2005 @..............................       52
     25     Deutsche Bank Joint Repurchase Agreement,
              3.78%, 10-3-2005 @..............................       25
     27     J.P. Morgan Chase TriParty Mortgage Joint
              Repurchase Agreement,
              3.87%, 10-3-2005 @..............................       27
     48     Morgan Stanley TriParty Joint Repurchase
              Agreement,
              3.85%, 10-3-2005 @..............................       48
     92     UBS Securities, LLC Joint Repurchase Agreement,
              3.90%, 10-3-2005 @..............................       92
                                                                -------
                                                                    256
                                                                -------
SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 11.1%
  3,308     BNY Institutional Cash Reserve Fund...............    3,308
                                                                -------
            Total short-term investments
              (cost $3,564)...................................  $ 3,564
                                                                -------
            TOTAL INVESTMENTS IN SECURITIES
              (COST $25,857) O................................  $32,773
            OTHER ASSETS & LIABILITIES........................   (3,042)
                                                                -------
            TOTAL NET ASSETS..................................  $29,731
                                                                =======

Note:  Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 68.92% of total net assets at September 30, 2005.

       Security valued in good faith at fair value by, or under the direction of, the Funds'
       Board of Directors. The aggregate value of these securities at September 30, 2005, was $6,294, which represents 21.17% of total net assets.

    U  For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

    B  Currently non-income producing.

The accompanying notes are an integral part of this financial statement.

 HARTFORD GLOBAL COMMUNICATIONS HLS FUND

 SEPTEMBER 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

    O  At September 30, 2005, the cost of securities for federal income tax purposes is
       $25,860 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation..................................................  $    7,179

       Unrealized depreciation..................................................        (266)
                                                                                  ----------

       Net unrealized appreciation..............................................  $    6,913
                                                                                  ==========

    M  Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at September 30, 2005, was $2,375, which represents 7.99% of total net assets.

    H  Security is fully or partially on loan at September 30, 2005.

      FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT SEPTEMBER 30, 2005

                                                                                                                     UNREALIZED
                                                                 MARKET         CONTRACT         DELIVERY           APPRECIATION
DESCRIPTION                                  TRANSACTION         VALUE           AMOUNT            DATE            (DEPRECIATION)
-----------                                  -----------         ------         --------         ---------         --------------
Euro                                             Buy              $73             $73            10-3-2005              $@@
Euro                                             Buy               73              73            10-4-2005               @@
                                                                                                                        ---
                                                                                                                        $@@
                                                                                                                        ===

 @   Repurchase agreements collateralized as follows:

                                                                                                                    EXPIRATION
                                                                      SECURITY TYPE            COUPON RATE             DATE
                                                                    ------------------         ------------         ----------
      Bank of America TriParty Joint Repurchase Agreement           FNMA                              5.00%              2035
      Bank of America Joint Repurchase Agreement                    U.S. Treasury Note               3.375%              2009
      Deutsche Bank Joint Repurchase Agreement                      FHLMC                       4.00%-7.00%         2018-2034
                                                                    FNMA                        4.00%-6.00%         2018-2035
      J. P. Morgan Chase Tri Party Mortgage Joint Repurchase
        Agreement                                                   FNMA                        5.00%-6.00%         2025-2035
      Morgan Stanley TriParty Joint Repurchase Agreement            FHLMC                       4.50%-7.00%         2005-2020
                                                                    FNMA                        4.00%-6.00%         2013-2035
      UBS Securities, Inc. Joint Repurchase Agreement               FHLMC                      4.00%-13.50%         2007-2035
                                                                    FNMA                       4.00%-10.00%         2006-2035

  @@ Due to the presentation of the financial statements in thousands, the number of shares and/or dollars round to zero.

The accompanying notes are an integral part of this financial statement.

 HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND

 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                MARKET
 SHARES                                                         VALUE U
---------                                                       -------
COMMON STOCK -- 99.4%
            COMMERCIAL BANKING -- 12.1%
    142     Capitalia S.p.A. .................................  $   776
     23     UBS AG H..........................................    1,974
    111     Westpac Banking Corp. ............................    1,789
                                                                -------
                                                                  4,539
                                                                -------
            CONSUMER LENDING -- 2.1%
     10     Takefuji Corp. ...................................      805
                                                                -------
            DEPOSITORY CREDIT BANKING -- 30.0%
    100     Banco Bilbao Vizcaya Argentaria S.A. H............    1,747
     38     Bank of America Corp. ............................    1,591
     14     Canadian Western Bank.............................      454
     37     Citigroup, Inc. ..................................    1,695
     30     Golden West Financial Corp. ......................    1,752
     63     Hibernia Corp. Class A............................    1,901
     67     HSBC Holdings plc.................................    1,080
     15     Signature Bank B..................................      397
     33     United Overseas Bank Ltd. H.......................      276
      9     Webster Financial Corp. ..........................      387
                                                                -------
                                                                 11,280
                                                                -------
            INSURANCE CARRIERS -- 25.5%
     37     ACE Ltd. .........................................    1,742
     14     AMBAC Financial Group, Inc. ......................    1,016
     29     American International Group, Inc. ...............    1,791
    158     Banca Intesa S.p.A. H.............................      739
     13     MBIA, Inc. .......................................      770
      4     Metlife, Inc. ....................................      204
      3     Prudential Financial, Inc. .......................      182
     21     Reinsurance Group of America......................      925
     38     St. Paul Travelers Cos., Inc. ....................    1,705
     24     UnumProvident Corp. ..............................      484
                                                                -------
                                                                  9,558
                                                                -------
            INTERNATIONAL TRADE FINANCING (FOREIGN
            BANKS) -- 6.3%
     28     Bayerische Hypo-und Vereinsbank AG................      784
     56     Royal Bank of Scotland Group plc..................    1,584
                                                                -------
                                                                  2,368
                                                                -------
            MONETARY AUTHORITIES -- CENTRAL BANK -- 8.8%
      8     Canadian Imperial Bank of Commerce H..............      524
     25     Credit Suisse Group...............................    1,122
     @@     Mitsubishi UFJ Financial Group, Inc. H............    1,637
                                                                -------
                                                                  3,283
                                                                -------
            NONDEPOSITORY CREDIT BANKING -- 1.6%
     11     Federal Home Loan Mortgage Corp. .................      593
                                                                -------
            OTHER FINANCIAL INVESTMENT ACTIVITIES -- 4.0%
     63     Nordea Bank AB....................................      627
     18     State Street Corp. ...............................      866
      3     United Overseas Land Ltd. H.......................        5
                                                                -------
                                                                  1,498
                                                                -------
            REAL ESTATE CREDIT (MORTGAGE BANKING) -- 2.0%
     23     Countrywide Financial Corp. ......................      745
                                                                -------

                                                                MARKET
 SHARES                                                         VALUE U
---------                                                       -------
            SECURITIES, COMMODITIES AND BROKERAGE -- 7.0%
     23     E*Trade Financial Corp. B.........................  $   400
      6     Goldman Sachs Group, Inc. ........................      754
      4     Legg Mason, Inc. .................................      406
     17     Merrill Lynch & Co., Inc. ........................    1,061
                                                                -------
                                                                  2,621
                                                                -------
            Total common stock
              (cost $31,620)..................................  $37,290
                                                                -------
PRINCIPAL
AMOUNT
---------
SHORT-TERM INVESTMENTS -- 11.0%
            BANKING -- 0.4%
  $   9     Bank of America Mortgage Joint Repurchase
              Agreement,
              3.25%, 10-3-2005 @..............................  $     9
     31     Bank of America TriParty Mortgage Joint Repurchase
              Agreement,
              3.87%, 10-3-2005 @..............................       31
     15     Deutsche Bank Joint Repurchase Agreement,
              3.78%, 10-3-2005 @..............................       15
     16     J.P. Morgan Chase TriParty Mortgage Joint
              Repurchase Agreement,
              3.87%, 10-3-2005 @..............................       16
     29     Morgan Stanley TriParty Joint Repurchase
              Agreement,
              3.85%, 10-3-2005 @..............................       29
     56     UBS Securities, LLC Joint Repurchase Agreement,
              3.90%, 10-3-2005 @..............................       56
                                                                -------
                                                                    156
                                                                -------
SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 10.6%
  3,953     Navigator Prime Portfolio.........................    3,953
                                                                -------
            Total short-term investments
              (cost $4,109)...................................  $ 4,109
                                                                -------
            TOTAL INVESTMENTS IN SECURITIES
              (COST $35,729) O................................  $41,399
            OTHER ASSETS & LIABILITIES........................   (3,891)
                                                                -------
            TOTAL NET ASSETS..................................  $37,508
                                                                =======

Note:  Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 42.46% of total net assets at September 30, 2005.

       Security valued in good faith at fair value by, or under the direction of, the
       Funds' Board of Directors. The aggregate value of these securities at September 30,
       2005, was $14,944, which represents 39.84% of total net assets.

    U  For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

    B  Currently non-income producing.

The accompanying notes are an integral part of this financial statement.

 HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND

 SEPTEMBER 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------


    O  At September 30, 2005, the cost of securities for federal income tax purposes is
       $35,955 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation..................................................  $ 5,778
       Unrealized depreciation..................................................     (334)
                                                                                  -------
       Net unrealized appreciation..............................................  $ 5,444
                                                                                  =======

    H  Security is fully or partially on loan at September 30, 2005.

  @  Repurchase agreements collateralized as follows:

                                                                    SECURITY TYPE            COUPON RATE          EXPIRATION DATE
                                                                    -------------            ------------         ---------------
       Bank of America TriParty Joint Repurchase
         Agreement                                                FNMA                              5.00%                 2035
       Bank of America Joint Repurchase Agreement                 U.S. Treasury Note               3.375%                 2009
       Deutsche Bank Joint Repurchase Agreement                   FHLMC                       4.00%-7.00%            2018-2034
                                                                  FNMA                        4.00%-6.00%            2018-2035
       J. P. Morgan Chase Tri Party Mortgage Joint
         Repurchase Agreement                                     FNMA                        5.00%-6.00%            2025-2035
       Morgan Stanley TriParty Joint Repurchase Agreement         FHLMC                       4.50%-7.00%            2005-2020
                                                                  FNMA                        4.00%-6.00%            2013-2035
       UBS Securities, Inc. Joint Repurchase Agreement            FHLMC                      4.00%-13.50%            2007-2035
                                                                  FNMA                       4.00%-10.00%            2006-2035


   @@  Due to the presentation of the financial statements in thousands, the number of shares and/or dollars round to zero.

The accompanying notes are an integral part of this financial statement.

 HARTFORD GLOBAL HEALTH HLS FUND

 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
COMMON STOCK -- 99.2%
            BASIC CHEMICAL MANUFACTURING -- 1.2%
    137     Bayer AG..........................................  $  5,043
                                                                --------
            DRUGS & DRUGGISTS SUNDRIES WHOLESALERS -- 6.1%
    138     Cardinal Health, Inc. ............................     8,761
    369     McKesson Corp. ...................................    17,485
                                                                --------
                                                                  26,246
                                                                --------
            ELECTRICAL EQUIPMENT MANUFACTURING -- 1.2%
    225     Olympus Corp. H...................................     5,000
                                                                --------
            ELECTROMEDICAL MANUFACTURING -- 4.9%
    390     Medtronic, Inc. ..................................    20,901
                                                                --------
            GENERAL MEDICAL AND SURGICAL HOSPITALS -- 0.6%
     62     Triad Hospitals, Inc. B...........................     2,784
                                                                --------
            HEALTH AND PERSONAL CARE STORES -- 1.3%
  1,456     Rite Aid Corp. BH.................................     5,650
                                                                --------
            INSURANCE CARRIERS -- 6.0%
    105     Aetna, Inc. ......................................     9,062
    139     PacifiCare Health Systems, Inc. B.................    11,082
    101     UnitedHealth Group, Inc. .........................     5,659
                                                                --------
                                                                  25,803
                                                                --------
            MEDICAL EQUIPMENT & SUPPLIES
            MANUFACTURING -- 5.1%
    282     Baxter International, Inc. .......................    11,251
    171     Biomet, Inc. .....................................     5,925
    150     Terumo Corp. H....................................     4,834
                                                                --------
                                                                  22,010
                                                                --------
            NAVIGATE, MEASURE, CONTROL INSTRUMENTS -- 0.4%
    370     Bruker BioSciences Corp. B........................     1,620
                                                                --------
            OUTPATIENT CARE CENTERS -- 2.3%
    207     Health Net, Inc. B................................     9,814
                                                                --------
            PHARMACEUTICAL & MEDICINE
            MANUFACTURING -- 58.4%
    469     Abbott Laboratories...............................    19,877
    242     Amgen, Inc. B.....................................    19,296
    281     Amylin Pharmaceuticals, Inc. BH...................     9,762
    136     Array BioPharma, Inc. BH..........................       974
    368     Astellas Pharma, Inc. H...........................    13,919
    460     AstraZeneca plc ADR...............................    21,680
    130     AtheroGenics, Inc. BH.............................     2,082
     87     Cephalon, Inc. BH.................................     4,039
    373     Cytokinetics, Inc. BH.............................     3,037
    606     Daiichi Sankyo Co., Ltd.  H.......................    12,414
    373     Eisai Co., Ltd. H.................................    16,002
    259     Forest Laboratories, Inc. B.......................    10,082
    158     Genzyme Corp. B...................................    11,319
    113     Hospira, Inc. B...................................     4,633
    402     King Pharmaceuticals, Inc. B......................     6,187
    204     Lilly (Eli) & Co. ................................    10,891

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
            PHARMACEUTICAL & MEDICINE
            MANUFACTURING -- (CONTINUED)
    139     MedImmune, Inc. B.................................  $  4,674
    103     Novartis AG.......................................     5,214
    107     NPS Pharmaceuticals, Inc. BH......................     1,083
    317     Panacos Pharmaceuticals, Inc. B...................     3,083
    269     Sanofi-Aventis S.A. ADR...........................    11,182
  1,106     Schering-Plough Corp. ............................    23,283
     67     Schwarz Pharma AG H...............................     4,131
    665     Shionogi & Co., Ltd. .............................     9,086
     77     Takeda Pharmaceutical Co., Ltd. H.................     4,592
    151     UCB S.A. .........................................     7,995
    243     Vertex Pharmaceuticals, Inc. BH...................     5,424
    119     Watson Pharmaceuticals, Inc. B....................     4,364
                                                                --------
                                                                 250,305
                                                                --------
            SCIENTIFIC RESEARCH & DEVELOPMENT
            SERVICES -- 11.7%
    369     Applera Corp. -- Celera Genomics Group BH.........     4,481
    860     Ciphergen Biosystems, Inc. BH.....................     1,590
    202     CV Therapeutics, Inc. BH..........................     5,393
    540     Elan Corp. plc ADR B..............................     4,786
    325     Exelixis, Inc. BH.................................     2,489
    142     Gilead Sciences, Inc. B...........................     6,914
    134     Human Genome Sciences, Inc. B.....................     1,826
     81     ICOS Corp. BH.....................................     2,232
    276     Incyte Corp. BH...................................     1,299
    222     Medicines Co. BH..................................     5,104
    864     Millennium Pharmaceuticals, Inc. B................     8,059
    229     Regeneron Pharmaceutical, Inc. BH.................     2,169
    221     Zymogenetics, Inc. BH.............................     3,650
                                                                --------
                                                                  49,992
                                                                --------
            Total common stock
              (cost $369,847).................................  $425,168
                                                                --------
PRINCIPAL
AMOUNT
---------
SHORT-TERM INVESTMENTS -- 23.5%
            DEPOSITORY CREDIT -- BANKING -- 0.7%
 $  135     Bank of America Mortgage Joint
              Repurchase Agreement,
              3.25%, 10-3-2005 @..............................  $    135
    562     Bank of America TriParty Mortgage Joint Repurchase
              Agreement,
              3.87%, 10-3-2005 @..............................       562
    277     Deutsche Bank Joint Repurchase Agreement,
              3.78%, 10-3-2005 @..............................       277
    292     J.P. Morgan Chase TriParty Mortgage Joint
              Repurchase Agreement,
              3.87%, 10-3-2005 @..............................       292
    524     Morgan Stanley TriParty Joint
              Repurchase Agreement,
              3.85%, 10-3-2005 @..............................       524
  1,001     UBS Securities, LLC Joint
              Repurchase Agreement,
              3.90%, 10-3-2005 @..............................     1,001
                                                                --------
                                                                   2,791
                                                                --------

The accompanying notes are an integral part of this financial statement.

 HARTFORD GLOBAL HEALTH HLS FUND

 SEPTEMBER 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
SHORT-TERM INVESTMENTS -- (CONTINUED)
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 22.8%
 97,702     Navigator Prime Portfolio.........................  $ 97,702
                                                                --------
            Total short-term investments
              (cost $100,493).................................  $100,493
                                                                --------
            TOTAL INVESTMENTS IN SECURITIES
              (COST $470,340) O...............................  $525,661
            OTHER ASSETS & LIABILITIES........................   (97,231)
                                                                --------
            TOTAL NET ASSETS..................................  $428,430
                                                                ========

Note:  Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 29.38% of total net assets at September 30, 2005.

       Security valued in good faith at fair value by, or under the direction of, the Funds'
       Board of Directors. The aggregate value of these securities at September 30, 2005, was $27,475, which represents 6.41% of total net assets.

    U  For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

    B  Currently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

    O  At September 30, 2005, the cost of securities for federal income tax purposes is
       $471,241 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation..................................................  $   71,862
       Unrealized depreciation..................................................     (17,442)
                                                                                  ----------
       Net unrealized appreciation..............................................  $   54,420
                                                                                  ==========

    H  Security is fully or partially on loan at September 30, 2005.

  @  Repurchase agreements collateralized as follows:

                                                                    SECURITY TYPE            COUPON RATE          EXPIRATION DATE
                                                                    -------------            ------------         ---------------
       Bank of America TriParty Joint Repurchase
         Agreement                                                FNMA                              5.00%                 2035
       Bank of America Joint Repurchase Agreement                 U.S. Treasury Note               3.375%                 2009
       Deutsche Bank Joint Repurchase Agreement                   FHLMC                       4.00%-7.00%            2018-2034
                                                                  FNMA                        4.00%-6.00%            2018-2035
       J. P. Morgan Chase Tri Party Mortgage Joint
         Repurchase Agreement                                     FNMA                        5.00%-6.00%            2025-2035
       Morgan Stanley TriParty Joint Repurchase Agreement         FHLMC                       4.50%-7.00%            2005-2020
                                                                  FNMA                        4.00%-6.00%            2013-2035
       UBS Securities, Inc. Joint Repurchase Agreement            FHLMC                      4.00%-13.50%            2007-2035
                                                                  FNMA                       4.00%-10.00%            2006-2035

The accompanying notes are an integral part of this financial statement.

 HARTFORD GLOBAL LEADERS HLS FUND

 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                MARKET
SHARES                                                         VALUE U
-------                                                       ----------
COMMON STOCK -- 100.1%
          BRAZIL -- 1.1%
    296   Companhia Vale do Rio Doce ADR....................  $   12,961
                                                              ----------
          CANADA -- 6.2%
    244   Cameco Corp. H....................................      13,065
    591   Petro-Canada......................................      24,738
    394   Research In Motion Ltd. BH........................      26,977
    243   Talisman Energy, Inc. ............................      11,880
                                                              ----------
                                                                  76,660
                                                              ----------
          CHINA -- 0.5%
  5,580   China Shenhua Energy Co., Ltd.  BH................       6,546
                                                              ----------
          FRANCE -- 3.6%
    478   Alcatel S.A. .....................................       6,421
    148   LVMH Moet Hennessy Louis Vuitton S.A. H...........      12,229
    765   Vivendi Universal S.A. H..........................      25,034
                                                              ----------
                                                                  43,684
                                                              ----------
          GERMANY -- 5.8%
     94   Adidas-Salomon AG H...............................      16,401
    130   Allianz AG........................................      17,599
    613   Bayerische Hypo-und Vereinsbank AG H..............      17,297
    243   Merck KGaA........................................      20,440
                                                              ----------
                                                                  71,737
                                                              ----------
          HONG KONG -- 1.6%
  1,851   Esprit Holdings Ltd. .............................      13,843
    506   Hutchison Whampoa Ltd. ...........................       5,244
                                                              ----------
                                                                  19,087
                                                              ----------
          IRELAND -- 0.7%
    191   Ryanair Holdings plc ADR BH.......................       8,673
                                                              ----------
          ISRAEL -- 1.0%
    382   Teva Pharmaceutical Industries Ltd. ADR H.........      12,766
                                                              ----------
          ITALY -- 0.9%
    385   Ente Nazionale Idrocarburi S.p.A. H...............      11,433
                                                              ----------
          JAPAN -- 11.9%
    452   Eisai Co., Ltd. H.................................      19,387
      1   Japan Tobacco, Inc. H.............................      12,838
    775   Matsushita Electric Industrial Co., Ltd. H........      13,217
    337   Mitsubishi Estate Co., Ltd. ......................       4,636
      3   Mitsubishi UFJ Financial Group, Inc. H............      37,747
     60   Murata Manufacturing Co., Ltd. ...................       3,374
     10   NTT DoCoMo, Inc. .................................      18,077
    304   Seven-Eleven Japan Co., Ltd. .....................      10,070
  1,020   Shinsei Bank Ltd. ................................       6,454
    253   Shizuoka Bank Ltd. ...............................       2,619
    202   Toyota Motor Corp. ...............................       9,330
    495   Yamato Transport Co., Ltd. .......................       8,168
                                                              ----------
                                                                 145,917
                                                              ----------
          LUXEMBOURG -- 1.3%
  1,033   SES Global S.A. ..................................      16,262
                                                              ----------
          MEXICO -- 1.4%
    238   Grupo Televisa S.A. ADR...........................      17,031
                                                              ----------

                                                                MARKET
SHARES                                                         VALUE U
-------                                                       ----------
          SOUTH AFRICA -- 1.1%
    350   Sasol Ltd. .......................................  $   13,551
                                                              ----------
          SOUTH KOREA -- 1.1%
     17   Bunka Shutter Co., Ltd. ..........................       9,785
     90   L.G. Philips LCD Co., Ltd. BH.....................       3,734
                                                              ----------
                                                                  13,519
                                                              ----------
          SPAIN -- 1.0%
    695   Banco Bilbao Vizcaya Argentaria S.A. H............      12,199
                                                              ----------
          SWEDEN -- 1.1%
  3,581   Telefonaktiebolaget LM Ericsson H.................      13,169
                                                              ----------
          SWITZERLAND -- 6.0%
    683   Credit Suisse Group H.............................      30,326
     86   Roche Holding AG..................................      12,007
    250   UBS AG............................................      21,282
    373   Xstrata plc H.....................................       9,678
                                                              ----------
                                                                  73,293
                                                              ----------
          TAIWAN -- 1.8%
  1,142   AU Optronics Corp. ADR H..........................      14,796
  6,136   Chi Mei Optoelectronics Corp. ....................       6,814
                                                              ----------
                                                                  21,610
                                                              ----------
          UNITED KINGDOM -- 10.6%
    364   AstraZeneca plc...................................      17,018
  6,107   Carphone Warehouse Group plc......................      21,426
  6,904   EMI Group plc.....................................      29,497
    380   Reckitt Benckiser plc.............................      11,602
    393   Rio Tinto plc.....................................      16,096
  1,239   Standard Chartered plc............................      26,764
  3,150   Vodafone Group plc................................       8,194
                                                              ----------
                                                                 130,597
                                                              ----------
          UNITED STATES -- 41.4%
    473   Altria Group, Inc. ...............................      34,880
    313   Amgen, Inc. B.....................................      24,969
    582   Baxter International, Inc. H......................      23,184
    299   Best Buy Co., Inc. H..............................      13,018
    222   Boeing Co. H......................................      15,085
    145   Capital One Financial Corp. H.....................      11,507
    303   Cardinal Health, Inc. H...........................      19,222
  1,733   Corning, Inc. B...................................      33,507
     85   Electronic Arts, Inc. ............................       4,824
    188   Freeport-McMoRan Copper & Gold, Inc., Class B.....       9,154
    159   General Dynamics Corp. ...........................      19,020
    157   Goldman Sachs Group, Inc. ........................      19,027
    119   Google, Inc. H....................................      37,564
    350   Halliburton Co. H.................................      23,975
    272   Medtronic, Inc. ..................................      14,558
    547   Motorola, Inc. ...................................      12,090
    106   Noble Corp. H.....................................       7,270
    615   Office Depot, Inc. H..............................      18,254
    294   Pixar BH..........................................      13,081
    522   Procter & Gamble Co. .............................      31,050
    272   Qualcomm, Inc. ...................................      12,159
    818   Schering-Plough Corp. H...........................      17,210

The accompanying notes are an integral part of this financial statement.

 HARTFORD GLOBAL LEADERS HLS FUND

 SEPTEMBER 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                MARKET
SHARES                                                         VALUE U
-------                                                       ----------
COMMON STOCK -- (CONTINUED)
          UNITED STATES -- (CONTINUED)
  3,443   Sirius Satellite Radio, Inc. BH...................  $   22,548
    618   Time Warner, Inc. ................................      11,187
    195   Transocean, Inc. BH...............................      11,980
    218   UnitedHealth Group, Inc. .........................      12,229
    206   Valero Energy Corp. H.............................      23,268
    707   Warner Music Group Corp. BH.......................      13,087
                                                              ----------
                                                                 508,907
                                                              ----------
          Total common stock
            (cost $1,111,992)...............................  $1,229,602
                                                              ----------
SHORT-TERM INVESTMENTS -- 23.9%
          SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
          LENDING -- 23.9%
294,253   Navigator Prime Portfolio.........................  $  294,253
                                                              ----------
          Total short-term investments
            (cost $294,253).................................  $  294,253
                                                              ----------
          TOTAL INVESTMENTS IN SECURITIES
            (COST $1,406,245) O.............................  $1,523,855
          OTHER ASSETS & LIABILITIES........................    (294,965)
                                                              ----------
          TOTAL NET ASSETS..................................  $1,228,890
                                                              ==========

Note:  Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 58.65% of total net assets at September 30, 2005.

       Security valued in good faith at fair value by, or under the direction of, the
       Funds' Board of Directors. The aggregate value of these securities at September 30,
       2005, was $561,193, which represents 45.67% of total net assets.

    U  For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

    B  Currently non-income producing.

    O  At September 30, 2005, the cost of securities for federal income tax purposes is
       $1,411,094 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation..................................................  $126,588
       Unrealized depreciation..................................................   (13,827)
                                                                                  --------
       Net unrealized appreciation..............................................  $112,761
                                                                                  ========

    H  Security is fully or partially on loan at September 30, 2005.

      FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT SEPTEMBER 30, 2005

                                                                                                                     UNREALIZED
                                                                  MARKET         CONTRACT         DELIVERY          APPRECIATION
DESCRIPTION                                   TRANSACTION         VALUE           AMOUNT            DATE           (DEPRECIATION)
-----------                                   -----------         ------         --------         --------         --------------
British Pound                                     Buy             $8,516          $8,522          10-03-05              $ (6)
Hong Kong Dollars                                 Buy             1,261            1,262          10-03-05                (1)
Hong Kong Dollars                                 Buy             2,546            2,545          10-03-05                 1
Japanese Yen                                      Buy             1,266            1,266          10-04-05                @@
Japanese Yen                                      Buy             1,765            1,769          10-03-05                (4)
Japanese Yen                                      Buy             1,622            1,625          10-03-05                (3)
Japanese Yen                                      Buy             5,004            5,023          10-04-05               (19)
South Africa Rand                                 Buy               576              577          10-05-05                (1)
South Africa Rand                                 Buy               891              889          10-03-05                 2
Swiss Francs                                     Sell             1,542            1,520          10-04-05                22
                                                                                                                        ----
                                                                                                                        $ (9)
                                                                                                                        ====

   @@  Due to the presentation of the financial statements, the number of shares and/or dollars round to zero.

The accompanying notes are an integral part of this financial statement.

 HARTFORD GLOBAL TECHNOLOGY HLS FUND

 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
COMMON STOCK -- 99.4%
            AUDIO AND VIDEO EQUIPMENT -- 3.5%
      9     Bunka Shutter Co., Ltd. ..........................  $  4,967
                                                                --------
            BUSINESS SUPPORT SERVICES -- 1.4%
     52     Iron Mountain, Inc. B.............................     1,905
                                                                --------
            COMMUNICATIONS EQUIPMENT -- 11.2%
     73     Cisco Systems, Inc. B.............................     1,311
    192     Motorola, Inc. ...................................     4,232
    149     Nokia Oyj ADR.....................................     2,521
    169     Qualcomm, Inc. ...................................     7,572
                                                                --------
                                                                  15,636
                                                                --------
            COMPUTER AND PERIPHERAL -- 9.0%
     74     EMC Corp./Massachusetts B.........................       963
    982     Hon Hai Precision Industry Co., Ltd. .............     4,590
     89     International Business Machines Corp. ............     7,132
                                                                --------
                                                                  12,685
                                                                --------
            DATA PROCESSING SERVICES -- 4.0%
    141     First Data Corp. .................................     5,624
                                                                --------
            ELECTRICAL EQUIP MANUFACTURING --
            COMPONENT OTHER -- 5.1%
    312     Corning, Inc. B...................................     6,025
     57     LG.Philips LCD Co., Ltd. B........................     1,176
                                                                --------
                                                                   7,201
                                                                --------
            EMPLOYMENT SERVICES -- 0.8%
     24     Manpower, Inc. ...................................     1,056
                                                                --------
            INTERNET PROVIDERS & WEB SEARCH
            PORTALS -- 10.1%
     19     Google, Inc. B....................................     6,076
    238     Yahoo!, Inc. B....................................     8,051
                                                                --------
                                                                  14,127
                                                                --------
            MANAGEMENT, SCIENTIFIC, AND
            TECH CONSULTING SERVICES -- 2.1%
     88     Accenture Ltd. Class A B..........................     2,251
     23     Monster Worldwide, Inc. B.........................       700
                                                                --------
                                                                   2,951
                                                                --------
            NAVIGATE, MEASURE, CONTROL INSTRUMENTS -- 2.6%
     81     TomTom N.V. B.....................................     3,670
                                                                --------
            OTHER SERVICES -- OTHER PERSONAL SERVICES -- 0.7%
     31     Tata Consulting BM................................     1,050
                                                                --------
            PROFESSIONAL SERVICES -- COMPUTER SYSTEM
            DESIGN & RELATED -- 5.3%
     40     Automatic Data Processing, Inc. ..................     1,722
    149     BISYS Group, Inc. B...............................     1,996
     69     DST Systems, Inc. B...............................     3,761
                                                                --------
                                                                   7,479
                                                                --------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
            SEMICONDUCTOR, ELECTRONIC COMPONENT -- 25.7%
    192     Altera Corp. B....................................  $  3,671
     33     Analog Devices, Inc. .............................     1,240
    292     Fairchild Semiconductor International, Inc. B.....     4,336
    123     Jabil Circuit, Inc. B.............................     3,800
    181     Lam Research Corp. B..............................     5,524
     33     Marvell Technology Group Ltd. B...................     1,526
     84     Maxim Integrated Products, Inc. ..................     3,587
    429     ON Semiconductor Corp. B..........................     2,218
    148     STMicroelectronics N.V. ..........................     2,552
    178     Texas Instruments, Inc. ..........................     6,017
     34     Varian Semiconductor Equipment Associates,
              Inc. B..........................................     1,453
                                                                --------
                                                                  35,924
                                                                --------
            SOFTWARE PUBLISHERS -- 15.4%
     91     Electronic Arts, Inc. B...........................     5,171
      8     Infosys Technologies Ltd. ADR.....................       617
     18     Mercury Interactive Corp. B.......................       713
    418     Microsoft Corp. ..................................    10,755
    106     Red Hat, Inc. BH..................................     2,252
     61     Salesforce.com, Inc. B............................     1,407
     27     Serena Software, Inc. B...........................       530
                                                                --------
                                                                  21,445
                                                                --------
            WIRELESS TELECOMMUNICATIONS CARRIERS -- 2.5%
     52     Research In Motion Ltd. B.........................     3,550
                                                                --------
            Total common stock
              (cost $122,832).................................  $139,270
                                                                --------

PRINCIPAL
AMOUNT
---------
SHORT-TERM INVESTMENTS -- 0.8%
            BANKING -- 0.0%
  $   1     Bank of America Mortgage Joint
              Repurchase Agreement,
              3.25%, 10-3-2005 @..............................  $      1
      4     Bank of America TriParty Mortgage Joint
              Repurchase Agreement,
              3.87%, 10-3-2005 @..............................         4
      2     Deutsche Bank Joint
              Repurchase Agreement,
              3.78%, 10-3-2005 @..............................         2
      2     J.P. Morgan Chase TriParty Mortgage Joint
              Repurchase Agreement,
              3.87%, 10-3-2005 @..............................         2
      4     Morgan Stanley TriParty Joint
              Repurchase Agreement,
              3.85%, 10-3-2005 @..............................         4
      7     UBS Securities, LLC Joint
              Repurchase Agreement,
              3.90%, 10-3-2005 @..............................         7
                                                                --------
                                                                      20
                                                                --------

The accompanying notes are an integral part of this financial statement.

 HARTFORD GLOBAL TECHNOLOGY HLS FUND

 SEPTEMBER 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL
 AMOUNT
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 0.8%
  1,166     BNY Institutional Cash Reserve Fund...............  $  1,166
                                                                --------
            Total short-term investments
              (cost $1,186)...................................  $  1,186
                                                                --------
            TOTAL INVESTMENTS IN SECURITIES
              (COST $124,018)O................................  $140,456
            OTHER ASSETS & LIABILITIES........................      (281)
                                                                --------
            TOTAL NET ASSETS..................................  $140,175
                                                                ========

Note:  Percentage of investments as shown is the ratio of the total market value to total net assets.

    U  For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

       Market value of investments in foreign securities represents 18.70% of total net assets at September 30, 2005.

    B  Currently non-income producing.

    O  At September 30, 2005, the cost of securities for federal income tax purposes is
       $125,797 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation..................................................  $17,420
       Unrealized depreciation..................................................   (2,761)
                                                                                  -------
       Net unrealized appreciation..............................................  $14,659
                                                                                  =======

    M  Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to qualified institutional buyers.
       Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at September 30,
       2005, was $1,050, which represents 0.75% of total net assets.

    H  Security is fully or partially on loan at September 30, 2005.

  @  Repurchase agreements collateralized as follows:

                                                                    SECURITY TYPE            COUPON RATE          EXPIRATION DATE
                                                                    -------------            ------------         ---------------
       Bank of America TriParty Joint Repurchase
         Agreement                                                FNMA                              5.00%                 2035
       Bank of America Joint Repurchase Agreement                 U.S. Treasury Note               3.375%                 2009
       Deutsche Bank Joint Repurchase Agreement                   FHLMC                       4.00%-7.00%            2018-2034
                                                                  FNMA                        4.00%-6.00%            2018-2035
       J. P. Morgan Chase Tri Party Mortgage Joint
         Repurchase Agreement                                     FNMA                        5.00%-6.00%            2025-2035
       Morgan Stanley TriParty Joint Repurchase Agreement         FHLMC                       4.50%-7.00%            2005-2020
                                                                  FNMA                        4.00%-6.00%            2013-2035
       UBS Securities, Inc. Joint Repurchase Agreement            FHLMC                      4.00%-13.50%            2007-2035
                                                                  FNMA                       4.00%-10.00%            2006-2035

The accompanying notes are an integral part of this financial statement.

 HARTFORD GROWTH HLS FUND

 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
COMMON STOCK -- 97.6%
            BASIC MATERIALS -- 1.4%
    140     Cameco Corp. .....................................  $  7,483
                                                                --------
            CAPITAL GOODS 5.5 %
    232     Boeing Co. .......................................    15,737
    113     General Dynamics Corp. ...........................    13,463
                                                                --------
                                                                  29,200
                                                                --------
            CONSUMER CYCLICAL -- 1.3%
    133     Abercrombie & Fitch Co. Class A...................     6,642
                                                                --------
            CONSUMER STAPLES -- 2.5%
    220     Procter & Gamble Co. .............................    13,070
                                                                --------
            ENERGY -- 7.1%
    203     Halliburton Co. ..................................    13,938
    404     Petro-Canada......................................    16,844
     99     Petroleo Brasileiro S.A. ADR......................     7,055
                                                                --------
                                                                  37,837
                                                                --------
            FINANCE -- 20.9%
    131     Capital One Financial Corp. ......................    10,436
     52     Chicago Mercantile Exchange Holdings, Inc. .......    17,698
    360     Commerce Bancorp, Inc. ...........................    11,038
    693     Countrywide Financial Corp. ......................    22,870
     99     Franklin Resources, Inc. .........................     8,341
     46     Golden West Financial Corp. ......................     2,706
     96     Legg Mason, Inc. .................................    10,579
     57     Progressive Corp. ................................     5,989
    374     UnitedHealth Group, Inc. .........................    21,033
                                                                --------
                                                                 110,690
                                                                --------
            HEALTH CARE -- 19.4%
    112     Abbott Laboratories...............................     4,755
    203     Amgen, Inc. B.....................................    16,164
    511     AstraZeneca plc ADR...............................    24,050
     69     Coventry Health Care, Inc. B......................     5,910
     66     Genzyme Corp. B...................................     4,758
    148     Gilead Sciences, Inc. B...........................     7,214
    381     Medtronic, Inc. ..................................    20,404
    177     Sanofi-Aventis S.A. ADR...........................     7,345
    583     Schering-Plough Corp. ............................    12,276
                                                                --------
                                                                 102,876
                                                                --------
            SERVICES -- 9.6 %
    115     Moody's Corp. ....................................     5,891
    107     Omnicom Group, Inc. ..............................     8,983
     54     Pixar B...........................................     2,399
    177     Starwood Hotels & Resorts Worldwide, Inc. ........    10,099
    654     XM Satellite Radio Holdings, Inc. Class A B.......    23,477
                                                                --------
                                                                  50,849
                                                                --------
            TECHNOLOGY -- 29.9%
    258     America Movil S.A. de C.V. ADR....................     6,780
    100     Apple Computer, Inc. B............................     5,362
    247     Danaher Corp. ....................................    13,278
    535     Dell, Inc. B......................................    18,287
    388     Electronic Arts, Inc. B...........................    22,059
    566     General Electric Co. .............................    19,043

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
            TECHNOLOGY -- (CONTINUED)
     60     Google, Inc. B....................................  $ 19,073
    437     Microsoft Corp. ..................................    11,255
    354     Network Appliance, Inc. B.........................     8,395
    246     Qualcomm, Inc. ...................................    10,988
     86     Research In Motion Ltd. B.........................     5,899
    536     Yahoo!, Inc. B....................................    18,129
                                                                --------
                                                                 158,548
                                                                --------
            Total common stock
              (cost $462,823).................................  $517,195
                                                                --------
PRINCIPAL
AMOUNT
---------
SHORT-TERM INVESTMENTS -- 2.2%
            FINANCE -- 2.2%
 $  563     Bank of America Mortgage Joint Repurchase
              Agreement,
              3.25%, 10-3-2005 @..............................  $    563
  2,345     Bank of America TriParty Mortgage Joint Repurchase
              Agreement,
              3.87%, 10-3-2005 @..............................     2,345
  1,156     Deutsche Bank Joint Repurchase Agreement,
              3.78%, 10-3-2005 @..............................     1,156
  1,220     J.P. Morgan Chase TriParty Mortgage Joint
              Repurchase Agreement,
              3.87%, 10-3-2005 @..............................     1,220
  2,184     Morgan Stanley TriParty Joint Repurchase
              Agreement,
              3.85%, 10-3-2005 @..............................     2,184
  4,175     UBS Securities, LLC Joint Repurchase Agreement,
              3.90%, 10-3-2005 @..............................     4,175
            Total short-term Investments
              (cost $11,643)..................................  $ 11,643
                                                                --------
            TOTAL INVESTMENTS IN SECURITIES
              (COST $474,466) O...............................  $528,838
            OTHER ASSETS & LIABILITIES........................       880
                                                                --------
            TOTAL NET ASSETS..................................  $529,718
                                                                ========

Note:  Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 1.39% of total net assets at September 30, 2005.

    U  For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

    B  Currently non-income producing.

    O  At September 30, 2005, the cost of securities for federal income tax purposes is
       $475,179 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation..................................................  $   60,393
       Unrealized depreciation..................................................      (6,734)
                                                                                  ----------
       Net unrealized appreciation..............................................  $   53,659
                                                                                  ==========

The accompanying notes are an integral part of this financial statement.

 HARTFORD GROWTH HLS FUND

 SEPTEMBER 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

@ Repurchase agreements collateralized as follows:

                                                                                                              EXPIRATION
                                                                SECURITY TYPE            COUPON RATE             DATE
                                                              ------------------         ------------         ----------
Bank of America TriParty Joint Repurchase Agreement           FNMA                              5.00%              2035
Bank of America Joint Repurchase Agreement                    U.S. Treasury Note               3.375%              2009
Deutsche Bank Joint Repurchase Agreement                      FHLMC                       4.00%-7.00%         2018-2034
                                                              FNMA                        4.00%-6.00%         2018-2035
J. P. Morgan Chase Tri Party Mortgage Joint Repurchase
  Agreement                                                   FNMA                        5.00%-6.00%         2025-2035
Morgan Stanley TriParty Joint Repurchase Agreement            FHLMC                       4.50%-7.00%         2005-2020
                                                              FNMA                        4.00%-6.00%         2013-2035
UBS Securities, Inc. Joint Repurchase Agreement               FHLMC                      4.00%-13.50%         2007-2035
                                                              FNMA                       4.00%-10.00%         2006-2035

The accompanying notes are an integral part of this financial statement.

 HARTFORD HIGH YIELD HLS FUND

 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                          VALUE U
---------                                                       ---------
CORPORATE BONDS: INVESTMENT GRADE -- 8.2%
            BASIC MATERIALS -- 0.5%
$  3,000    Domtar, Inc.,
              7.875%, 10-15-2011..............................  $   2,970
     755    Methanex Corp.,
              8.75%, 8-15-2012................................        862
                                                                ---------
                                                                    3,832
                                                                ---------
            CONSUMER CYCLICAL -- 0.9%
   8,685    Ford Motor Co.,
              7.45%, 7-16-2031 H..............................      6,774
                                                                ---------
            FINANCE -- 5.0%
  11,055    Ford Motor Credit Co.,
              7.25%, 10-25-2011...............................     10,493
  28,415    General Motors Acceptance Corp.,
              6.875%, 9-15-2011...............................     25,846
                                                                ---------
                                                                   36,339
            SERVICES -- 0.3%
   2,250    Liberty Media Corp.,
              8.25%, 2-1-2030 H...............................      2,155
                                                                ---------
            TRANSPORTATION -- 0.9%
   2,400    Continental Airlines, Inc.,
              7.487%, 10-2-2010...............................      2,390
   4,074    Continental Airlines, Inc.,
              8.048%, 11-1-2020...............................      4,044
                                                                ---------
                                                                    6,434
                                                                ---------
            UTILITIES -- 0.6%
   4,000    Chivor S.S. E.S.P.,
              9.75%, 12-30-2014...............................      4,478
                                                                ---------
            Total corporate bonds: investment grade
              (cost $62,253)..................................  $  60,012
                                                                ---------
CORPORATE BONDS: NON-INVESTMENT GRADE -- 88.0%
            BASIC MATERIALS -- 11.9%
$  2,075    Abitibi-Consolidated Finance L.P.,
              7.875%, 8-1-2009................................  $   2,059
   3,460    AEP Industries, Inc.,
              7.875%, 3-15-2013 H.............................      3,434
   2,930    AK Steel Corp.,
              7.75%, 6-15-2012 H..............................      2,703
   1,834    Asia Aluminum Holdings Ltd.,
              8.00%, 12-23-2011...............................      1,845
   1,050    Boise Cascade LLC,
              7.125%, 10-15-2014..............................        995
   2,205    California Steel Industries, Inc.,
              6.125%, 3-15-2014...............................      2,073
   3,030    Cascades, Inc.,
              7.25%, 2-15-2013................................      2,947
   2,000    Century Aluminum Co.,
              7.50%, 8-15-2014 H..............................      2,060
   3,350    CSN Islands IX Corp.,
              10.00%, 1-15-2015...............................      3,685
     800    Domtar, Inc.,
              7.125%, 8-1-2015................................        733
   1,400    Foundation PA Coal Co.,
              7.25%, 8-1-2014.................................      1,460

PRINCIPAL                                                        MARKET
 AMOUNT                                                          VALUE U
---------                                                       ---------
            BASIC MATERIALS -- (CONTINUED)
$    295    Georgia-Pacific Corp.,
              8.125%, 5-15-2011...............................  $     326
   5,920    Georgia-Pacific Corp.,
              8.875%, 2-1-2010................................      6,601
   5,875    Goodyear Tire & Rubber Co.,
              9.00%, 7-1-2015 H...............................      5,787
   2,870    Graham Packaging Co.,
              9.875%, 10-15-2014 H............................      2,755
   3,565    Huntsman International LLC,
              9.875%, 3-1-2009................................      3,766
     127    Huntsman International LLC,
              10.125%, 7-1-2009...............................        158
     275    International Steel Group, Inc.,
              6.50%, 4-15-2014................................        272
   1,965    Jefferson Smurfit Corp.,
              7.50%, 6-1-2013 H...............................      1,769
   3,375    Koppers, Inc.,
              9.875%, 10-15-2013..............................      3,729
   3,250    Nalco Co.,
              7.75%, 11-15-2011...............................      4,179
   2,860    Nalco Co.,
              8.875%, 11-15-2013 H............................      2,935
   2,490    Nova Chemicals Corp.,
              6.50%, 1-15-2012 H..............................      2,418
   5,715    Novelis, Inc.,
              7.25%, 2-15-2015................................      5,401
   1,245    Oregon Steel Mills, Inc.,
              10.00%, 7-15-2009 H.............................      1,341
   3,055    Owens-Brockway Glass Container, Inc.,
              8.75%, 11-15-2012...............................      3,299
   2,415    Owens-Brockway Glass Container, Inc.,
              8.875%, 2-15-2009...............................      2,536
   4,070    Plastipak Holdings, Inc.,
              10.75%, 9-1-2011 H..............................      4,436
     810    PolyOne Corp.,
              10.625%, 5-15-2010 H............................        834
   1,350    Potlatch Corp.,
              12.50%, 12-1-2009...............................      1,634
   2,845    Rhodia S.A.,
              10.25%, 6-1-2010 H..............................      3,009
   2,135    Rockwood Specialties Group,
              7.50%, 11-15-2014...............................      2,071
   1,052    Rockwood Specialties Group,
              10.625%, 5-15-2011..............................      1,147
     985    Steel Dynamics, Inc.,
              9.50%, 3-15-2009 H..............................      1,047
   1,480    United States Steel Corp.,
              9.75%, 5-15-2010................................      1,624
     741    United States Steel Corp.,
              10.75%, 8-1-2008................................        834
                                                                ---------
                                                                   87,902
                                                                ---------
            CAPITAL GOODS -- 3.2%
   2,840    Bombardier Recreational Products, Inc.,
              8.375%, 12-15-2013..............................      2,975
   4,630    Bombardier, Inc.,
              6.30%, 5-1-2014.................................      4,098

The accompanying notes are an integral part of this financial statement.

 HARTFORD HIGH YIELD HLS FUND

 SEPTEMBER 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                          VALUE U
---------                                                       ---------
CORPORATE BONDS: NON-INVESTMENT GRADE -- (CONTINUED)
            CAPITAL GOODS -- (CONTINUED)
$  2,000    Bombardier, Inc.,
              6.75%, 5-1-2012 MH..............................  $   1,865
   1,920    Cummins, Inc.,
              6.75%, 2-15-2027................................      1,939
     375    Jorgensen (Earle M.) Co.,
              9.75%, 6-1-2012.................................        407
   3,225    K2, Inc.,
              7.375%, 7-1-2014 H..............................      3,225
   2,380    Rexnord Corp.,
              10.125%, 12-15-2012.............................      2,606
   2,555    Scientific Game Corp.,
              6.25%, 12-15-2012...............................      2,542
   1,800    Xerox Corp.,
              7.125%, 6-15-2010...............................      1,895
   1,445    Xerox Corp.,
              9.75%, 1-15-2009................................      1,618
                                                                ---------
                                                                   23,170
                                                                ---------
            CONSUMER CYCLICAL -- 9.1%
   3,535    Ahold Finance USA, Inc.,
              8.25%, 7-15-2010 H..............................      3,853
   2,155    Amerigas Partners L.P.,
              7.25%, 5-20-2015 M..............................      2,252
   2,810    Brown Shoe Co., Inc.,
              8.75%, 5-1-2012.................................      2,965
   4,425    D.R. Horton, Inc.,
              5.625%, 9-15-2014 H.............................      4,264
   3,615    Delhaize America, Inc.,
              8.125%, 4-15-2011 H.............................      3,918
   1,000    Delphi Corp.,
              6.50%, 5-1-2009 H...............................        690
   4,005    Delphi Corp.,
              6.55%, 6-15-2006 H..............................      2,944
   1,640    Desarrolladora Homes S.A.,
              7.50%, 9-28-2015 MH.............................      1,640
   5,185    Group 1 Automotive, Inc.,
              8.25%, 8-15-2013................................      5,081
   3,335    GSC Holdings Corp.,
              8.00%, 10-1-2012 MH.............................      3,318
   3,545    Ingles Markets, Inc.,
              8.875%, 12-1-2011...............................      3,580
   5,285    Invista,
              9.25%, 5-1-2012 M...............................      5,747
   1,875    K. Hovnanian Enterprises, aInc.,
              6.125%, 1-15-2015...............................      1,758
   1,875    KB Home,
              6.25%, 6-15-2015 H..............................      1,818
   2,015    Neiman Marcus Group, Inc.,
              10.375%, 10-15-2015 M...........................      2,005
   2,000    Penney (J.C.) Co., Inc.,
              8.125%, 4-1-2027................................      2,108
   1,880    Perry Ellis International, Inc.,
              8.875%, 9-15-2013...............................      1,927
     995    Phillips Van-Heusen Corp.,
              7.75%, 11-15-2023...............................      1,065

PRINCIPAL                                                        MARKET
 AMOUNT                                                          VALUE U
---------                                                       ---------
            CONSUMER CYCLICAL -- (CONTINUED)
$  1,800    Quiksilver, Inc.,
              6.875%, 4-15-2015 M.............................  $   1,728
   1,600    Russel Metals, Inc.,
              6.375%, 3-1-2014 H..............................      1,560
   2,055    Sonic Automotive, Inc.,
              8.625%, 8-15-2013 H.............................      2,034
   2,435    Stater Brothers Holdings, Inc.,
              8.125%, 6-15-2012 H.............................      2,405
   3,971    TRW Automotive, Inc.,
              9.375%, 2-15-2013...............................      4,310
   2,560    United Auto Group, Inc., 9.625%, 3-15-2012........      2,662
     690    Warnaco, Inc.,
              8.875%, 6-15-2013...............................        745
                                                                ---------
                                                                   66,377
                                                                ---------
            CONSUMER STAPLES -- 3.2%
   2,625    DEL Laboratories, Inc.,
              8.00%, 2-1-2012 H...............................      2,159
   1,100    Dole Food Co., Inc.,
              7.25%, 6-15-2010................................      1,095
   2,700    Dole Food Co., Inc.,
              8.625%, 5-1-2009................................      2,822
      11    Dole Food Co., Inc.,
              8.875%, 3-15-2011...............................         11
   3,190    Johnsondiversey, Inc.,
              9.625%, 5-15-2012...............................      3,182
   1,915    Pierre Foods, Inc.,
              9.875%, 7-15-2012 H.............................      1,972
   3,395    Pilgrim's Pride Corp.,
              9.25%, 11-15-2013...............................      3,735
   2,110    Pilgrim's Pride Corp.,
              9.625%, 9-15-2011...............................      2,268
   9,325    Tembec Industries, Inc.,
              7.75%, 3-15-2012 H..............................      5,921
                                                                ---------
                                                                   23,165
                                                                ---------
            ENERGY -- 3.7%
   1,735    Chesapeake Energy Corp.,
              6.63%, 1-15-2016................................      1,757
   1,340    Chesapeake Energy Corp.,
              6.875%, 1-15-2016...............................      1,374
     720    Chesapeake Energy Corp.,
              7.75%, 1-15-2015 H..............................        767
   5,420    Comstock Resources, Inc.,
              6.875%, 3-1-2012................................      5,460
   1,187    Ferrell Gas Partners L.P.,
              8.75%, 6-15-2012................................      1,205
   7,615    Giant Industries, Inc.,
              8.00%, 5-15-2014 H..............................      7,957
   1,397    Magnum Hunter Resources, Inc.,
              9.60%, 3-15-2012................................      1,516
     800    Plains Exploration & Production Co.,
              8.75%, 7-1-2012.................................        864
   1,077    Port Arthur Finance Corp.,
              12.50%, 1-15-2009...............................      1,228

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                          VALUE U
---------                                                       ---------
CORPORATE BONDS: NON-INVESTMENT GRADE -- (CONTINUED)
            ENERGY -- (CONTINUED)
$  2,355    Stone Energy Corp.,
              6.75%, 12-15-2014...............................  $   2,314
   2,390    Whiting Petroleum Corp.,
              7.00%, 2-1-2014 M...............................      2,422
                                                                ---------
                                                                   26,864
                                                                ---------
            FINANCE -- 11.2%
   6,050    American Real Estate Partners L.P.,
              7.125%, 2-15-2013 M.............................      6,050
   3,857    BCP Crystal Holdings Corp.,
              9.625%, 6-15-2014...............................      4,291
   3,350    Burns Philip Capital Property Ltd.,
              9.75%, 7-15-2012................................      3,752
   4,675    CCM Merger, Inc.,
              8.00%, 8-1-2013 M...............................      4,716
   1,635    Crescent Real Estate Equities L.P.,
              9.25%, 4-15-2009................................      1,739
  19,900    Dow Jones CDX HY,
              8.25%, 6-29-2010 M..............................     19,775
   1,000    Felcor Lodging L.P.,
              9.00%, 6-1-2011.................................      1,088
   1,175    Host Marriott L.P.,
              6.375%, 3-15-2015 H.............................      1,140
   6,470    Host Marriott L.P.,
              7.00%, 8-15-2012 H..............................      6,558
     745    Host Marriott L.P.,
              7.125%, 11-1-2013 H.............................        761
   3,000    Kazkommerts International B.V.,
              7.875%, 4-7-2014 M..............................      3,161
   1,365    La Quinta Properties, Inc.,
              7.00%, 8-15-2012 H..............................      1,403
   2,100    La Quinta Properties, Inc.,
              8.875%, 3-15-2011...............................      2,247
   3,500    Rainbow National Services LLC,
              10.375%, 9-1-2014 M.............................      3,955
   1,250    Senior Housing Properties Trust,
              7.875%, 4-15-2015...............................      1,331
   2,755    Sensus Metering Systems, Inc.,
              8.625%, 12-15-2013..............................      2,535
   3,400    Trustreet Properties, Inc.,
              7.50%, 4-1-2015.................................      3,477
   4,150    TuranAlem Finance B.V.,
              8.00%, 3-24-2014................................      4,297
   1,975    United Rentals North America, Inc.,
              6.50%, 2-15-2012................................      1,906
   3,360    Universal City Florida Holdings Co.,
              8.375%, 5-1-2010 H..............................      3,486
     570    Ventas Realty L.P. Capital Corp.,
              8.75%, 5-1-2009.................................        610
   3,480    Ventas Realty L.P. Capital Corp.,
              9.00%, 5-1-2012.................................      3,950
                                                                ---------
                                                                   82,228
                                                                ---------

PRINCIPAL                                                        MARKET
 AMOUNT                                                          VALUE U
---------                                                       ---------
            HEALTH CARE -- 3.1%
$  2,285    DaVita, Inc.,
              6.625%, 3-15-2013 H.............................  $   2,314
   2,690    HCA, Inc.,
              5.50%, 12-1-2009................................      2,635
   2,545    HCA, Inc.,
              6.375%, 1-15-2015 H.............................      2,518
   1,425    Lifecare Holdings, Inc.,
              9.25%, 8-15-2013 M..............................      1,226
   5,330    Select Medical Corp.,
              7.625%, 2-1-2015................................      5,102
   1,850    Tenet Healthcare Corp.,
              9.25%, 2-1-2015 M...............................      1,869
   3,660    Tenet Healthcare Corp.,
              9.875%, 7-1-2014................................      3,824
     720    United Surgical Partners International, Inc.,
              10.00%, 12-15-2011..............................        785
   2,900    Warner Chilcott Corp.,
              8.75%, 2-1-2015 M...............................      2,784
                                                                ---------
                                                                   23,057
                                                                ---------
            SERVICES -- 15.0%
   3,760    Allbritton Communications Co.,
              7.75%, 12-15-2012...............................      3,732
   4,505    Allied Waste North America, Inc.,
              5.75%, 2-15-2011 H..............................      4,201
   1,100    Allied Waste North America, Inc.,
              7.875%, 4-15-2013 H.............................      1,122
   2,800    Allied Waste North America, Inc.,
              8.875%, 4-1-2008................................      2,919
     233    Allied Waste North America, Inc.,
              9.25%, 9-1-2012.................................        252
   1,925    Argosy Gaming Co.,
              7.00%, 1-15-2014................................      2,136
   1,785    Boyd Gaming Corp.,
              6.75%, 4-15-2014 H..............................      1,792
   3,185    Boyd Gaming Corp.,
              7.75%, 12-15-2012 H.............................      3,348
   2,640    Canwest Media, Inc.,
              7.625%, 4-15-2013 H.............................      2,874
   4,535    Carriage Services, Inc.,
              7.875%, 1-15-2015...............................      4,694
   2,760    Cenveo Corp.,
              7.875%, 12-1-2013 H.............................      2,663
   1,400    Cenveo Corp.,
              9.625%, 3-15-2012...............................      1,502
     870    CSC Holdings, Inc.,
              7.25%, 7-15-2008................................        873
   1,135    CSC Holdings, Inc.,
              7.625%, 4-1-2011................................      1,115
   2,515    CSC Holdings, Inc.,
              8.125%, 7-15-2009...............................      2,534
   3,650    Dex Media, Inc.,
              8.00%, 11-15-2013...............................      3,750
   3,810    EchoStar Communications Corp.,
              5.75%, 5-15-2008................................      3,772
   2,855    Intrawest Corp.,
              7.50%, 10-15-2013...............................      2,923

The accompanying notes are an integral part of this financial statement.

 HARTFORD HIGH YIELD HLS FUND

 SEPTEMBER 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                          VALUE U
---------                                                       ---------
CORPORATE BONDS: NON-INVESTMENT GRADE -- (CONTINUED)
            SERVICES -- (CONTINUED)
$  3,250    Kerzner International Ltd.,
              6.75%, 10-1-2015................................  $   3,148
   3,475    Knowledge Learning Center, Inc.,
              7.75%, 2-1-2015.................................      3,406
   1,755    Lamar Media Corp.,
              7.25%, 1-1-2013 H...............................      1,834
   4,160    LIN Television Corp.,
              6.50%, 5-15-2013................................      3,941
     535    Lodgenet Entertainment Corp.,
              9.25%, 6-15-2013................................        586
   2,450    Medianews Group, Inc.,
              6.875%, 10-1-2013...............................      2,432
   5,290    MGM Mirage, Inc.,
              6.75%, 9-1-2012.................................      5,376
   2,580    Mohegan Tribal Gaming Authority,
              6.125%, 2-15-2013...............................      2,567
   1,300    Mohegan Tribal Gaming Authority,
              6.375%, 7-15-2009 H.............................      1,300
   2,445    Mohegan Tribal Gaming Authority,
              7.125%, 8-15-2014...............................      2,531
   1,225    Penn National Gaming, Inc.,
              6.75%, 3-1-2015 H...............................      1,201
   4,390    Primedia, Inc.,
              8.00%, 5-15-2013 H..............................      4,422
   1,445    Quebecor Media, Inc.,
              11.125%, 7-15-2011..............................      1,579
   1,205    Service Corp. International,
              6.75%, 4-1-2016 H...............................      1,211
     400    Service Corp. International,
              7.875%, 2-1-2013................................        424
   3,295    Sheridan Group,
              10.25%, 8-15-2011...............................      3,427
   3,395    Sirius Satellite Radio, Inc.,
              9.625%, 8-1-2013................................      3,259
   4,000    Station Casinos, Inc.,
              6.50%, 2-1-2014 H...............................      4,000
   1,320    Station Casinos, Inc.,
              6.875%, 3-1-2016................................      1,338
   1,940    Stewart Enterprises, Inc.,
              6.25%, 2-15-2013................................      1,843
   3,670    Sungard Data Systems, Inc.,
              9.125%, 8-15-2013...............................      3,803
     500    Sungard Data Systems, Inc.,
              10.25%, 8-15-2015...............................        506
   2,840    Town Sports International, Inc.,
              9.625%, 4-15-2011...............................      2,950
   2,495    Unisys Corp.,
              6.875%, 3-15-2010 H.............................      2,408
   4,690    Wynn Las Vegas LLC Corp.,
              6.625%, 12-1-2014 H.............................      4,484
                                                                ---------
                                                                  110,178
                                                                ---------

PRINCIPAL                                                        MARKET
 AMOUNT                                                          VALUE U
---------                                                       ---------
            TECHNOLOGY -- 17.3%
$  4,390    American Cellular Corp.,
              10.00%, 8-1-2011................................  $   4,785
     535    AT&T Corp.,
              8.35%, 1-15-2025................................        550
   4,132    AT&T Corp.,
              9.05%, 11-15-2011...............................      4,654
   2,810    Celestica, Inc.,
              7.625%, 7-1-2013................................      2,803
   3,070    Centennial Cellular Operating Co.,
              10.125%, 6-15-2013..............................      3,454
     400    Century Communications Corp.,
              8.875%, 1-15-2007 BZH...........................        427
   3,990    Charter Communications Holdings II LLC,
              10.25%, 9-15-2010...............................      4,090
   4,690    Charter Communications Holdings LLC,
              10.00%, 4-1-2009 H..............................      4,045
   3,600    Charter Communications Operating LLC,
              8.00%, 4-30-2012................................      3,627
   9,260    Cincinnati Bell, Inc.,
              8.375%, 1-15-2014 H.............................      9,121
   4,705    Citizens Communications Co.,
              6.25%, 1-15-2013................................      4,517
   3,500    Dobson Communications Corp.,
              8.10%, 10-15-2012 H.............................      3,452
   3,480    Fimep S.A.,
              10.50%, 2-15-2013...............................      3,985
   1,340    Flextronics International Ltd.,
              6.50%, 5-15-2013................................      1,367
   2,826    Hawaiian Telecom Communications, Inc.,
              9.75%, 5-1-2013 H...............................      2,883
   1,850    Houghton Mifflin Co.,
              8.25%, 2-1-2011.................................      1,910
   6,155    Intelsat Ltd.,
              6.50%, 11-1-2013 H..............................      4,739
   1,965    Itron, Inc.,
              7.75%, 5-15-2012................................      2,034
     770    L-3 Communications Corp.,
              3.00%, 8-1-2035.................................        787
   3,405    L-3 Communications Corp.,
              6.125%, 7-15-2013...............................      3,388
   4,149    Lucent Technologies, Inc.,
              6.45%, 3-15-2029 H..............................      3,630
   1,880    Mediacom Broadband LLC/CRP,
              8.50%, 10-15-2015...............................      1,814
   1,010    MCI, Inc.,
              7.69%, 5-1-2009 H...............................      1,048
   1,485    MCI, Inc.,
              8.735%, 5-1-2014................................      1,656
   1,900    Mediacom Broadband LLC/CRP,
              7.875%, 2-15-2011...............................      1,796
   2,350    Qwest Capital Funding, Inc.,
              7.25%, 2-15-2011 H..............................      2,238
     250    Qwest Corp.,
              7.25%, 10-15-2035 H.............................        222
   8,550    Qwest Corp.,
              8.875%, 3-15-2012...............................      9,341
   4,000    Qwest Services Corp.,
              13.50%, 12-15-2010..............................      4,580

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                          VALUE U
---------                                                       ---------
CORPORATE BONDS: NON-INVESTMENT GRADE -- (CONTINUED)
            TECHNOLOGY -- (CONTINUED)
$  8,930    Rogers Cable, Inc.,
              6.25%, 6-15-2013................................  $   8,684
     575    Rogers Cantel, Inc.,
              9.75%, 6-1-2016.................................        694
   2,255    Rogers Wireless Communications, Inc.,
              6.375%, 3-1-2014................................      2,266
     550    Rogers Wireless Communications, Inc.,
              9.625%, 5-1-2011................................        635
   3,225    Sanmina-SCI Corp.,
              10.375%, 1-15-2010..............................      3,556
   3,500    Spectrum Brands, Inc.,
              7.375%, 2-1-2015 H..............................      3,150
   2,735    Spectrum Brands, Inc.,
              8.50%, 10-1-2013................................      2,639
   4,290    Suncom Wireless, Inc.,
              8.75%, 11-15-2011 H.............................      3,507
   3,000    Time Warner Telecommunications, Inc.,
              10.125% 2-1-2011 H..............................      3,090
   5,410    Valor Telecom Enterprise, Inc.,
              7.75%, 2-15-2015 M..............................      5,248
                                                                ---------
                                                                  126,412
                                                                ---------
            TRANSPORTATION -- 0.8%
   6,060    Trinity Industries, Inc.,
              6.50%, 3-15-2014................................      5,969
                                                                ---------
            UTILITIES -- 9.5%
   3,675    AES China Generating Co., Ltd.,
              8.25%, 6-26-2010................................      3,733
   2,280    AES Corp.,
              8.75%, 5-15-2013 M..............................      2,497
   4,840    Aquila, Inc.,
              7.625%, 11-15-2009 H............................      5,058
   2,905    CMS Energy Corp.,
              6.30%, 2-1-2012.................................      2,927
   3,820    CMS Energy Corp.,
              8.50%, 4-15-2011 H..............................      4,250
   2,960    Dynegy Holdings, Inc.,
              10.125%, 7-15-2013 M............................      3,300
     940    Edison Mission Energy Corp.,
              7.73%, 6-15-2009................................        992
   4,390    Edison Mission Energy Corp.,
              9.875%, 4-15-2011...............................      5,202
   1,100    Nevada Power Co.,
              8.50%, 1-1-2023.................................      1,133
     286    Nevada Power Co.,
              9.00%, 8-15-2013................................        318
   3,842    NRG Energy, Inc.,
              8.00%, 12-15-2013...............................      4,092
   4,875    Reliant Energy, Inc.,
              6.75%, 12-15-2014...............................      4,790
   1,925    Sierra Pacific Resources,
              6.75%, 8-15-2017 M..............................      1,930
   1,930    Sierra Pacific Resources,
              8.625%, 3-15-2014...............................      2,127

PRINCIPAL                                                        MARKET
 AMOUNT                                                          VALUE U
---------                                                       ---------
            UTILITIES -- (CONTINUED)
$  1,935    Southern Star Central Corp.,
              8.50%, 8-1-2010.................................  $   2,075
   2,000    Teco Energy, Inc.,
              5.693%, 5-1-2010 MK.............................      2,030
   2,775    Tenaska Alabama Partners L.P.,
              7.00%, 6-30-2021 M..............................      2,810
   9,640    Tennessee Gas Pipeline Co.,
              7.50%, 4-1-2017.................................     10,389
   7,694    Texas Genco LLC,
              6.875%, 12-15-2014 M............................      7,828
   1,870    TXU Corp.,
              5.55%, 11-15-2014 M.............................      1,812
                                                                ---------
                                                                   69,293
                                                                ---------
            Total corporate bonds: non-investment grade
              (cost $650,376).................................  $ 644,615
                                                                ---------
 SHARES
---------
COMMON STOCK -- 0.0%
            CONSUMER CYCLICAL -- 0.0%
      @@    Hosiery Corp. of America, Inc. Class A BV.........  $      @@
                                                                ---------
            Total common stock
              (cost $4).......................................  $      @@
                                                                ---------

CONVERTIBLE PREFERRED STOCK -- 0.0%
            TECHNOLOGY -- 0.0%
      21    Adelphia Communications Corp.,
              7.50% B.........................................  $       1
                                                                ---------
            Total convertible preferred stock
              (cost $513).....................................  $       1
                                                                ---------

WARRANTS -- 0.0%
            BASIC MATERIALS -- 0.0%
      @@    Pliant Corp. BM...................................  $      @@
                                                                ---------
            Total warrants
              (cost $ @@).....................................  $      @@
                                                                ---------
            Total long-term investments
              (cost $713,146).................................  $ 704,628
                                                                ---------
PRINCIPAL
 AMOUNT
---------
SHORT-TERM INVESTMENTS -- 23.5%
            FINANCE -- 5.8%
$ 14,218    BNP Paribas Repurchase Agreement,
              3.25%, 10-3-2005 @..............................  $  14,218
  12,188    RBS Greenwich Repurchase Agreement,
              3.25%, 10-3-2005 @..............................     12,188
  16,335    UBS Warburg Securities, Inc. Repurchase Agreement,
              3.27%, 10-3-2005 @..............................     16,335
                                                                ---------
                                                                   42,741
                                                                ---------

The accompanying notes are an integral part of this financial statement.

 HARTFORD HIGH YIELD HLS FUND

 SEPTEMBER 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE #
---------                                                       ---------
            SECURITIES PURCHASES WITH PROCEEDS FROM SECURITY
            LENDING -- 17.6%
 129,178    Navigator Prime Portfolio.........................  $ 129,178
                                                                ---------
            Total short-term investments
              (cost $171,919).................................  $ 171,919
                                                                ---------
            TOTAL INVESTMENTS IN SECURITIES
              (COST $885,065) O...............................  $ 876,547
            OTHER ASSETS & LIABILITIES........................   (144,341)
                                                                ---------
            TOTAL NET ASSETS..................................  $ 732,206
                                                                =========

Note:  Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 11.94% of total net assets at September 30, 2005.

       Security valued in good faith at fair value by, or under the direction of, the Funds'
       Board of Directors at September 30, 2005, rounds to zero.

    U  For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

    B  Currently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

    O  At September 30, 2005, the cost of securities for federal income tax purposes is
       $885,859 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation..................................................  $    6,679
       Unrealized depreciation..................................................     (15,991)
                                                                                  ----------
       Net unrealized depreciation..............................................  $   (9,312)
                                                                                  ==========

    V  The following security is considered illiquid. The Security identified below as 144A is a security issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to qualified institutional buyers.

    PERIOD                                                  COST
   ACQUIRED   SHARES/PAR   SECURITY                         BASIS
   --------   ----------   --------                         -----
    1994        @@         Hosiery Corp. of America, Inc.
                           Class A -- 144A                   $4


       The aggregate value of these securities at September 30, 2005 was $ @@, which represents @@ % of total net assets.

    M  Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to qualified institutional buyers.
       Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at September 30,
       2005, was $149,557 which represents 20.43% of total net assets.

    K Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2005.

    Z  The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

    H  Security is fully or partially on loan at September 30, 2005.

      FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT SEPTEMBER 30, 2005

                                                                                                                     UNREALIZED
                                                                MARKET         CONTRACT          DELIVERY           APPRECIATION
DESCRIPTION                                 TRANSACTION         VALUE           AMOUNT             DATE            (DEPRECIATION)
-----------                                 -----------         ------         --------         ----------         --------------
Euro                                           Sell             $4,813          $4,863          10-26-2005              $50
Euro                                            Buy               373              373          10-26-2005               @@
                                                                                                                        ---
                                                                                                                        $50
                                                                                                                        ===

@ Repurchase agreements collateralized as follows:

                                                                                                                   EXPIRATION
                                                                 SECURITY TYPE              COUPON RATE               DATE
                                                                 -------------              -----------            ----------
BNP Paribas Repurchase Agreement                              U.S. Treasury Bonds              5.25%-8.75%           2017-2029
                                                              U.S. Treasury Note                    12.50%                2014
RBS Greenwich Repurchase Agreement                            U.S. Treasury Bond                    8.875%                2019
                                                              U.S. Treasury Notes            2.375%-12.75%           2006-2010
UBS Warburg Repurchase Agreement                              U.S. Treasury Bonds             5.25%-9.875%           2015-2029
                                                              U.S. Treasury Notes           2.625%-10.625%           2008-2015

@@ Due to the presentation of the financial statements in thousands, the number of shares and/or dollars round to zero.

The accompanying notes are an integral part of this financial statement.

 HARTFORD INDEX HLS FUND

 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
COMMON STOCK -- 99.4%
            BASIC MATERIALS -- 3.4%
     139    3M Co. ...........................................  $   10,160
      40    Air Products and Chemicals, Inc. .................       2,211
     158    Alcoa, Inc. ......................................       3,856
      15    Allegheny Technologies, Inc. H....................         471
      13    Ashland, Inc. ....................................         740
      20    Ball Corp. .......................................         727
      19    Bemis Co. ........................................         477
      11    Cooper Tire & Rubber Co. H........................         169
     175    Dow Chemical Co. H................................       7,276
     180    DuPont (E.I.) de Nemours & Co. ...................       7,051
      15    Eastman Chemical Co. .............................         690
      52    Eastman Kodak Co. H...............................       1,265
      22    Engelhard Corp. ..................................         606
      32    Freeport-McMoRan Copper & Gold, Inc. Class B H....       1,560
      47    Georgia-Pacific Group.............................       1,604
      32    Goodyear Tire & Rubber Co. BH.....................         497
      20    Hercules, Inc. B..................................         249
      15    International Flavors & Fragrances, Inc. .........         527
      89    International Paper Co. H.........................       2,646
      86    Kimberly-Clark Corp. .............................       5,131
      20    Louisiana-Pacific Corp. ..........................         557
      33    MeadWestvaco Corp. ...............................         920
      81    Newmont Mining Corp. H............................       3,807
      28    Nucor Corp. H.....................................       1,669
      13    OfficeMax, Inc. ..................................         405
      27    Pactiv Corp. B....................................         475
      18    Phelps Dodge Corp. H..............................       2,274
      31    PPG Industries, Inc. .............................       1,817
      59    Praxair, Inc. ....................................       2,804
      26    Rohm & Haas Co. ..................................       1,082
      15    Sealed Air Corp. B................................         712
      11    Snap-On, Inc. H...................................         379
      13    Stanley Works.....................................         612
      20    Temple-Inland, Inc. ..............................         833
      21    United States Steel Corp. H.......................         877
      19    Vulcan Materials Co. .............................       1,373
                                                                ----------
                                                                    68,509
                                                                ----------
            CAPITAL GOODS -- 3.9%
      33    American Standard Cos., Inc. .....................       1,545
      62    Baker Hughes, Inc. H..............................       3,682
      15    Black & Decker Corp. H............................       1,199
     149    Boeing Co. .......................................      10,091
       8    Cummins, Inc. H...................................         739
      44    Deere & Co. ......................................       2,668
      27    Eaton Corp. ......................................       1,697
      36    General Dynamics Corp. ...........................       4,352
      22    Goodrich Corp. ...................................         975
      32    Hasbro, Inc. .....................................         637
     155    Honeywell International, Inc. ....................       5,805
      38    Illinois Tool Works, Inc. ........................       3,112
      61    Ingersoll-Rand Co. Class A........................       2,332
      62    International Game Technology H...................       1,666
      17    ITT Industries, Inc. .............................       1,908
      31    National Oilwell Varco, Inc. BH...................       2,066

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
            CAPITAL GOODS -- (CONTINUED)
      65    Northrop Grumman Corp. ...........................  $    3,511
      25    Novellus Systems, Inc. BH.........................         630
      23    Pall Corp. H......................................         619
      22    Parker-Hannifin Corp. ............................       1,396
      41    Pitney Bowes, Inc. ...............................       1,728
      33    Rockwell Automation, Inc. ........................       1,740
      36    Teradyne, Inc. BH.................................         587
      24    Textron, Inc. ....................................       1,736
     366    Tyco International Ltd. H.........................      10,199
     185    United Technologies Corp. ........................       9,611
     174    Xerox Corp. B.....................................       2,370
                                                                ----------
                                                                    78,601
                                                                ----------
            CONSUMER CYCLICAL -- 8.4%
      67    Albertson's, Inc. H...............................       1,711
      33    AutoNation, Inc. BH...............................         651
      10    AutoZone, Inc. BH.................................         841
      20    Avery Dennison Corp. H............................       1,048
      54    Bed Bath & Beyond, Inc. B.........................       2,150
      73    Best Buy Co., Inc. H..............................       3,191
      21    Big Lots, Inc. BH.................................         226
      15    Brown-Forman Corp. ...............................         893
      18    Brunswick Corp. H.................................         664
     123    Caterpillar, Inc. ................................       7,197
      23    Centex Corp. .....................................       1,498
      30    Circuit City Stores, Inc. ........................         511
      69    Coach, Inc. B.....................................       2,158
      87    Costco Wholesale Corp. ...........................       3,736
      49    D.R. Horton, Inc. ................................       1,786
      27    Dana Corp. H......................................         256
      24    Darden Restaurants, Inc. H........................         738
     102    Delphi Corp. H....................................         280
      12    Dillard's, Inc. H.................................         242
      58    Dollar General Corp. H............................       1,066
     201    eBay, Inc. B......................................       8,277
      30    Family Dollar Stores, Inc. H......................         592
      48    Federated Department Stores, Inc. ................       3,210
     335    Ford Motor Co. H..................................       3,306
      26    Fortune Brands, Inc. .............................       2,147
     105    Gap, Inc. ........................................       1,828
     102    General Motors Corp. H............................       3,131
      32    Genuine Parts Co. ................................       1,351
      14    Grainger (W.W.), Inc. ............................         862
     387    Home Depot, Inc. .................................      14,772
      45    J. C. Penney Co., Inc. H..........................       2,148
      35    Johnson Controls, Inc. ...........................       2,159
      21    Jones Apparel Group, Inc. H.......................         610
      14    KB Home H.........................................       1,025
      62    Kohl's Corp. B....................................       3,131
     131    Kroger Co. B......................................       2,697
      34    Leggett & Platt, Inc. ............................         689
      19    Liz Claiborne, Inc. ..............................         763
     141    Lowe's Cos., Inc. H...............................       9,087
      63    Ltd. Brands, Inc. ................................       1,291
      78    Masco Corp. H.....................................       2,390
      73    Mattel, Inc. .....................................       1,219
     226    McDonald's Corp. .................................       7,575

The accompanying notes are an integral part of this financial statement.

 HARTFORD INDEX HLS FUND

 SEPTEMBER 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
COMMON STOCK -- (CONTINUED)
            CONSUMER CYCLICAL -- (CONTINUED)
      11    Navistar International Corp. B....................  $      363
      50    Newell Rubbermaid, Inc. H.........................       1,128
      35    NIKE, Inc. Class B H..............................       2,826
      40    Nordstrom, Inc. ..................................       1,376
      57    Office Depot, Inc. B..............................       1,699
      31    PACCAR, Inc. .....................................       2,105
      39    Pulte Homes, Inc. H...............................       1,665
      24    RadioShack Corp. .................................         603
      10    Reebok International Ltd. ........................         537
      81    Safeway, Inc. H...................................       2,079
      19    Sears Holdings Corp. B............................       2,302
      21    Sherwin-Williams Co. .............................         908
     133    Staples, Inc. ....................................       2,836
      70    Starbucks Corp. B.................................       3,482
      25    Supervalu, Inc. ..................................         766
     115    SYSCO Corp. H.....................................       3,595
     160    Target Corp. .....................................       8,314
      26    Tiffany & Co. H...................................       1,026
      84    TJX Cos., Inc. ...................................       1,726
      16    V.F. Corp. .......................................         939
      23    Visteon Corp. ....................................         228
     452    Wal-Mart Stores, Inc. ............................      19,807
      21    Wendy's International, Inc. ......................         944
      52    Yum! Brands, Inc. ................................       2,498
                                                                ----------
                                                                   168,855
                                                                ----------
            CONSUMER STAPLES -- 7.2%
      14    Alberto-Culver Co. ...............................         609
     376    Altria Group, Inc. ...............................      27,685
     141    Anheuser-Busch Cos., Inc. ........................       6,051
     118    Archer-Daniels-Midland Co. H......................       2,902
      85    Avon Products, Inc. H.............................       2,300
      34    Campbell Soup Co. ................................         997
      28    Clorox Co. .......................................       1,527
     376    Coca-Cola Co. ....................................      16,226
      55    Coca-Cola Enterprises, Inc. ......................       1,063
      94    Colgate-Palmolive Co. ............................       4,962
      94    ConAgra Foods, Inc. ..............................       2,319
      36    Constellation Brands, Inc. Class A B..............         923
      66    General Mills, Inc. ..............................       3,191
     163    Gillette Co. .....................................       9,469
      62    Heinz (H.J.) Co. .................................       2,255
      33    Hershey Co. ......................................       1,869
      46    Kellogg Co. ......................................       2,140
      24    McCormick & Co., Inc. ............................         790
      10    Molson Coors Brewing Co. H........................         666
      25    Pepsi Bottling Group, Inc. .......................         717
     302    PepsiCo, Inc. ....................................      17,138
     463    Procter & Gamble Co. H............................      27,512
      16    Reynolds American, Inc. H.........................       1,287
     142    Sara Lee Corp. ...................................       2,691
      46    Tyson Foods, Inc. Class A.........................         821
      30    UST, Inc. H.......................................       1,243
      44    Weyerhaeuser Co. .................................       3,046
      33    Wrigley (Wm.) Jr. Co. ............................       2,336
                                                                ----------
                                                                   144,735
                                                                ----------

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
            ENERGY -- 9.9%
      15    Amerada Hess Corp. H..............................  $    1,994
      43    Anadarko Petroleum Corp. .........................       4,098
      60    Apache Corp. .....................................       4,476
      58    BJ Services Co. H.................................       2,098
      69    Burlington Resources, Inc. .......................       5,611
     407    Chevron Corp. ....................................      26,375
     252    ConocoPhillips....................................      17,610
      82    Devon Energy Corp. ...............................       5,628
      44    EOG Resources, Inc. H.............................       3,258
   1,141    Exxon Mobil Corp. ................................      72,499
      92    Halliburton Co. H.................................       6,304
      21    Kerr-McGee Corp. .................................       2,030
      32    KeySpan Corp. H...................................       1,159
      66    Marathon Oil Corp. ...............................       4,563
      30    Murphy Oil Corp. H................................       1,481
      29    Nabors Industries Ltd. B..........................       2,047
       8    Nicor, Inc. H.....................................         336
      25    Noble Corp. H.....................................       1,691
      72    Occidental Petroleum Corp. .......................       6,177
       7    Peoples Energy Corp. H............................         272
      20    Rowan Cos., Inc. .................................         699
     107    Schlumberger Ltd. ................................       8,986
      46    Sempra Energy.....................................       2,184
      25    Sunoco, Inc. .....................................       1,932
      60    Transocean, Inc. B................................       3,648
      55    Valero Energy Corp. ..............................       6,252
      25    Weatherford International Ltd. BH.................       1,717
     104    Williams Cos., Inc. ..............................       2,593
      65    XTO Energy, Inc. .................................       2,964
                                                                ----------
                                                                   200,682
                                                                ----------
            FINANCE -- 21.5%
      54    ACE Ltd. .........................................       2,561
      53    Aetna, Inc. ......................................       4,522
      97    Aflac, Inc. ......................................       4,371
     124    Allstate Corp. ...................................       6,850
      20    AMBAC Financial Group, Inc. ......................       1,456
     225    American Express Co. .............................      12,901
     489    American International Group, Inc. ...............      30,323
      63    AmSouth Bancorp H.................................       1,601
      58    Aon Corp. ........................................       1,848
      17    Apartment Investment & Management Co. ............         671
      38    Archstone-Smith Trust.............................       1,527
     727    Bank of America Corp. ............................      30,611
     141    Bank of New York Co., Inc. .......................       4,144
      99    BB&T Corp. H......................................       3,870
      20    Bear Stearns Cos., Inc. ..........................       2,239
      52    Capital One Financial Corp. H.....................       4,151
     188    Charles Schwab Corp. .............................       2,714
      37    Chubb Corp. H.....................................       3,349
      23    CIGNA Corp. ......................................       2,746
      33    Cincinnati Financial Corp. .......................       1,382
      37    CIT Group, Inc. ..................................       1,649
     936    Citigroup, Inc. ..................................      42,589
      30    Comerica, Inc. ...................................       1,785
      23    Compass Bancshares, Inc. .........................       1,031
      36    Comverse Technology, Inc. B.......................         956

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
COMMON STOCK -- (CONTINUED)
            FINANCE -- (CONTINUED)
     108    Countrywide Financial Corp. ......................  $    3,549
      67    ExTrade Financial Corp. B.........................       1,181
      24    Equifax, Inc. ....................................         825
      74    Equity Office Properties Trust H..................       2,430
      52    Equity Residential Properties Trust...............       1,968
     125    Federal Home Loan Mortgage Corp. .................       7,058
     175    Federal National Mortgage Association.............       7,852
      15    Federated Investors, Inc. ........................         508
     101    Fifth Third Bancorp H.............................       3,695
      23    First Horizon National Corp. H....................         822
      27    Franklin Resources, Inc. .........................       2,259
      46    Golden West Financial Corp. ......................       2,744
      84    Goldman Sachs Group, Inc. ........................      10,225
      42    Huntington Bancshares, Inc. H.....................         939
     636    J.P. Morgan Chase & Co. ..........................      21,569
      40    Janus Capital Group, Inc. H.......................         582
      26    Jefferson-Pilot Corp. H...........................       1,325
      74    KeyCorp H.........................................       2,390
      49    Lehman Brothers Holdings, Inc. ...................       5,731
      33    Lincoln National Corp. ...........................       1,727
      26    Loews Corp. ......................................       2,366
      15    M&T Bank Corp. H..................................       1,543
      97    Marsh & McLennan Cos., Inc. ......................       2,945
      38    Marshall & Ilsley Corp. H.........................       1,632
      25    MBIA, Inc. H......................................       1,534
     228    MBNA Corp. .......................................       5,608
      55    Medco Health Solutions, Inc. B....................       3,021
      76    Mellon Financial Corp. ...........................       2,420
     168    Merrill Lynch & Co., Inc. ........................      10,282
     146    Metlife, Inc. H...................................       7,255
      18    MGIC Investment Corp. H...........................       1,124
     197    Morgan Stanley....................................      10,599
     103    National City Corp. H.............................       3,441
      87    North Fork Bancorp, Inc. .........................       2,208
      34    Northern Trust Corp. .............................       1,698
      33    Plum Creek Timber Co., Inc. H.....................       1,262
      53    PNC Financial Services Group, Inc. ...............       3,052
      54    Principal Financial Group, Inc. H.................       2,549
      37    Progressive Corp. ................................       3,897
      45    ProLogis H........................................       1,981
      53    Providian Financial Corp. BH......................         942
      99    Prudential Financial, Inc. .......................       6,668
      15    Public Storage, Inc. .............................       1,005
      83    Regions Financial Corp. H.........................       2,592
      12    Ryder System, Inc. ...............................         397
      24    SAFECO Corp. .....................................       1,260
      33    Simon Property Group, Inc. .......................       2,453
      76    SLM Corp. H.......................................       4,055
      65    Sovereign Bancorp, Inc. ..........................       1,441
     127    St. Paul Travelers Cos., Inc. H...................       5,716
      60    State Street Corp. H..............................       2,930
      66    SunTrust Banks, Inc. .............................       4,556
      56    Synovus Financial Corp. ..........................       1,563
      24    T. Rowe Price Group, Inc. ........................       1,535
      20    Torchmark Corp. H.................................       1,062
     331    U.S. Bancorp......................................       9,286

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
            FINANCE -- (CONTINUED)
     229    UnitedHealth Group, Inc. .........................  $   12,847
      57    UnumProvident Corp. H.............................       1,175
      21    Vornado Realty Trust..............................       1,845
     285    Wachovia Corp. ...................................      13,582
     159    Washington Mutual, Inc. ..........................       6,244
     111    WellPoint, Inc. B.................................       8,416
     306    Wells Fargo & Co. ................................      17,893
      27    XL Capital Ltd. Class A H.........................       1,803
      16    Zions Bancorp.....................................       1,161
                                                                ----------
                                                                   434,070
                                                                ----------
            HEALTH CARE -- 11.9%
     281    Abbott Laboratories...............................      11,927
      24    Allergan, Inc. H..................................       2,171
      19    AmerisourceBergen Corp. H.........................       1,453
     223    Amgen, Inc. B.....................................      17,790
      35    Applied Biosystems Group -- Applera Corp. ........         820
      19    Bard (C.R.), Inc. ................................       1,261
      10    Bausch & Lomb, Inc. ..............................         783
     113    Baxter International, Inc. .......................       4,493
      45    Becton, Dickinson & Co. ..........................       2,370
      61    Biogen Idec, Inc. B...............................       2,416
      45    Biomet, Inc. H....................................       1,569
     107    Boston Scientific Corp. B.........................       2,498
     354    Bristol-Myers Squibb Co. .........................       8,515
      77    Cardinal Health, Inc. H...........................       4,898
      81    Caremark Rx, Inc. B...............................       4,064
      20    Chiron Corp. BH...................................         859
      19    Coventry Health Care, Inc. B......................       1,669
     147    CVS Corp. ........................................       4,267
      62    Forest Laboratories, Inc. B.......................       2,397
      46    Genzyme Corp. B...................................       3,324
      83    Gilead Sciences, Inc. B...........................       4,023
      82    HCA, Inc. H.......................................       3,920
      45    Health Management Associates, Inc. Class A H......       1,049
      29    Hospira, Inc. B...................................       1,184
      29    Humana, Inc. B....................................       1,408
     538    Johnson & Johnson.................................      34,064
      44    King Pharmaceuticals, Inc. B......................         672
      25    Laboratory Corp. of America Holdings B............       1,193
     205    Lilly (Eli) & Co. H...............................      10,982
      14    Manor Care, Inc. .................................         549
      56    McKesson Corp. ...................................       2,648
      45    MedImmune, Inc. B.................................       1,501
     219    Medtronic, Inc. ..................................      11,754
     397    Merck & Co., Inc. ................................      10,811
      49    Monsanto Co. .....................................       3,050
      40    Mylan Laboratories, Inc. H........................         763
   1,334    Pfizer, Inc. .....................................      33,305
      30    Quest Diagnostics, Inc. ..........................       1,521
     267    Schering-Plough Corp. ............................       5,625
      12    Sigma-Aldrich Corp. H.............................         782
      66    St. Jude Medical, Inc. B..........................       3,089
      53    Stryker Corp. ....................................       2,600
      85    Tenet Healthcare Corp. BH.........................         952
     185    Walgreen Co. H....................................       8,038

The accompanying notes are an integral part of this financial statement.

 HARTFORD INDEX HLS FUND

 SEPTEMBER 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
COMMON STOCK -- (CONTINUED)
            HEALTH CARE -- (CONTINUED)
      21    Waters Corp. B....................................  $      865
      19    Watson Pharmaceuticals, Inc. B....................         692
     243    Wyeth.............................................      11,230
      45    Zimmer Holdings, Inc. BH..........................       3,086
                                                                ----------
                                                                   240,900
                                                                ----------
            SERVICES -- 6.0%
      40    Allied Waste Industries, Inc. BH..................         334
      27    Apollo Group, Inc. Class A BH.....................       1,759
      41    Autodesk, Inc. ...................................       1,918
     105    Automatic Data Processing, Inc. ..................       4,519
      77    Avaya, Inc. BH....................................         790
     189    Cendant Corp. ....................................       3,907
      25    Cintas Corp. H....................................       1,026
      98    Clear Channel Communications, Inc. H..............       3,230
     397    Comcast Corp. Class A BH..........................      11,676
      33    Computer Sciences Corp. B.........................       1,580
      25    Convergys Corp. B.................................         364
      39    Donnelley (R.R.) & Sons Co. ......................       1,442
      33    Ecolab, Inc. H....................................       1,063
      94    Electronic Data Systems Corp. H...................       2,107
      27    Express Scripts, Inc. B...........................       1,673
      55    FedEx Corp. ......................................       4,775
      34    Fiserv, Inc. B....................................       1,560
      16    Fluor Corp. H.....................................       1,011
      44    Gannett Co., Inc. ................................       3,042
      59    H & R Block, Inc. H...............................       1,408
      33    Harrah's Entertainment, Inc. .....................       2,164
      59    Hilton Hotels Corp. ..............................       1,324
      41    IMS Health, Inc. .................................       1,029
      77    Interpublic Group of Cos., Inc. BH................         890
      13    Knight-Ridder, Inc. H.............................         739
      31    Marriott International, Inc. Class A..............       1,953
      68    McGraw-Hill Cos., Inc. ...........................       3,248
       8    Meredith Corp. ...................................         379
      22    Monster Worldwide, Inc. BH........................         676
      46    Moody's Corp. ....................................       2,334
      26    New York Times Co. Class A H......................         782
     443    News Corp. Class A................................       6,911
      69    Novell, Inc. BH...................................         515
      33    Omnicom Group, Inc. ..............................       2,760
      49    Parametric Technology Corp. B.....................         344
      60    Paychex, Inc. ....................................       2,236
      31    Robert Half International, Inc. H.................       1,089
      24    Sabre Holdings Corp. H............................         481
      39    Starwood Hotels & Resorts Worldwide, Inc. H.......       2,252
     617    Sun Microsystems, Inc. B..........................       2,419
      48    Tribune Co. H.....................................       1,627
      62    Unisys Corp. B....................................         409
     200    United Parcel Service, Inc. Class B...............      13,854
      42    Univision Communications, Inc. Class A BH.........       1,106
     287    Viacom, Inc. Class B..............................       9,471
     364    Walt Disney Co. ..................................       8,778
     102    Waste Management, Inc. ...........................       2,910
                                                                ----------
                                                                   121,864
                                                                ----------

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
            TECHNOLOGY -- 22.6%
      21    ADC Telecommunications, Inc. BH...................  $      482
      89    Adobe Systems, Inc. H.............................       2,657
      72    Advanced Micro Devices, Inc. BH...................       1,817
      23    Affiliated Computer Services, Inc. Class A B......       1,239
      89    Agilent Technologies, Inc. B......................       2,928
      69    Alltel Corp. .....................................       4,499
      67    Altera Corp. BH...................................       1,288
      31    American Power Conversion Corp. H.................         800
      67    Analog Devices, Inc. H............................       2,503
      29    Andrew Corp. BH...................................         328
     150    Apple Computer, Inc. B............................       8,052
     294    Applied Materials, Inc. ..........................       4,979
      55    Applied Micro Circuits Corp. B....................         166
     145    AT&T Corp. H......................................       2,873
     332    BellSouth Corp. H.................................       8,721
      39    BMC Software, Inc. B..............................         831
      51    Broadcom Corp. Class A BH.........................       2,402
      24    CenturyTel, Inc. H................................         822
     105    Ciena Corp. B.....................................         276
   1,157    Cisco Systems, Inc. B.............................      20,736
      62    Citizens Communications Co. H.....................         841
      31    Citrix Systems, Inc. BH...........................         774
      84    Computer Associates International, Inc. H.........       2,330
      70    Compuware Corp. B.................................         667
      17    Cooper Industries Ltd. Class A....................       1,162
     266    Corning, Inc. B...................................       5,150
      43    Danaher Corp. ....................................       2,315
     434    Dell, Inc. B......................................      14,836
      37    Dover Corp. ......................................       1,493
      11    Dow Jones & Co., Inc. H...........................         405
      55    Electronic Arts, Inc. B...........................       3,123
     436    EMC Corp. B.......................................       5,644
      75    Emerson Electric Co. .............................       5,371
     140    First Data Corp. .................................       5,584
      22    Fisher Scientific International, Inc. BH..........       1,371
      73    Freescale Semiconductor, Inc. Class B BH..........       1,728
      48    Gateway, Inc. B...................................         129
   1,918    General Electric Co. .............................      64,593
      60    Guidant Corp. ....................................       4,113
     519    Hewlett-Packard Co. ..............................      15,140
   1,103    Intel Corp. ......................................      27,179
     289    International Business Machines Corp. ............      23,168
      33    Intuit, Inc. BH...................................       1,470
      31    Jabil Circuit, Inc. B.............................         962
     298    JDS Uniphase Corp. BH.............................         662
      36    KLA-Tencor Corp. H................................       1,746
      22    L-3 Communications Holdings, Inc. H...............       1,700
      22    Lexmark International, Inc. ADR B.................       1,313
      56    Linear Technology Corp. ..........................       2,086
      66    Lockheed Martin Corp. ............................       4,023
      71    LSI Logic Corp. B.................................         696
     804    Lucent Technologies, Inc. BH......................       2,614
      59    Maxim Integrated Products, Inc. ..................       2,529
      15    Maytag Corp. .....................................         265
      16    Mercury Interactive Corp. BH......................         622
     112    Micron Technology, Inc. BH........................       1,483
   1,667    Microsoft Corp. ..................................      42,897

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
COMMON STOCK -- (CONTINUED)
            TECHNOLOGY -- (CONTINUED)
       9    Millipore Corp. B.................................  $      585
      26    Molex, Inc. ......................................         699
     447    Motorola, Inc. ...................................       9,870
      62    National Semiconductor Corp. .....................       1,633
      34    NCR Corp. B.......................................       1,072
      67    Network Appliance, Inc. BH........................       1,581
      31    NVIDIA Corp. B....................................       1,046
     683    Oracle Corp. B....................................       8,456
      24    PerkinElmer, Inc. ................................         481
      33    PMC -- Sierra, Inc. BH............................         291
      16    QLogic Corp. B....................................         561
     295    Qualcomm, Inc. ...................................      13,201
     276    Qwest Communications International, Inc. B........       1,132
      82    Raytheon Co. .....................................       3,106
      32    Rockwell Collins, Inc. ...........................       1,546
      95    Sanmina-SCI Corp. B...............................         408
     598    SBC Communications, Inc. .........................      14,332
      28    Scientific-Atlanta, Inc. .........................       1,039
      95    Siebel Systems, Inc. .............................         976
     176    Solectron Corp. BH................................         688
     531    Sprint Nextel Corp. H.............................      12,622
     217    Symantec Corp. B..................................       4,913
      44    Symbol Technologies, Inc. ........................         426
      15    Tektronix, Inc. ..................................         386
      81    Tellabs, Inc. B...................................         852
     294    Texas Instruments, Inc. ..........................       9,956
      29    Thermo Electron Corp. B...........................         902
     850    Time Warner, Inc. ................................      15,384
     500    Verizon Communications, Inc. .....................      16,358
      12    Whirlpool Corp. H.................................         917
      63    Xilinx, Inc. .....................................       1,760
     227    Yahoo!, Inc. B....................................       7,678
                                                                ----------
                                                                   455,440
                                                                ----------
            TRANSPORTATION -- 1.0%
      68    Burlington Northern Santa Fe Corp. ...............       4,042
      78    Carnival Corp. ...................................       3,903
      39    CSX Corp. ........................................       1,827
      50    Harley-Davidson, Inc. H...........................       2,407
      73    Norfolk Southern Corp. ...........................       2,969
     125    Southwest Airlines Co. H..........................       1,862
      48    Union Pacific Corp. H.............................       3,420
                                                                ----------
                                                                    20,430
                                                                ----------
            UTILITIES -- 3.6%
     118    AES Corp. BH......................................       1,942
      30    Allegheny Energy, Inc. BH.........................         906
      37    Ameren Corp. H....................................       1,974
      71    American Electric Power Co., Inc. H...............       2,827
     103    Calpine Corp. BH..................................         266

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
            UTILITIES -- (CONTINUED)
      56    CenterPoint Energy, Inc. H........................  $      833
      36    Cinergy Corp. ....................................       1,599
      40    CMS Energy Corp. BH...............................         653
      44    Consolidated Edison, Inc. H.......................       2,146
      32    Constellation Energy Group, Inc. .................       1,984
      62    Dominion Resources, Inc. H........................       5,315
      32    DTE Energy Co. H..................................       1,477
     168    Duke Energy Corp. H...............................       4,889
      52    Dynegy, Inc. B....................................         244
      59    Edison International..............................       2,790
     119    El Paso Corp. H...................................       1,658
      38    Entergy Corp. ....................................       2,794
     121    Exelon Corp. .....................................       6,482
      60    FirstEnergy Corp. ................................       3,112
      71    FPL Group, Inc. ..................................       3,394
      17    Kinder Morgan, Inc. H.............................       1,664
      49    NiSource, Inc. H..................................       1,196
      68    PG&E Corp. .......................................       2,649
      18    Pinnacle West Capital Corp. H.....................         789
      69    PPL Corp. ........................................       2,221
      46    Progress Energy, Inc. H...........................       2,036
      43    Public Service Enterprise Group, Inc. H...........       2,787
     135    Southern Co. H....................................       4,831
      38    TECO Energy, Inc. H...............................         678
      43    TXU Corp. ........................................       4,899
      73    Xcel Energy, Inc. H...............................       1,430
                                                                ----------
                                                                    72,465
                                                                ----------
            Total common stock
              (cost $1,788,645)...............................  $2,006,551
                                                                ----------
PRINCIPAL
 AMOUNT
---------
SHORT-TERM INVESTMENTS -- 14.3%
            FINANCE -- 0.5%
 $ 3,416    BNP Paribas Repurchase Agreement,
              3.25%, 10-3-2005 @..............................  $    3,416
   2,928    RBS Greenwich Repurchase Agreement,
              3.25%, 10-3-2005 @..............................       2,928
   3,924    UBS Warburg Securities, Inc. Repurchase Agreement,
              3.27%, 10-3-2005 @..............................       3,924
                                                                ----------
                                                                    10,268
                                                                ----------
 SHARES
---------
            SECURITIES PURCHASES WITH PROCEEDS FROM SECURITIES
            LENDING -- 13.7%
 275,503    BNY Institutional Cash Reserve Fund...............  $  275,503
                                                                ----------

The accompanying notes are an integral part of this financial statement.

 HARTFORD INDEX HLS FUND

 SEPTEMBER 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL
 AMOUNT
---------
            US GOVERNMENT SECURITIES -- 0.1%
 $ 2,000    US Treasury Bill
              3.43%, 12-15-2005 [ ]...........................  $    1,986
                                                                ----------
            Total short-term investments
              (cost $287,757).................................  $  287,757
                                                                ----------
            TOTAL INVESTMENTS IN SECURITIES
              (COST $2,076,402) O.............................  $2,294,308
            OTHER ASSETS & LIABILITIES........................    (276,535)
                                                                ----------
            TOTAL NET ASSETS..................................  $2,017,773
                                                                ==========

Note:  Percentage of investments as shown is the ratio of the total market value to total net assets.

    U  For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

    B  Currently non-income producing.

    O  At September 30, 2005, the cost of securities for federal income tax purposes is
       $2,088,637 and the aggregate gross unrealized appreciation and depreciation based on that cost was:
       Unrealized appreciation..................................................  $  475,122
       Unrealized depreciation..................................................    (269,451)
                                                                                  ----------
       Net unrealized appreciation..............................................  $  205,671
                                                                                  ==========

    H  Security is fully or partially on loan at September 30, 2005.

    P  Security pledged as initial margin deposit for open futures contracts at September
       30, 2005.

                FUTURES CONTRACTS OPEN AS OF SEPTEMBER 30, 2005

                                                                                                                      UNREALIZED
                                                                                                                     APPRECIATION
                                                            NUMBER OF                                                     AT
DESCRIPTION                                                 CONTRACTS         POSITION          EXPIRATION            9/30/2005
-----------                                                 ---------         --------         -------------         ------------
Standard & Poor's 500                                          44               Long           December 2005            $(102)


       Collateralized by U.S. Treasury Bill, 3.43% due 12/15/2005, with a market value of
       $1,986.

    @  Repurchase agreements collateralized as follows:

                                                                                                                 EXPIRATION
                                                                 SECURITY TYPE             COUPON RATE              DATE
                                                                 -------------             -----------           ----------
BNP Paribas Repurchase Agreement                              U.S. Treasury Bonds            5.25%-8.75%         2017-2029
                                                              U.S. Treasury Note                  12.50%              2014
RBS Greenwich Repurchase Agreement                            U.S. Treasury Bond                  8.875%              2019
                                                              U.S. Treasury Notes          2.375%-12.75%         2006-2010
UBS Warburg Repurchase Agreement                              U.S. Treasury Bonds           5.25%-9.875%         2015-2029
                                                              U.S. Treasury Notes         2.625%-10.625%         2008-2015

The accompanying notes are an integral part of this financial statement.

 HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND

 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                MARKET
 SHARES                                                         VALUE U
--------                                                       ---------
COMMON STOCK -- 98.7%
           AUSTRALIA -- 1.0%
  2,284    Macquarie Airports................................  $   5,728
                                                               ---------
           BRAZIL -- 1.0%
    134    Companhia Vale do Rio Doce ADR....................      5,895
                                                               ---------
           CANADA -- 9.9%
    110    Cameco Corp. H....................................      5,890
    140    EnCana Corp. .....................................      8,148
    388    Petro-Canada......................................     16,249
    182    Research In Motion Ltd. B.........................     12,428
     89    SNC-Lavalin Group, Inc. ..........................      5,782
    177    Talisman Energy, Inc. ............................      8,656
                                                               ---------
                                                                  57,153
                                                               ---------
           CHINA -- 0.7%
  3,508    China Shenhua Energy Co., Ltd. B..................      4,115
                                                               ---------
           FRANCE -- 10.8%
    667    Alcatel S.A. H....................................      8,952
    124    Cie Generale d'Optique Essilor International
             S.A. H..........................................     10,240
    175    Dassault Systemes S.A. H..........................      9,060
     90    LVMH Moet Hennessy Louis Vuitton S.A. H...........      7,441
    162    Publicis Groupe H.................................      5,142
     49    Unibail H.........................................      7,102
    435    Vivendi Universal S.A. H..........................     14,233
                                                               ---------
                                                                  62,170
                                                               ---------
           GERMANY -- 7.5%
     50    Adidas-Salomon AG H...............................      8,726
     69    Allianz AG........................................      9,273
    275    Bayerische Hypo-und Vereinsbank AG................      7,760
    133    Merck KGaA........................................     11,209
     82    Siemens AG........................................      6,342
                                                               ---------
                                                                  43,310
                                                               ---------
           HONG KONG -- 1.8%
  1,091    Esprit Holdings Ltd. .............................      8,155
    234    Hutchison Whampoa Ltd. ...........................      2,425
                                                               ---------
                                                                  10,580
                                                               ---------
           IRELAND -- 0.8%
    106    Ryanair Holdings plc ADR BH.......................      4,826
                                                               ---------
           ISRAEL -- 1.3%
    219    Teva Pharmaceutical Industries Ltd. ADR H.........      7,302
                                                               ---------
           ITALY -- 2.3%
    449    Ente Nazionale Idrocarburi S.p.A. H...............     13,305
                                                               ---------
           JAPAN -- 21.1%
    209    Eisai Co., Ltd. H.................................      8,979
    115    Fanuc Ltd. .......................................      9,329
      1    Japan Tobacco, Inc. H.............................     10,500
     32    Keyence Corp. ....................................      8,184
    422    Komatsu Ltd. H....................................      5,771
    456    Matsushita Electric Industrial Co., Ltd. H........      7,777
    156    Mitsubishi Estate Co., Ltd. ......................      2,146
      2    Mitsubishi UFJ Financial Group, Inc. H............     23,685

                                                                MARKET
 SHARES                                                         VALUE U
--------                                                       ---------
           JAPAN -- (CONTINUED)
     31    Murata Manufacturing Co., Ltd. ...................  $   1,757
    557    Nippon Electric Glass Co., Ltd. H.................     10,108
      5    NTT DoCoMo, Inc. .................................      8,328
    225    Seven-Eleven Japan Co., Ltd. .....................      7,445
    472    Shinsei Bank Ltd. ................................      2,987
    117    Shizuoka Bank Ltd. ...............................      1,211
    196    Toyota Motor Corp. H..............................      9,030
    228    Yamato Transport Co., Ltd. .......................      3,762
                                                               ---------
                                                                 120,999
                                                               ---------
           LUXEMBOURG -- 2.3%
    530    Citigroup Global Certificate -- Bharti
             Televentures M..................................      4,206
    591    SES Global S.A. ..................................      9,299
                                                               ---------
                                                                  13,505
                                                               ---------
           MEXICO -- 1.9%
    156    Grupo Televisa S.A. ADR...........................     11,208
                                                               ---------
           NETHERLANDS -- 3.1%
    121    European Aeronautic Defence and Space Co.
             N.V. H..........................................      4,285
    125    Royal Numico N.V. B...............................      5,492
    180    TomTom N.V. B.....................................      8,135
                                                               ---------
                                                                  17,912
                                                               ---------
           SOUTH AFRICA -- 1.1%
    162    Sasol Ltd. .......................................      6,278
                                                               ---------
           SOUTH KOREA -- 2.5%
      8    Bunka Shutter Co., Ltd. ..........................      4,451
    121    L.G. Philips LCD Co., Ltd. BH.....................      5,004
     88    SK Corp. .........................................      5,101
                                                               ---------
                                                                  14,556
                                                               ---------
           SPAIN -- 1.6%
    519    Banco Bilbao Vizcaya Argentaria S.A. H............      9,107
                                                               ---------
           SWEDEN -- 1.4%
  2,179    Telefonaktiebolaget LM Ericsson...................      8,013
                                                               ---------
           SWITZERLAND -- 10.7%
    308    Credit Suisse Group H.............................     13,671
     23    Kuehne & Nagel International AG...................      5,813
     29    Nestle S.A. ......................................      8,637
     80    Roche Holding AG..................................     11,070
    151    Swatch Group AG...................................      6,487
    128    UBS AG H..........................................     10,933
    182    Xstrata plc H.....................................      4,734
                                                               ---------
                                                                  61,345
                                                               ---------
           TAIWAN -- 3.0%
    687    AU Optronics Corp. ADR............................      8,902
  7,442    Chi Mei Optoelectronics Corp. ....................      8,264
                                                               ---------
                                                                  17,166
                                                               ---------
           UNITED KINGDOM -- 12.9%
    184    AstraZeneca plc...................................      8,619
  2,724    Carphone Warehouse Group plc......................      9,557

The accompanying notes are an integral part of this financial statement.

 HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND

 SEPTEMBER 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                MARKET
 SHARES                                                         VALUE U
--------                                                       ---------
COMMON STOCK -- (CONTINUED)
           UNITED KINGDOM -- (CONTINUED)
  3,140    EMI Group plc.....................................  $  13,416
  1,094    Kesa Electricals plc..............................      4,927
    332    Reckitt Benckiser plc.............................     10,118
    181    Rio Tinto plc.....................................      7,420
    683    Standard Chartered plc............................     14,760
  1,922    Vodafone Group plc................................      5,001
                                                               ---------
                                                                  73,818
                                                               ---------
           Total common stock
             (cost $513,215).................................  $ 568,291
                                                               ---------
PRINCIPAL
 AMOUNT
---------
SHORT-TERM INVESTMENTS -- 25.7%
            UNITED STATES -- 0.82%
 $   205    Bank of America Mortgage Joint Repurchase
              Agreement,
              3.25%, 10-3-2005 @..............................  $     205
     853    Bank of America TriParty Mortgage Joint Repurchase
              Agreement,
              3.87%, 10-3-2005 @..............................        853
     421    Deutsche Bank Joint Repurchase Agreement,
              3.78%, 10-3-2005 @..............................        421
     444    J.P. Morgan Chase TriParty Mortgage Joint
              Repurchase Agreement,
              3.87%, 10-3-2005 @..............................        444
     795    Morgan Stanley TriParty Joint Repurchase
              Agreement,
              3.85%, 10-3-2005 @..............................        795
   1,519    UBS Securities, LLC Joint Repurchase Agreement,
              3.90%, 10-3-2005 @..............................      1,519
                                                                ---------
                                                                    4,237
                                                                ---------
 SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITIES
            LENDING -- 24.9%

                                                                MARKET
 SHARES                                                         VALUE #
--------                                                       ---------
143,461    Navigator Prime Portfolio.........................  $ 143,461
                                                               ---------
           Total short-term investments
             (cost $147,698).................................  $ 147,698
                                                               ---------
           TOTAL INVESTMENTS IN SECURITIES
             (COST $660,913) O...............................  $ 715,989
           OTHER ASSETS & LIABILITIES........................   (140,390)
                                                               ---------
           TOTAL NET ASSETS..................................  $ 575,599
                                                               =========

Note:  Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 98.73% of total net assets at September 30, 2005.

       Security valued in good faith at fair value by, or under the direction of, the
       Funds' Board of Directors. The aggregate value of these securities at September 30,
       2005, was $449,104, which represents 78.02% of total net assets.

    U  For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

    B  Currently non-income producing.

    O  At September 30, 2005, the cost of securities for federal income tax purposes is
       $662,140 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation..................................................  $62,941
       Unrealized depreciation..................................................   (9,092)
                                                                                  -------
       Net unrealized appreciation..............................................  $53,849
                                                                                  =======


    M  Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to qualified institutional buyers.
       Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at September 30,
       2005, was $4,206, which represents 0.73% of total net assets.

    H  Security is fully or partially on loan at September 30, 2005.

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

      FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT SEPTEMBER 30, 2005

                                                                                                                     UNREALIZED
                                                                 MARKET         CONTRACT         DELIVERY           APPRECIATION
DESCRIPTION                                  TRANSACTION         VALUE           AMOUNT            DATE            (DEPRECIATION)
-----------                                  -----------         ------         --------         ---------         --------------
Australian Dollar                               Sell             $ 171           $  171          10-6-2005              $@@
Canadian Dollar                                 Sell               590              590          10-3-2005               @@
Swiss Franc                                     Sell              3147             3149          10-3-2005                2
Euro                                            Sell               965              966          10-4-2005                1
Euro                                            Sell               456              456          10-5-2005               @@
British Pound                                    Buy               521              521          10-3-2005               @@
British Pound                                   Sell               346              346          10-4-2005               @@
Hong Kong Dollars                                Buy              1097             1096          10-3-2005                1
Hong Kong Dollars                                Buy               485              486          10-4-2005               (1)
Japanese Yen                                     Buy               818              820          10-3-2005               (2)
Japanese Yen                                     Buy               743              745          10-3-2005               (2)
Japanese Yen                                     Buy              1006             1009          10-4-2005               (3)
Japanese Yen                                     Buy               267              268          10-5-2005               (1)
South Africa Rand                                Buy               413              412          10-3-2005                1
South Africa Rand                                Buy               714              704          10-4-2005               10
                                                                                                                        ---
                                                                                                                        $ 6
                                                                                                                        ===

 @ Repurchase agreements collateralized as follows:

                                                                                                                    EXPIRATION
                                                                      SECURITY TYPE            COUPON RATE             DATE
                                                                      -------------            ------------         ----------
      Bank of America TriParty Joint Repurchase Agreement           FNMA                              5.00%              2035
      Bank of America Joint Repurchase Agreement                    U.S. Treasury Note               3.375%              2009
      Deutsche Bank Joint Repurchase Agreement                      FHLMC                       4.00%-7.00%         2018-2034
                                                                    FNMA                        4.00%-6.00%         2018-2035
      J. P. Morgan Chase Tri Party Mortgage Joint Repurchase
        Agreement                                                   FNMA                        5.00%-6.00%         2025-2035
      Morgan Stanley TriParty Joint Repurchase Agreement            FHLMC                       4.50%-7.00%         2005-2020
                                                                    FNMA                        4.00%-6.00%         2013-2035
      UBS Securities, Inc. Joint Repurchase Agreement               FHLMC                      4.00%-13.50%         2007-2035
                                                                    FNMA                       4.00%-10.00%         2006-2035

 @@Due to the presentation of the financial statements in thousands, the number of shares and/or dollars round to zero.

The accompanying notes are an integral part of this financial statement.

 HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND

 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2005(UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
COMMON STOCK -- 95.6%
            AUSTRALIA -- 2.0%
     761    Publishing & Broadcasting Ltd. H..................  $    9,575
   2,266    Santos Ltd. ......................................      21,554
                                                                ----------
                                                                    31,129
                                                                ----------
            AUSTRIA -- 0.8%
     290    Wienerberger......................................      11,418
                                                                ----------
            BRAZIL -- 2.2%
     467    Companhia Vale do Rio Doce ADR....................      20,500
     171    Petroleo Brasileiro S.A. ADR H....................      12,189
                                                                ----------
                                                                    32,689
                                                                ----------
            CANADA -- 7.5%
     475    Alcan, Inc. ......................................      15,054
     259    Cameco Corp. H....................................      13,851
     597    Canadian Pacific Railway Ltd. H...................      25,685
     322    Fairmont Hotels & Resorts, Inc. ..................      10,748
     419    Petro-Canada......................................      17,555
     122    Research In Motion Ltd. B.........................       8,317
     477    Talisman Energy, Inc. ............................      23,324
                                                                ----------
                                                                   114,534
                                                                ----------
            CHINA -- 0.7%
   9,598    China Shenhua Energy Co., Ltd. B..................      11,259
                                                                ----------
            DENMARK -- 1.0%
     249    Carlsberg A/S Class B H...........................      14,580
                                                                ----------
            FRANCE -- 12.8%
      59    Air Liquide H.....................................      10,815
     585    Alcatel S.A. .....................................       7,844
     214    Cie Generale d'Optique Essilor International
              S.A. H..........................................      17,691
     514    Credit Agricole S.A. .............................      15,078
     212    LVMH Moet Hennessy Louis Vuitton S.A. H...........      17,467
     315    PSA Peugeot Citroen H.............................      21,488
     323    Sanofi-Aventis S.A. H.............................      26,766
     160    Total S.A. H......................................      43,600
      74    Unibail...........................................      10,710
     694    Vivendi Universal S.A. ...........................      22,719
                                                                ----------
                                                                   194,178
                                                                ----------
            GERMANY -- 4.4%
     832    Bayerische Hypo-und Vereinsbank AG................      23,469
   1,003    Deutsche Telekom AG H.............................      18,285
     274    E.ON AG...........................................      25,169
                                                                ----------
                                                                    66,923
                                                                ----------
            GREECE -- 0.6%
     288    OPAP S.A. M.......................................       8,963
                                                                ----------
            HONG KONG -- 1.7%
   1,958    Esprit Holdings Ltd. .............................      14,639
   1,090    Sun Hung Kai Properties Ltd. .....................      11,325
                                                                ----------
                                                                    25,964
                                                                ----------
            HUNGARY -- 0.5%
      66    Mol Magyr Olaj-Es Gazipari........................       7,271
                                                                ----------
            INDIA -- 0.7%
     175    Infosys Technologies Ltd. ........................      10,043
                                                                ----------

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
            IRELAND -- 0.8%
     513    Ryanair Holdings plc B............................  $    4,165
     167    Ryanair Holdings plc ADR B........................       7,581
                                                                ----------
                                                                    11,746
                                                                ----------
            ITALY -- 1.3%
   2,064    Banca Intesa S.p.A. ..............................       9,634
   1,032    Geox S.p.A. ......................................      10,303
                                                                ----------
                                                                    19,937
                                                                ----------
            JAPAN -- 19.7%
     294    Astellas Pharma, Inc. ............................      11,100
     448    Canon, Inc. ......................................      24,302
     447    Daiichi Sankyo Co., Ltd. .........................       9,155
       3    East Japan Railway Co. ...........................      17,146
     514    Eisai Co., Ltd. ..................................      22,030
     400    Electric Power Development Co., Ltd. M............      13,352
     112    Japan Petroleum Exploration Co., Ltd. ............       5,992
       1    Japan Tobacco, Inc. ..............................      19,043
      61    Keyence Corp. ....................................      15,358
     717    Mitsubishi UFJ Securities Co., Ltd................       8,055
       6    Nippon Telegraph & Telephone Corp. ...............      27,440
     162    Promise Co., Ltd. ................................      12,043
     426    Seven-Eleven Japan Co., Ltd. .....................      14,110
     207    Takeda Pharmaceutical Co., Ltd. ..................      12,380
     239    Takefuji Corp. ...................................      18,669
     239    Terumo Corp. .....................................       7,713
     535    Toyota Motor Corp. ...............................      24,700
       5    UFJ Holdings, Inc. ...............................      36,652
                                                                ----------
                                                                   299,240
                                                                ----------
            MEXICO -- 1.0%
     207    Fomento Economico Mexicano S.A. de C.V. ADR.......      14,480
                                                                ----------
            NETHERLANDS -- 3.1%
     295    European Aeronautic Defence and Space Co.
              N.V. H..........................................      10,468
     686    Koninklijke (Royal) Philips Electronics N.V. .....      18,305
   2,214    Koninklijke Ahold N.V. B..........................      16,795
      68    Royal Dutch Shell plc Class A.....................       2,255
                                                                ----------
                                                                    47,823
                                                                ----------
            POLAND -- 0.6%
     469    Polski Koncern Naftowy Orlen S.A. ................       9,608
                                                                ----------
            RUSSIA -- 2.1%
     168    Mining and Metallurgical Co. Norilsk Nickel
              ADR H...........................................      13,307
     443    Mobile Telesystems OJSC ADR.......................      18,009
                                                                ----------
                                                                    31,316
                                                                ----------
            SOUTH KOREA -- 1.8%
      17    Bunka Shutter Co., Ltd. ..........................       9,724
     306    SK Corp. .........................................      17,673
                                                                ----------
                                                                    27,397
                                                                ----------
            SPAIN -- 2.1%
   1,784    Banco Bilbao Vizcaya Argentaria S.A. .............      31,303
                                                                ----------
            SWEDEN -- 0.9%
   3,708    Telefonaktiebolaget LM Ericsson H.................      13,637
                                                                ----------

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
COMMON STOCK -- (CONTINUED)
            SWITZERLAND -- 9.3%
     334    Credit Suisse Group...............................  $   14,809
     196    Nestle S.A. ......................................      57,431
     191    Roche Holding AG..................................      26,507
     342    UBS AG............................................      29,111
      82    Zurich Financial Services AG......................      13,914
                                                                ----------
                                                                   141,772
                                                                ----------
            TAIWAN -- 3.5%
   1,626    AU Optronics Corp. ADR............................      21,073
  10,766    Chi Mei Optoelectronics Corp. ....................      11,956
   1,101    Chunghwa Telecom Co., Ltd. ADR....................      20,380
                                                                ----------
                                                                    53,409
                                                                ----------
            UNITED KINGDOM -- 13.2%
     763    AstraZeneca plc...................................      35,659
   1,581    Aviva plc.........................................      17,380
   1,314    BHP Billiton plc..................................      21,237
     243    Centrica plc......................................       1,056
   2,688    EMI Group plc.....................................      11,484
     732    Enterprise Inns plc...............................      10,894
     408    Imperial Tobacco Group plc........................      11,723
     756    Reckitt Benckiser plc.............................      23,047
     370    Rio Tinto plc.....................................      15,168
     526    Royal Bank of Scotland Group plc..................      14,931
   8,879    Vodafone Group plc................................      23,101
   1,592    WPP Group plc.....................................      16,238
                                                                ----------
                                                                   201,918
                                                                ----------
            UNITED STATES -- 1.3%
     227    Schlumberger Ltd. ................................      19,154
                                                                ----------
            Total common stock
              (cost $1,279,358)...............................  $1,451,691
                                                                ----------
PRINCIPAL
 AMOUNT
---------
SHORT-TERM INVESTMENTS -- 10.5%
            UNITED STATES -- 3.2%
 $ 2,312    Bank of America Mortgage Joint Repurchase
              Agreement,
              3.25%, 10-3-2005 @..............................  $    2,312
   9,641    Bank of America TriParty Mortgage Joint Repurchase
              Agreement,
              3.87%, 10-3-2005 @..............................       9,641
   4,753    Deutsche Bank Joint Repurchase Agreement,
              3.78%, 10-3-2005 @..............................       4,753
   5,017    J.P. Morgan Chase TriParty Mortgage Joint
              Repurchase Agreement,
              3.87%, 10-3-2005 @..............................       5,017
   8,980    Morgan Stanley TriParty Joint Repurchase
              Agreement,
              3.85%, 10-3-2005 @..............................       8,980
  17,165    UBS Securities, LLC Joint Repurchase Agreement,
              3.90%, 10-3-2005 @..............................      17,165
                                                                ----------
                                                                    47,868
                                                                ----------

 SHARES
---------
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITIES
            LENDING -- 7.3%
 111,191    BNY Institutional Cash Reserve Fund...............  $  111,191
                                                                ----------
            Total short-term investments
              (cost $159,059).................................  $  159,059
                                                                ----------
            TOTAL INVESTMENTS IN SECURITIES
              (COST $1,438,417)O..............................  $1,610,750
            OTHER ASSETS & LIABILITIES........................     (92,235)
                                                                ----------
            TOTAL NET ASSETS..................................  $1,518,515
                                                                ==========

Note:  Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 94.34% of total net assets at September 30, 2005.

       Security valued in good faith at fair value by, or under the direction of, the Funds'
       Board of Directors. The aggregate value of these securities at September 30, 2005, was $1,153,703, which represents 75.98% of total net assets.

    U  For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

    B  Currently non-income producing.

    O  At September 30, 2005, the cost of securities for federal income tax purposes is
       $1,439,787 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation..................................................  $  189,767
       Unrealized depreciation..................................................     (18,804)
                                                                                  ----------
       Net unrealized appreciation..............................................  $  170,963
                                                                                  ==========

    M  Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at September 30, 2005, was $22,315, which represents 1.47% of total net assets.

    H  Security is fully or partially on loan at September 30, 2005.

The accompanying notes are an integral part of this financial statement.

 HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND

 SEPTEMBER 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

      FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT SEPTEMBER 30, 2005

                                                                                                                     UNREALIZED
                                                                MARKET         CONTRACT          DELIVERY           APPRECIATION
DESCRIPTION                                 TRANSACTION         VALUE           AMOUNT             DATE            (DEPRECIATION)
-----------                                 -----------         ------         --------         ----------         --------------
Canadian Dollar                               Buy               $ 316           $  313          10-3-2005               $ 3
Canadian Dollar                              Sell               1,339            1,329          10-4-2005               (10)
Canadian Dollar                              Sell                 557              557          10-5-2005                @@
Euro                                          Buy               4,666            4,674          10-3-2005                (8)
Euro                                          Buy               2,219            2,222          10-3-2005                (3)
Euro                                          Buy               1,650            1,653          10-4-2005                (3)
Euro                                          Buy                 465              465          10-4-2005                @@
Euro                                          Buy                 602              602          10-5-2005                @@
British Pound                                Sell               2,385            2,388          10-3-2005                 3
British Pound                                Sell               5,186            5,179          10-4-2005                (7)
British Pound                                Sell               1,794            1,794          10-5-2005                @@
British Pound                                Sell               9,024            8,961          10-19-2005              (63)
Japanese Yen                                  Buy                 433              434          10-3-2005                (1)
Japanese Yen                                  Buy                 489              490          10-3-2005                (1)
Japanese Yen                                  Buy               1,666            1,673          10-4-2005                (7)
Japanese Yen                                 Sell               6,997            7,012          10-5-2005                15
Swiss Franc                                  Sell               9,087            9,169          10-19-2005               82
                                                                                                                        ---
                                                                                                                        $@@
                                                                                                                        ===


    @  Repurchase agreements collateralized as follows:

                                                                                                                    EXPIRATION
                                                                      SECURITY TYPE            COUPON RATE             DATE
                                                                      -------------            -----------          ----------
      Bank of America TriParty Joint Repurchase Agreement           FNMA                              5.00%              2035
      Bank of America Joint Repurchase Agreement                    U.S. Treasury Note               3.375%              2009
      Deutsche Bank Joint Repurchase Agreement                      FHLMC                       4.00%-7.00%         2018-2034
                                                                    FNMA                        4.00%-6.00%         2018-2035
      J. P. Morgan Chase Tri Party Mortgage Joint Repurchase
        Agreement                                                   FNMA                        5.00%-6.00%         2025-2035
      Morgan Stanley TriParty Joint Repurchase Agreement            FHLMC                       4.50%-7.00%         2005-2020
                                                                    FNMA                        4.00%-6.00%         2013-2035
      UBS Securities, Inc. Joint Repurchase Agreement               FHLMC                      4.00%-13.50%         2007-2035
                                                                    FNMA                       4.00%-10.00%         2006-2035


   @@  Due to the presentation of the financial statements in thousands, the number of shares and/or dollars round to zero.

The accompanying notes are an integral part of this financial statement.

 HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND

 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
COMMON STOCK -- 96.1%
            AUSTRALIA -- 4.6%
  1,258     Adsteam Marine Ltd................................  $  1,725
    451     AWB Ltd. H........................................     1,752
    726     Harvey Norman Holdings Ltd. H.....................     1,553
    144     Leighton Holdings Ltd. H..........................     1,568
    651     Mirvac Group H....................................     2,006
    918     PaperlinX Ltd. H..................................     2,217
                                                                --------
                                                                  10,821
                                                                --------
            BERMUDA -- 0.5%
     30     Willis Group Holdings Ltd. H......................     1,119
                                                                --------
            BRAZIL -- 0.9%
    144     Brasil Telecom S.A. ADR H.........................     2,058
                                                                --------
            CHINA -- 1.9%
  2,859     Beijing Capital International Airport Co., Ltd.
              Class H.........................................     1,255
  4,756     China Oilfield Services Ltd. H....................     1,965
  1,533     Yanzhou Coal Mining Co., Ltd. H...................     1,218
                                                                --------
                                                                   4,438
                                                                --------
            DENMARK -- 1.9%
     55     Carlsberg A/S Class B.............................     3,240
     52     Vestas Wind Systems A/S B.........................     1,256
                                                                --------
                                                                   4,496
                                                                --------
            FINLAND -- 1.0%
    433     M-real Oyj........................................     2,350
                                                                --------
            FRANCE -- 9.0%
     88     Alstom RGPT B.....................................     4,169
     16     Bacou-Dalloz......................................     1,519
     49     BioMerieux........................................     2,542
     19     Cegedim S.A.......................................     1,811
     66     Dassault Systemes S.A. H..........................     3,423
    114     M6-Metropole Television H.........................     2,887
  1,088     Rhodia S.A. H.....................................     2,215
     68     Sodexho Alliance S.A. H...........................     2,583
                                                                --------
                                                                  21,149
                                                                --------
            GERMANY -- 6.3%
     94     Comdirect Bank AG H...............................       750
    102     ELMOS Semiconductor AG H..........................     1,372
    233     GEA Group AG......................................     2,659
     32     Heidelberger Druckmaschinen AG....................     1,081
     77     KarstadtQuelle AG H...............................     1,043
    156     Kontron AG B......................................     1,241
     67     MLP AG H..........................................     1,404
    114     MTU Aero Engines Holding AG BHM...................     3,565
    114     SGL Carbon AG B...................................     1,683
                                                                --------
                                                                  14,798
                                                                --------
            GREECE -- 0.9%
    574     Aktor S.A. Technical Co...........................     2,184
                                                                --------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
            HONG KONG -- 0.5%
  2,391     COSCO Holdings M..................................  $  1,156
  3,088     Far East Pharmaceutical Technology Co., Ltd. BH...        @@
                                                                --------
                                                                   1,156
                                                                --------
            INDIA -- 0.1%
     11     Dr. Reddy's Laboratories Ltd. ADR.................       208
                                                                --------
            ITALY -- 4.6%
  1,048     AEM S.p.A. H......................................     2,269
    253     Brembo S.p.A. H...................................     1,930
     69     Caltagirone Editore S.p.A.........................       630
     97     Permasteelisa S.p.A...............................     1,522
  1,152     Sorin S.p.A. BH...................................     3,176
     21     Tod's S.p.A.......................................     1,255
                                                                --------
                                                                  10,782
                                                                --------
            JAPAN -- 27.9%
    206     77 Bank Ltd. H....................................     1,518
     81     Coca-Cola West Japan Co., Ltd. H..................     1,806
     68     Disco Corp. H.....................................     2,815
     42     Enplas Corp.......................................     1,162
     67     FamilyMart Co., Ltd...............................     2,029
    260     Fuji Fire & Marine Insurance Co., Ltd.............       999
     49     Futaba Corp./Chiba H..............................     1,234
    282     Gunma Bank Ltd....................................     1,813
     27     Hakuhodo DY Holdings, Inc.........................     1,786
     48     Hamamatsu Photonics K.K...........................     1,100
     42     Hogy Medical Co., Ltd. H..........................     2,215
     84     Japan Petroleum Exploration Co., Ltd. H...........     4,482
      3     Jupiter Telecommunications Co., Ltd. B............     2,562
    144     Kobayashi Pharmaceutical Co., Ltd.................     4,876
    112     Komori Corp. H....................................     1,996
     56     Milbon Co., Ltd...................................     1,982
    266     Minebea Co., Ltd. H...............................     1,099
    419     Mochida Pharmaceutical Co., Ltd. H................     2,950
    319     Morinaga & Co., Ltd...............................       886
     52     OBIC Business Consultants Ltd.....................     2,377
     13     OBIC Co., Ltd.....................................     2,232
     19     Point, Inc........................................       946
     23     Ryohin Keikaku Co., Ltd...........................     1,472
    555     Shinko Securities Co., Ltd........................     2,070
    118     Shionogi & Co., Ltd...............................     1,612
    729     Sumitomo Osaka Cement Co., Ltd....................     2,336
     80     Taiyo Ink Manufacturing Co., Ltd..................     2,902
     57     Tokyo Ohka Kogyo Co., Ltd.........................     1,410
    192     Toppan Forms Co., Ltd. H..........................     2,374
    123     Union Tool Co. H..................................     4,285
    179     Uny Co., Ltd. ....................................     2,360
                                                                --------
                                                                  65,686
                                                                --------
            LIECHTENSTEIN -- 0.6%
      9     Verwalt & Privat-Bank AG..........................     1,453
                                                                --------
            MALAYSIA -- 1.8%
    906     Resorts World Berhad..............................     2,644
  1,047     YTL Corp. Berhad..................................     1,527
                                                                --------
                                                                   4,171
                                                                --------

The accompanying notes are an integral part of this financial statement.

 HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND

 SEPTEMBER 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
COMMON STOCK -- (CONTINUED)
            NETHERLANDS -- 4.0%
    761     Hagemeyer N.V.B H.................................  $  2,250
    178     Qiagen N.V. BH....................................     2,320
     62     Unit 4 Agresso N.V. B.............................     1,050
    199     Wolters Kluwer N.V................................     3,697
                                                                --------
                                                                   9,317
                                                                --------
            NEW ZEALAND -- 0.1%
    335     Air New Zealand Ltd...............................       267
                                                                --------
            RUSSIA -- 0.6%
     54     NovaTek OAO BZ....................................     1,294
                                                                --------
            SOUTH AFRICA -- 1.5%
    148     Harmony Gold Mining Co., Ltd. B...................     1,643
     16     Impala Platinum Holdings Ltd......................     1,833
                                                                --------
                                                                   3,476
                                                                --------
            SOUTH KOREA -- 0.8%
     74     KT Freetel Co., Ltd...............................     1,849
                                                                --------
            SWEDEN -- 2.0%
    126     Munters AB........................................     2,972
    346     Teleca AB Class B B...............................     1,745
                                                                --------
                                                                   4,717
                                                                --------
            SWITZERLAND -- 3.8%
     27     Bachem Holding AG Class B.........................     1,613
     53     Baloise Holding AG................................     2,691
     40     Ciba Specialty Chemicals AG.......................     2,362
     26     Ems-Chemie Holding AG.............................     2,276
                                                                --------
                                                                   8,942
                                                                --------
            THAILAND -- 1.6%
  7,322     Krung Thai Bank Public Co., Ltd...................     1,891
 17,622     TMB Bank Public Co., Ltd. B.......................     1,827
                                                                --------
                                                                   3,718
                                                                --------
            UNITED KINGDOM -- 19.2%
    209     Amvescap plc......................................     1,356
    365     Benfield Group plc................................     1,995
    163     Cambridge Antibody Technology Group plc B.........     2,141
    438     Cattles plc.......................................     2,316
  1,689     Dimension Data Holdings plc B.....................     1,115
    206     EMAP plc..........................................     2,993
    476     EMI Group plc.....................................     2,032
    194     FirstGroup plc....................................     1,126
    934     FKI plc...........................................     1,840
    623     GCAP Media plc....................................     3,530
    342     Hiscox plc........................................     1,205
    546     Jardine Lloyd Thompson Group plc..................     4,124
     81     Lonmin plc........................................     1,863
    165     Luminar plc.......................................     1,396
    262     Misys plc.........................................       932
    720     Northern Foods plc................................     1,945
    186     Premier Farnell plc...............................       495
    599     Rentokil Initial plc H............................     1,750
    398     RHM plc B.........................................     2,156
  1,911     Royal & Sun Alliance Insurance Group plc..........     3,272
    367     SSL International plc.............................     1,748

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
            UNITED KINGDOM -- (CONTINUED)
    174     SurfControl plc B.................................  $  1,362
     22     Ultra Electronics Holdings plc....................       364
    515     Yule Catto & Co. plc..............................     2,392
                                                                --------
                                                                  45,448
                                                                --------
            Total common stock
              (cost $214,698).................................  $225,897
                                                                --------
PRINCIPAL
AMOUNT
---------
SHORT-TERM INVESTMENTS -- 21.9%
            UNITED STATES -- 3.5%
 $  394     Bank of America Mortgage Joint Repurchase
              Agreement,
              3.25%, 10-3-2005 @..............................  $    394
  1,640     Bank of America TriParty Mortgage Joint Repurchase
              Agreement,
              3.87%, 10-3-2005 @..............................     1,640
    809     Deutsche Bank Joint Repurchase Agreement,
              3.78%, 10-3-2005@...............................       809
    853     J.P. Morgan Chase TriParty Mortgage Joint
              Repurchase Agreement,
              3.87%, 10-3-2005 @..............................       853
  1,528     Morgan Stanley TriParty Joint Repurchase
              Agreement,
              3.85%, 10-3-2005 @..............................     1,528
  2,920     UBS Securities, LLC Joint Repurchase Agreement,
              3.90%, 10-3-2005 @..............................     2,920
                                                                --------
                                                                   8,144
                                                                --------
SHARES
---------
            SECURITIES PURCHASES WITH PROCEEDS FROM SECURITIES
            LENDING -- 18.4%
 43,205     Navigator Prime Portfolio.........................    43,205
                                                                --------
            Total short-term investments
              (cost $51,349)..................................  $ 51,349
                                                                --------
            TOTAL INVESTMENTS IN SECURITIES
              (COST $266,047) O...............................  $277,046
            OTHER ASSETS & LIABILITIES........................   (42,042)
                                                                --------
            TOTAL NET ASSETS..................................  $235,004
                                                                ========

Note:  Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 96.13% of total net assets at September 30, 2005.

       Security valued in good faith at fair value by, or under the direction of, the
       Funds' Board of Directors. The aggregate value of these securities at September 30,
       2005, was $207,789, which represents 88.42% of total net assets.

    U  For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------


    B  Currently non-income producing.

    O  At September 30, 2005, the cost of securities for federal income tax purposes is
       $266,647 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation..................................................  $16,544
       Unrealized depreciation..................................................   (6,145)
                                                                                  -------
       Net unrealized appreciation..............................................  $10,399
                                                                                  =======

    M  Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to qualified institutional buyers.
       Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at September 30,
       2005, was $4,721, which represents 2.01% of total net assets.

    Z  Securities contain some restrictions as to public resale. These securities comply with Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, and are determined to be liquid. At September 30, 2005, the market value of these securities amounted to
       $1,294 or 0.55% of net assets.

    H  Security is fully or partially on loan at September 30, 2005.

The accompanying notes are an integral part of this financial statement.

 HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND

 SEPTEMBER 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

      FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT SEPTEMBER 30, 2005

                                                                                                                     UNREALIZED
                                                                MARKET         CONTRACT          DELIVERY           APPRECIATION
DESCRIPTION                                TRANSACTIONS         VALUE           AMOUNT             DATE            (DEPRECIATION)
-----------                                ------------         ------         --------         ----------         --------------
Australian Dollar                              Sell             $8,052          $7,836          11-30-2005             $ (216)
British Pounds                                 Buy              1,644            1,642          10-4-2005                   2
British Pounds                                 Buy              3,783            3,755          11-30-2005                 29
British Pounds                                 Buy              3,661            3,617          11-30-2005                 44
British Pounds                                 Buy              4,227            4,203          11-30-2005                 24
British Pounds                                 Buy              2,040            2,003          11-30-2005                 37
British Pounds                                 Buy              1,371            1,378          3-31-2006                  (8)
British Pounds                                 Buy              4,722            4,750          11-30-2005                (28)
British Pounds                                 Buy                 32               32          6-12-2006                  @@
British Pounds                                 Buy              2,158            2,165          11-30-2005                 (6)
British Pounds                                 Buy              6,229            6,239          6-12-2006                 (10)
British Pounds                                 Sell               163              163          10-3-2005                  @@
British Pounds                                 Sell               196              196          10-5-2005                  @@
British Pounds                                 Sell             2,771            2,967          11-30-2005                196
British Pounds                                 Sell             7,322            7,870          11-30-2005                548
British Pounds                                 Sell             8,336            8,984          11-30-2005                648
British Pounds                                 Sell             1,370            1,448          3-31-2006                  78
British Pounds                                 Sell             6,262            6,468          6-12-2006                 206
British Pounds                                 Sell             2,158            2,164          11-30-2005                  6
Euro                                           Buy                902              904          10-3-2005                  (2)
Euro                                           Buy                124              125          10-3-2005                  (1)
Euro                                           Buy              1,040            1,036          11-30-2005                  3
Euro                                           Buy              6,154            6,288          11-30-2005               (134)
Euro                                           Buy              4,557            4,574          11-30-2005                (18)
Euro                                           Buy              5,749            5,772          11-30-2005                (23)
Euro                                           Sell                38               38          10-4-2005                  @@
Euro                                           Sell               889              890          10-5-2005                   1
Euro                                           Sell             1,807            2,005          11-30-2005                198
Euro                                           Sell             9,946           11,034          11-30-2005              1,088
Euro                                           Sell             2,366            2,626          11-30-2005                260
Euro                                           Sell             3,382            3,765          11-30-2005                383
Japanese Yen                                   Buy                737              739          10-3-2005                  (2)
Japanese Yen                                   Buy              1,190            1,193          10-3-2005                  (3)
Japanese Yen                                   Buy                448              450          10-4-2005                  (2)
Japanese Yen                                   Sell               306              307          10-5-2005                   1
New Zealand Dollar                             Sell             2,444            2,416          10-31-2005                (28)
New Zealand Dollar                             Sell             2,430            2,425          10-31-2005                 (5)
New Zealand Dollar                             Sell             2,132            2,250          10-31-2005                118
South African Rand                             Sell             1,792            1,840          3-17-2006                  48
South African Rand                             Sell               326              326          10-7-2005                  @@
Thailand Baht                                  Buy                539              538          10-3-2005                   1
                                                                                                                       ------
                                                                                                                       $3,432
                                                                                                                       ======

@ Repurchase agreements collateralized as follows:

                                                                SECURITY TYPE            COUPON RATE          EXPIRATION DATE
                                                                -------------            ------------         ---------------
Bank of America TriParty Joint Repurchase Agreement           FNMA                              5.00%                 2035
Bank of America Joint Repurchase Agreement                    U.S. Treasury Note               3.375%                 2009
Deutsche Bank Joint Repurchase Agreement                      FHLMC                       4.00%-7.00%            2018-2034
                                                              FNMA                        4.00%-6.00%            2018-2035
J. P. Morgan Chase Tri Party Mortgage Joint Repurchase
  Agreement                                                   FNMA                        5.00%-6.00%            2025-2035
Morgan Stanley TriParty Joint Repurchase Agreement            FHLMC                       4.50%-7.00%            2005-2020
                                                              FNMA                        4.00%-6.00%            2013-2035
UBS Securities, Inc. Joint Repurchase Agreement               FHLMC                      4.00%-13.50%            2007-2035
                                                              FNMA                       4.00%-10.00%            2006-2035

@@ Due to the presentation of the financial statements in thousands, the number of shares and/or dollars round to zero.

The accompanying notes are an integral part of this financial statement.

 HARTFORD MIDCAP HLS FUND

 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
COMMON STOCK -- 94.3%
            BASIC MATERIALS -- 4.2%
     226    Alliant Techsystems, Inc. B.......................  $   16,886
     806    Cameco Corp. .....................................      43,132
     555    Precision Castparts Corp. ........................      29,486
     461    Rohm & Haas Co. H.................................      18,959
                                                                ----------
                                                                   108,463
                                                                ----------
            CONSUMER CYCLICAL -- 18.3%
     417    Abercrombie & Fitch Co. Class A...................      20,802
     400    Aeropostale, Inc. BH..............................       8,500
     383    Barnes & Noble, Inc. .............................      14,432
     383    BorgWarner, Inc. .................................      21,641
     506    CDW Corp. H.......................................      29,790
     319    Centex Corp. .....................................      20,569
     664    Chico's FAS, Inc. B...............................      24,424
     584    Coach, Inc. BH....................................      18,314
     897    D.R. Horton, Inc. H...............................      32,483
     533    Fastenal Co. .....................................      32,531
   1,558    Geox S.p.A. ......................................      15,562
     222    Gildan Activewear, Inc. B.........................       8,502
     307    Lennar Corp. Class A H............................      18,327
     729    Michaels Stores, Inc. ............................      24,107
     341    Mohawk Industries, Inc. B.........................      27,333
     722    Office Depot, Inc. B..............................      21,446
     714    Oshkosh Truck Corp. ..............................      30,795
     372    PACCAR, Inc. .....................................      25,259
     672    Pacific Sunwear of California, Inc. BH............      14,397
   2,405    Rinker Group Ltd. ................................      30,550
     110    Ross Stores, Inc. ................................       2,602
     380    Scotts Miracle-Gro Co. Class A....................      33,449
                                                                ----------
                                                                   475,815
                                                                ----------
            ENERGY -- 8.6%
   1,194    Chesapeake Energy Corp. ..........................      45,678
     315    CNX Gas Corp. BM..................................       6,456
     682    EOG Resources, Inc. H.............................      51,054
     707    GlobalSantaFe Corp. H.............................      32,240
     450    Nabors Industries Ltd. BH.........................      32,335
     484    Noble Corp. ......................................      33,162
     303    Sunoco, Inc. .....................................      23,718
                                                                ----------
                                                                   224,643
                                                                ----------
            FINANCE -- 16.5%
      71    AMBAC Financial Group, Inc. ......................       5,145
     248    Ameritrade Holding Corp. B........................       5,316
     564    Assurant, Inc. ...................................      21,473
     268    Blackrock, Inc. Class A...........................      23,759
     208    Brown & Brown, Inc. ..............................      10,321
     430    City National Corp. ..............................      30,118
     435    E*Trade Financial Corp. ..........................       7,649
     878    Eaton Vance Corp. ................................      21,780
     795    Equifax, Inc. ....................................      27,791
     179    Everest Re Group Ltd. ............................      17,524
     479    General Growth Properties, Inc. H.................      21,522
     276    Golden West Financial Corp. ......................      16,362
   1,799    Host Marriott Corp. H.............................      30,405

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
            FINANCE -- (CONTINUED)
     229    iStar Financial, Inc. ............................  $    9,242
     361    Legg Mason, Inc. .................................      39,591
     483    Marsh & McLennan Cos., Inc. ......................      14,691
     345    PacifiCare Health Systems, Inc. BH................      27,492
     556    State Street Corp. ...............................      27,185
     361    UnionBanCal Corp. ................................      25,189
     443    Webster Financial Corp. ..........................      19,908
      46    White Mountains Insurance Group Ltd. .............      27,663
                                                                ----------
                                                                   430,126
                                                                ----------
            HEALTH CARE -- 9.7%
     240    Amylin Pharmaceuticals, Inc. B....................       8,346
     693    Applied Biosystems Group -- Applera Corp. ........      16,101
     479    Biomet, Inc. .....................................      16,619
     324    Cephalon, Inc. BH.................................      15,025
     135    Cooper Companies, Inc. H..........................      10,335
     455    Coventry Health Care, Inc. BH.....................      39,139
     309    Edwards Lifesciences Corp. B......................      13,718
     251    Eisai Co., Ltd. ..................................      10,777
     269    Health Net, Inc. B................................      12,729
     692    IVAX Corp. BH.....................................      18,241
     769    Manor Care, Inc. .................................      29,526
     335    McKesson Corp. ...................................      15,902
   2,160    Millennium Pharmaceuticals, Inc. BH...............      20,153
     500    Quest Diagnostics, Inc. ..........................      25,245
                                                                ----------
                                                                   251,856
                                                                ----------
            SERVICES -- 15.9%
     681    Alliance Data Systems Corp. BH....................      26,669
   1,790    BISYS Group, Inc. BH..............................      24,042
     435    C.H. Robinson Worldwide, Inc. H...................      27,899
     343    Cablevision Systems Corp. BH......................      10,526
     502    CheckFree Corp. B.................................      18,993
     435    Cognizant Technology Solutions Corp. BH...........      20,281
     861    Education Management Corp. B......................      27,759
     586    Fiserv, Inc. B....................................      26,889
     345    Harrah's Entertainment, Inc. .....................      22,490
     495    Lamar Advertising Co. BH..........................      22,471
     867    Monster Worldwide, Inc. B.........................      26,632
   1,008    Pixar BH..........................................      44,866
   1,038    Robert Half International, Inc. ..................      36,935
     612    Scripps (E.W.) Co. Class A........................      30,588
     366    Starwood Hotels & Resorts Worldwide, Inc. ........      20,918
     693    Univision Communications, Inc. Class A B..........      18,383
     190    Wynn Resorts Ltd. BH..............................       8,578
                                                                ----------
                                                                   414,919
                                                                ----------
            TECHNOLOGY -- 16.7%
   1,170    Amdocs Ltd. B.....................................      32,452
   1,499    American Tower Corp. Class A BH...................      37,410
     393    Certegy, Inc. ....................................      15,724
   2,333    Citizens Communications Co. ......................      31,615
     492    Cognos, Inc. BH...................................      19,154
     678    DaVita, Inc. B....................................      31,254
     869    EchoStar Communications Corp. Class A.............      25,687
     292    Electronic Arts, Inc. B...........................      16,595

The accompanying notes are an integral part of this financial statement.

 HARTFORD MIDCAP HLS FUND

 SEPTEMBER 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
COMMON STOCK -- (CONTINUED)
            TECHNOLOGY -- (CONTINUED)
     470    Intuit, Inc. BH...................................  $   21,079
   1,711    Jabil Circuit, Inc. B.............................      52,913
     262    Linear Technology Corp. ..........................       9,845
     798    Network Appliance, Inc. B.........................      18,949
     624    NVIDIA Corp. B....................................      21,384
   1,156    Red Hat, Inc. BH..................................      24,504
     403    Rockwell Collins, Inc. H..........................      19,473
     234    Roper Industries, Inc. ...........................       9,174
     807    SanDisk Corp. BH..................................      38,914
     253    Zebra Technologies Corp. Class A B................       9,874
                                                                ----------
                                                                   436,000
                                                                ----------
            TRANSPORTATION -- 0.7%
     335    Expeditors International of Washington, Inc. H....      19,004
                                                                ----------
            UTILITIES -- 3.7%
     684    Cinergy Corp. ....................................      30,385
     660    Energy East Corp. H...............................      16,625
   2,522    Santos Ltd. ......................................      23,990
     645    Wisconsin Energy Corp. ...........................      25,737
                                                                ----------
                                                                    96,737
                                                                ----------
            Total common stock
              (cost $1,997,924)...............................  $2,457,563
                                                                ----------
PRINCIPAL
 AMOUNT
---------
SHORT-TERM INVESTMENTS -- 14.8%
            FINANCE -- 5.5%
 $ 6,972    Bank of America Mortgage Joint Repurchase
              Agreement,
              3.25%, 10-3-2005@...............................  $    6,972
  29,071    Bank of America TriParty Mortgage Joint Repurchase
              Agreement,
              3.87%, 10-3-2005@...............................      29,071
  14,333    Deutsche Bank Joint Repurchase Agreement,
              3.78%, 10-3-2005@...............................      14,333
  15,127    J.P. Morgan Chase TriParty Mortgage Joint
              Repurchase Agreement,
              3.87%, 10-3-2005@...............................      15,127
  27,079    Morgan Stanley TriParty Joint Repurchase
              Agreement,
              3.85%, 10-3-2005@...............................      27,079
  51,762    UBS Securities, LLC Joint Repurchase Agreement,
              3.90%, 10-3-2005@...............................      51,762
                                                                ----------
                                                                   144,344
                                                                ----------
                                                                 MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITIES
            LENDING -- 9.2%
 240,660    BNY Institutional Cash Reserve Fund...............  $  240,660
                                                                ----------
            Total short-term investments
              (cost $385,004).................................  $  385,004
                                                                ----------
            TOTAL INVESTMENTS IN SECURITIES
              (COST $2,382,928) O.............................  $2,842,567
            OTHER ASSETS & LIABILITIES........................    (237,334)
                                                                ----------
            TOTAL NET ASSETS..................................  $2,605,233
                                                                ==========

Note:  Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 5.82% of total net assets at September 30, 2005.

       Security valued in good faith at fair value by, or under the direction of, the Funds'
       Board of Directors. The aggregate value of these securities at September 30, 2005, was $80,878, which represents 3.10% of total net assets.

    U  For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

    B  Currently non-income producing.

    O  At September 30, 2005, the cost of securities for federal income tax purposes is
       $2,390,061 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation..................................................  $  492,826
       Unrealized depreciation..................................................     (40,320)
                                                                                  ----------
       Net unrealized appreciation..............................................  $  452,506
                                                                                  ==========

    H  Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at September 30, 2005, was $6,456, which represents 0.25% of total net assets.

    H  Security is fully or partially on loan at September 30, 2005.

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

      FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT SEPTEMBER 30, 2005

                                                                                                                     UNREALIZED
                                                        MARKET            CONTRACT            DELIVERY              APPRECIATION
DESCRIPTION                      TRANSACTION            VALUE              AMOUNT               DATE               (DEPRECIATION)
-----------                      -----------            ------            --------            ---------            --------------
Japanese Yen                         Buy                $6,164             $6,177             10-3-2005                 $(13)
Japanese Yen                         Buy                4,510               4,520             10-5-2005                  (10)
                                                                                                                        ----
                                                                                                                        $(23)
                                                                                                                        ====

 @ Repurchase agreements collateralized as follows:

                                                                                                                     EXPIRATION
                                                                       SECURITY TYPE            COUPON RATE             DATE
                                                                       -------------            ------------         ----------
      Bank of America TriParty Joint Repurchase Agreement           FNMA                               5.00%              2035
      Bank of America Joint Repurchase Agreement                    U.S. Treasury Note                3.375%              2009
      Deutsche Bank Joint Repurchase Agreement                      FHLMC                        4.00%-7.00%         2018-2034
                                                                    FNMA                         4.00%-6.00%         2018-2035
      J. P. Morgan Chase Tri Party Mortgage Joint Repurchase
        Agreement                                                   FNMA                         5.00%-6.00%         2025-2035
      Morgan Stanley TriParty Joint Repurchase Agreement            FHLMC                        4.50%-7.00%         2005-2020
                                                                    FNMA                         4.00%-6.00%         2013-2035
      UBS Securities, Inc. Joint Repurchase Agreement               FHLMC                       4.00%-13.50%         2007-2035
                                                                    FNMA                        4.00%-10.00%         2006-2035

The accompanying notes are an integral part of this financial statement.

 HARTFORD MIDCAP VALUE HLS FUND

 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
COMMON STOCK -- 98.8%
            BASIC MATERIALS -- 12.5%
     218    Albemarle Corp. ..................................  $    8,215
     288    Arch Coal, Inc. H.................................      19,454
      70    Carlisle Cos., Inc. ..............................       4,431
     288    Cytec Industries, Inc. H..........................      12,485
     317    Engelhard Corp. ..................................       8,859
     683    Grupo Imsa S.A. de C.V. ..........................       1,772
     608    Huntsman Corp. B..................................      11,879
     325    Inco Ltd. H.......................................      15,393
     361    Michelin (C.G.D.E.) Class B.......................      21,272
   1,050    Pactiv Corp. B....................................      18,400
     545    Sappi Ltd. ADR H..................................       6,429
     668    Smurfit-Stone Container Corp. B...................       6,925
      95    Temple-Inland, Inc. ..............................       3,897
                                                                ----------
                                                                   139,411
                                                                ----------
            CAPITAL GOODS -- 5.7%
      38    Acco Brands Corp. B...............................       1,070
      75    FMC Technologies, Inc. BH.........................       3,146
     522    Goodrich Corp. H..................................      23,163
     246    Pall Corp. .......................................       6,757
     243    Parker-Hannifin Corp. ............................      15,653
     522    Teradyne, Inc. BH.................................       8,610
     197    Yankee Candle Co., Inc. H.........................       4,829
                                                                ----------
                                                                    63,228
                                                                ----------
            CONSUMER CYCLICAL -- 13.4%
     419    American Axle & Manufacturing Holdings, Inc. H....       9,677
     181    BorgWarner, Inc. H................................      10,202
     458    CBRL Group, Inc. H................................      15,399
     919    Foot Locker, Inc. ................................      20,154
     411    Hughes Supply, Inc. H.............................      13,382
     361    Newell Rubbermaid, Inc. ..........................       8,177
     700    Office Depot, Inc. BH.............................      20,796
     250    Rinker Group Ltd. ................................       3,173
     109    Ross Stores, Inc. ................................       2,590
     515    Ruby Tuesday, Inc. H..............................      11,206
     309    TRW Automotive Holdings Corp. BHo.................       9,051
     328    United Stationers, Inc. B.........................      15,708
     165    V.F. Corp. .......................................       9,536
                                                                ----------
                                                                   149,051
                                                                ----------
            CONSUMER STAPLES -- 3.6%
     241    Bunge Ltd. H......................................      12,668
     142    Ralcorp Holdings, Inc. ...........................       5,932
     451    Smithfield Foods, Inc. B..........................      13,386
     456    Tyson Foods, Inc. Class A.........................       8,229
                                                                ----------
                                                                    40,215
                                                                ----------
            ENERGY -- 3.2%
     289    Newfield Exploration Co. B........................      14,210
     312    Noble Energy, Inc. ...............................      14,623
     242    UGI Corp. H.......................................       6,821
                                                                ----------
                                                                    35,654
                                                                ----------

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
            FINANCE -- 21.8%
     169    Affiliated Managers Group, Inc. BH................  $   12,217
     399    AMBAC Financial Group, Inc. ......................      28,730
     917    Apollo Investment Corp. ..........................      18,147
     276    CB Richard Ellis Group, Inc. Class A B............      13,569
     592    CIT Group, Inc. ..................................      26,733
      59    City National Corp. ..............................       4,121
     115    Everest Re Group Ltd. ............................      11,288
     191    IndyMac Bancorp, Inc. H...........................       7,568
     414    KKR Financial Corp. ..............................       9,196
     201    Platinum Underwriters Holdings Ltd. H.............       6,014
     335    Radian Group, Inc. ...............................      17,799
     592    Reinsurance Group of America H....................      26,445
     313    RenaissanceRe Holdings Ltd. ADR...................      13,705
     248    UnionBanCal Corp. ................................      17,270
     311    United Rentals, Inc. HB...........................       6,136
     610    UnumProvident Corp. H.............................      12,497
     289    Webster Financial Corp. H.........................      12,971
                                                                ----------
                                                                   244,406
                                                                ----------
            HEALTH CARE -- 7.1%
     408    Barr Pharmaceuticals, Inc. B......................      22,391
     145    Coventry Health Care, Inc. B......................      12,430
     859    Endo Pharmaceuticals Holdings, Inc. B.............      22,899
      63    Henry Schein, Inc. BH.............................       2,698
     745    Impax Laboratories, Inc. BH.......................       9,042
     446    Theravance, Inc. BH...............................       9,373
                                                                ----------
                                                                    78,833
                                                                ----------
            SERVICES -- 5.0%
     983    BearingPoint, Inc. BH.............................       7,457
     704    Dex Media, Inc. H.................................      19,561
     530    Donnelley (R.R.) & Sons Co. ......................      19,658
     184    Liberty Global, Inc. B............................       4,969
     184    Liberty Global, Inc. Class C B....................       4,725
                                                                ----------
                                                                    56,370
                                                                ----------
            TECHNOLOGY -- 18.9%
     267    Acuity Brands, Inc. H.............................       7,922
     843    Arrow Electronics, Inc. B.........................      26,421
      86    Bio-Rad Laboratories, Inc. Class A BH.............       4,718
   1,247    Cinram International, Inc. .......................      27,184
     360    Citizens Communications Co. H.....................       4,877
   1,648    Fairchild Semiconductor International, Inc. BH....      24,482
     359    Fossil, Inc. BH...................................       6,521
   1,569    GrafTech International Ltd. BH....................       8,520
      62    International Rectifier Corp. BH..................       2,799
     747    Lam Research Corp. BH.............................      22,758
     173    QLogic Corp. BH...................................       5,917
      72    Scientific-Atlanta, Inc. H........................       2,708
     719    Seagate Technology................................      11,399
     434    Tektronix, Inc. H.................................      10,957
     452    Varian Semiconductor Equipment Associates,
              Inc. HB.........................................      19,147
     999    Vishay Intertechnology, Inc. BH...................      11,934
     172    Whirlpool Corp. ..................................      13,063
                                                                ----------
                                                                   211,327
                                                                ----------

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
COMMON STOCK -- (CONTINUED)
            TRANSPORTATION -- 2.8%
      97    Continental Airlines, Inc. Class B BH.............  $      934
     451    Trinity Industries, Inc. H........................      18,265
     293    Yellow Roadway Corp. BH...........................      12,115
                                                                ----------
                                                                    31,314
                                                                ----------
            UTILITIES -- 4.8%
     912    PPL Corp. ........................................      29,475
     134    SBM Offshore N.V. ................................      11,194
     327    Wisconsin Energy Corp. H..........................      13,053
                                                                ----------
                                                                    53,722
                                                                ----------
            Total common stock
              (cost $936,650).................................  $1,103,531
                                                                ----------
PRINCIPAL
 AMOUNT
---------
CORPORATE BONDS: NON-INVESTMENT GRADE -- 0.0%
            TECHNOLOGY -- 0.0%
 $   601    McLeodUSA, Inc.,
              11.375%, 1-1-2009 ZH............................  $       @@
                                                                ----------
            Total corporate bonds: non-investment grade
              (Cost $@@)......................................  $       @@
                                                                ----------
SHORT-TERM INVESTMENTS -- 15.6%
            FINANCE -- 1.0%
 $   519    Bank of America Mortgage Joint Repurchase
              Agreement,
              3.25%, 10-3-2005 @..............................  $      519
   2,162    Bank of America TriParty Mortgage Joint Repurchase
              Agreement,
              3.87%, 10-3-2005 @..............................       2,162
   1,066    Deutsche Bank Joint Repurchase Agreement,
              3.78%, 10-3-2005 @..............................       1,066
   1,125    J.P. Morgan Chase TriParty Mortgage Joint
              Repurchase Agreement,
              3.87%, 10-3-2005 @..............................       1,125
   2,014    Morgan Stanley TriParty Joint Repurchase
              Agreement,
              3.85%, 10-3-2005 @..............................       2,013

PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE U
---------                                                       ----------
            FINANCE -- (CONTINUED)
 $ 3,849    UBS Securities, LLC Joint Repurchase Agreement,
              3.90%, 10-3-2005 @..............................  $    3,848
                                                                ----------
                                                                    10,733
                                                                ----------
 SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 14.6%
 163,512    Navigator Prime Portfolio.........................     163,512
            Total short-term investments
              (cost $174,245).................................  $  174,245
                                                                ----------
            TOTAL INVESTMENTS IN SECURITIES
              (COST $1,110,895) O.............................  $1,277,776
            OTHER ASSETS & LIABILITIES........................    (161,327)
                                                                ----------
            TOTAL NET ASSETS..................................  $1,116,449
                                                                ==========

Note:  Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 7.74% of total net assets at September 30, 2005.

    U  For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

    B  Currently non-income producing.

    O  At September 30, 2005, the cost of securities for federal income tax purposes is
       $1,112,820 and the aggregate gross unrealized appreciation and depreciation based on that cost was:
       Unrealized appreciation..................................................  $214,909
       Unrealized depreciation..................................................   (49,953)
                                                                                  --------
       Net unrealized appreciation..............................................  $164,956
                                                                                  ========

    o  Securities exempt from registration under Regulation D of the Securities Act of
       1933. These securities are determined to be liquid. At September 30, 2005, the market value of these securities was $9,051, which represents 0.81% of total net asset.

    Z  The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

    H  Security is fully or partially on loan at September 30, 2005.

 @   Repurchase agreements collateralized as follows:

                                                                    SECURITY TYPE            COUPON RATE          EXPIRATION DATE
                                                                    -------------            ------------         ---------------
      Bank of America TriParty Joint Repurchase Agreement         FNMA                              5.00%                    2035
      Bank of America Joint Repurchase Agreement                  U.S. Treasury Note               3.375%                    2009
      Deutsche Bank Joint Repurchase Agreement                    FHLMC                       4.00%-7.00%               2018-2034
                                                                  FNMA                        4.00%-6.00%               2018-2035
      J. P. Morgan Chase Tri Party Mortgage Joint
        Repurchase Agreement                                      FNMA                        5.00%-6.00%               2025-2035
      Morgan Stanley TriParty Joint Repurchase Agreement          FHLMC                       4.50%-7.00%               2005-2020
                                                                  FNMA                        4.00%-6.00%               2013-2035
      UBS Securities, Inc. Joint Repurchase Agreement             FHLMC                      4.00%-13.50%               2007-2035
                                                                  FNMA                       4.00%-10.00%               2006-2035

  @@ Due to the presentation of the financial statements in thousands, the number of shares and/or dollars round to zero.

The accompanying notes are an integral part of this financial statement.

 HARTFORD MONEY MARKET HLS FUND

 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE U
---------                                                       ----------
            CONSUMER STAPLES -- 2.8%
 $46,000    Cargil, Inc.
              3.84%, 10-03-2005...............................  $   45,985
                                                                ----------
            FINANCE -- 93.7%
  23,000    Alliance & Leicester plc
              3.56%, 10-17-2005...............................      22,797
  23,000    American Express Credit Corp.
              3.71%, 11-08-2005...............................      22,786
  23,190    American Express Credit Corp.
              3.94%, 05-16-2006 G.............................      23,220
  23,000    American General Finance Corp.
              3.54%, 10-12-2005...............................      22,798
  23,000    American General Finance Corp.
              3.68%, 10-25-2005...............................      22,857
  46,000    American Honda Finance Corp.
              4.05%, 08-15-2006 MG............................      46,081
  21,500    Amsterdam Funding Corp.
              3.65%, 10-18-2005...............................      21,363
  23,000    Amsterdam Funding Corp.
              3.68%, 10-07-2005...............................      22,934
  23,000    ANZ Delaware, Inc.
              3.53%, 10-14-2005...............................      22,794
  23,000    Banc One Corp.
              4.04%, 02-27-2006 G.............................      23,021
  23,000    Bank of America Corp.
              3.69%, 10-31-2005...............................      22,839
  23,000    Bank of America Corp.
              3.78%, 11-01-2005...............................      22,904
  23,000    Bank One Corp.
              3.90%, 08-11-2006 G.............................      23,037
  22,000    Barton Capital Corp.
              3.49%, 10-05-2005...............................      21,818
  24,000    Barton Capital Corp.
              3.63%, 10-07-2005...............................      23,894
  19,900    Bear Stearns Co., Inc.
              4.13%, 10-17-2005...............................      19,722
  26,100    Bear Stearns Co., Inc.
              4.14%, 06-19-2006 G.............................      26,151
  23,000    Britannia Building Society
              3.75%, 11-14-2005...............................      22,777
  17,360    Britannia Building Society
              3.93%, 12-16-2005...............................      17,199
  46,000    Cafco LLC
              3.77%, 11-03-2005...............................      45,770
   8,700    Caterpillar Financial Services Corp.
              4.13%, 04-07-2006 G.............................       8,702
  23,000    Citigroup Funding, Inc.
              3.65%, 11-01-2005...............................      22,790
  21,500    Citigroup, Inc.
              3.94%, 05-19-2006 G.............................      21,522
  46,000    Countrywide Financial Corp.
              3.92%, 10-03-2005...............................      45,985
  46,000    Federal Home Loan Mortgage Corp.
              3.70%, 11-07-2005 G.............................      46,000
  43,000    General Electric Co.
              3.70%, 10-24-2005 G.............................      43,002

PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE U
---------                                                       ----------
            FINANCE -- (CONTINUED)
 $46,000    Goldman Sachs Group, Inc.
              3.90%, 08-01-2006 G.............................  $   46,028
  23,000    Greenwich Capital Holdings, Inc.
              3.82%, 02-01-2006 G.............................      23,000
  21,500    Greenwich Capital Holdings, Inc.
              3.82%, 10-17-2005 G.............................      21,500
  23,000    HBOS Treasury Services plc
              3.52%, 10-12-2005...............................      22,797
  23,000    HBOS Treasury Services plc
              3.91%, 12-01-2005...............................      22,846
  23,000    HSBC Finance Corp.
              3.65%, 10-31-2005...............................      22,790
  43,000    Lehman Brothers Holdings, Inc.
              3.67%, 06-02-2006...............................      43,027
  23,000    Morgan Stanley Dean Witter, Inc.
              3.82%, 11-28-2005...............................      22,785
  23,000    Morgan Stanley Dean Witter, Inc.
              3.90%, 11-22-2005...............................      22,866
  23,000    Nationwide Building Society
              3.62%, 10-27-2005 M.............................      22,791
  23,000    Nationwide Building Society
              3.90%, 12-07-2005...............................      22,822
  23,000    Nordea North America
              3.63%, 10-11-2005...............................      22,875
  18,200    Nordea North America
              3.85%, 11-21-2005...............................      18,086
  42,100    Northern Rock plc
              3.66%, 11-02-2005...............................      41,752
  46,183    Old Line Funding LLC
              3.77%, 11-21-2005...............................      45,752
  21,000    Preferred Receivable Funding Corp.
              3.78%, 10-27-2005...............................      20,925
  23,000    Preferred Receivable Funding Corp.
              3.81%, 11-03-2005...............................      22,918
  43,400    Sheffield Receivables
              3.77%, 10-20-2005...............................      43,264
  20,900    SLM Corp.
              3.82%, 04-25-2006 G.............................      20,925
  23,000    Spintab AB
              3.64%, 10-28-2005...............................      22,790
  46,000    Stadshypotek Delaware, Inc.
              3.65%, 10-19-2005...............................      45,717
  23,000    Toyota Motor Credit Corp.
              3.76%, 11-07-2005...............................      22,890
  22,000    Triple A-1 Funding
              3.65%, 10-04-2005...............................      21,927
  23,000    Triple A-1 Funding
              3.77%, 10-26-2005...............................      22,921
  56,368    UBS Finance Corp.
              3.86%, 10-03-2005...............................      56,350
  23,000    Washington Mutual Bank FA
              3.94%, 07-26-2006 G.............................      23,000
  46,000    Wells Fargo & Co.
              3.86%, 06-03-2006...............................      46,031
  23,000    Westpac Capital Corp.
              3.51%, 10-11-2005...............................      22,796

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE U
---------                                                       ----------
            FINANCE -- (CONTINUED)
 $23,000    Westpac Capital Corp.
              3.80%, 12-12-2005...............................  $   22,705
  43,500    Yorktown Capital LLC
              3.77%, 10-24-2005...............................      43,355
                                                                ----------
            Total finance.....................................  $1,564,994
                                                                ----------
            TECHNOLOGY -- 2.5%
  23,000    Oracle Corp.
              3.52%, 10-4-2005................................      22,799
  19,500    Oracle Corp.
              3.66%, 10-5-2005................................      19,445
                                                                ----------
            Total technology..................................  $   42,244
                                                                ----------
            TOTAL INVESTMENTS IN SECURITIES
              (COST $1,653,223) O.............................  $1,653,223
            OTHER ASSETS & LIABILITIES........................      16,526
                                                                ----------
            TOTAL NET ASSETS..................................  $1,669,749
                                                                ==========

    U  For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

    O  Also represents cost for federal tax purposes.

    M  Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to qualified institutional buyers.
       Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at September 30,
       2005, was $88,317, which represents 5.29% of total net assets.

    G  Variable rate securities; the yield reported is the rate in effect at September 30,
       2005.

The accompanying notes are an integral part of this financial statement.

 HARTFORD MORTGAGE SECURITIES HLS FUND

 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -- 19.9%
            FINANCE -- 19.9%
 $ 4,891    AmeriQuest Mortgage Securities, Inc.,
              4.17%, 9-25-2032 K..............................  $  4,892
   5,000    AmeriQuest Mortgage Securities, Inc.,
              4.26%, 10-25-2033 K.............................     5,036
     441    Argent NIM Trust,
              4.21%, 11-25-2034...............................       440
  49,811    Banc of America Commercial Mortgage, Inc.,
              2.02%, 7-11-2043 K..............................     3,055
  15,000    Banc of America Commercial Mortgage, Inc.,
              4.764%, 7-10-2045...............................    14,934
  39,727    Bear Stearns Commercial Mortgage Securities, Inc.,
              2.32%, 8-15-2038 K..............................     2,982
   6,823    Countrywide Home Loan Mortgage Pass Through Trust,
              5.00%, 1-25-2019................................     6,772
  56,184    Credit Suisse First Boston Mortgage Securities
              Corp.,
              3.89%, 3-15-2035 K..............................     2,785
      74    DLJ Mortgage Acceptance Corp.,
              7.25%, 9-25-2011................................        73
      25    DLJ Mortgage Acceptance Corp.,
              7.25%, 9-2-2011.................................        24
   5,000    First Franklin Mortgage Loan Asset Backed
              Certificates,
              5.48%, 7-25-2033 K..............................     5,055
     541    Green Tree Financial Corp.,
              6.27%, 6-1-2030.................................       545
     500    Green Tree Financial Corp.,
              7.30%, 1-15-2026................................       513
  10,000    Greenwich Capital Commercial Funding Corp.,
              4.53%, 1-5-2036.................................     9,831
   2,266    Herd Trust,
              4.50%, 9-27-2034................................     2,264
  10,000    Lehman Brothers Floating Rate Commercial Mortgage
              Trust,
              4.14%, 12-16-2014...............................    10,004
   5,000    Lehman Brothers Floating Rate Commercial Mortgage
              Trust,
              4.90%, 12-14-2014...............................     5,020
  51,232    Lehman Brothers-UBS Commercial Mortgage Trust,
              3.69%, 12-15-2036 K.............................     2,119
   1,792    Long Beach Asset Holdings Corp.,
              4.12%, 2-25-2035................................     1,785
  35,853    Mach One Trust Commercial Mortgage Backed,
              6.09%, 5-28-2040 H..............................     2,400
   3,000    Master Asset Backed Securities Trust,
              4.58%, 5-25-2033 K..............................     3,013
   5,441    Master Asset Securitization Trust,
              5.00%, 12-25-2018...............................     5,401
   2,000    Master Asset Backed Securities Trust,
              5.63%, 5-25-2033 K..............................     2,029
   4,000    Merrill Lynch Mortgage Investors, Inc.,
              4.93%, 5-25-2032 K..............................     4,035

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
            FINANCE -- (CONTINUED)
 $ 5,000    Merrill Lynch Mortgage Trust,
              5.236%, 11-12-2035..............................  $  5,073
  10,000    Morgan Stanley Capital I,
              4.74%, 12-15-2041...............................     9,887
   4,628    Morgan Stanley ABS Capital I,
              4.83%, 11-25-2032 K.............................     4,681
   1,176    Novastar Nim Trust,
              3.97%, 3-25-2035................................     1,171
   4,101    Residential Asset Mortgage Products, Inc.,
              5.70%, 10-25-2031...............................     4,096
   1,237    Soundview Home Equity Loan Trust, Inc.,
              8.64%, 5-25-2030................................     1,263
   5,000    Structured Asset Securities Corp.,
              4.83%, 2-25-2033 K..............................     5,065
   3,608    Wachovia Bank Commercial Mortgage Trust, 4.263%,
              6-15-2013 K.....................................     3,608
                                                                --------
            Total asset & commercial mortgage backed
              securities
              (cost $129,851).................................  $129,851
                                                                --------
U.S. GOVERNMENT SECURITIES -- 3.2%
            U.S. TREASURY SECURITIES -- 3.2%
            U.S. TREASURY NOTES
 $20,940    4.125% due 2015...................................  $ 20,579
                                                                --------
            Total U.S. government securities
              (cost $20,948)..................................  $ 20,579
                                                                --------
U.S. GOVERNMENT AGENCIES -- 74.7%
            FEDERAL HOME LOAN MORTGAGE CORPORATION -- 26.5%
            MORTGAGE BACKED SECURITIES:
 $32,050    4.50% due 2018....................................  $ 31,440
  22,923    5.00% due 2015....................................    22,943
  28,610    5.00% due 2017-2035...............................    28,325
  80,175    5.50% due 2034....................................    80,225
   1,823    6.00% due 2022-2034...............................     1,862
   2,941    6.50% due 2014-2017...............................     3,037
   3,839    7.00% due 2026-2032...............................     4,010
      52    7.50% due 2024-2025...............................        57
     176    8.00% due 2013-2024...............................       186
      95    8.50% due 2009-2024...............................       102
      @@    9.00% due 2006....................................         1
      11    9.50% due 2008....................................        12
     108    10.00% due 2020...................................       120
                                                                --------
                                                                 172,320
                                                                --------
            REMIC -- IO & IO-ETTE:
   2,781    5.50% due 2015 W..................................       125
   1,123    6.00% due 2028 W..................................        20
                                                                --------
                                                                     145
                                                                --------
                                                                 172,465
                                                                --------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 37.0%
            MORTGAGE BACKED SECURITIES:
  17,853    4.50% due 2034-2035...............................    17,038
   8,112    4.741% due 2035 K.................................     8,114
  66,934    5.00% due 2018-2035...............................    66,210

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
U.S. GOVERNMENT AGENCIES -- (CONTINUED)
            FEDERAL NATIONAL MORTGAGE ASSOCIATION --
            (CONTINUED)
            MORTGAGE BACKED SECURITIES -- (CONTINUED)
 $72,395    5.50% due 2019-2035...............................  $ 72,443
  33,197    6.00% due 2023-2035...............................    33,793
   2,981    6.50% due 2031....................................     3,077
  31,589    6.50% due 2028-2034...............................    32,562
   6,956    7.00% due 2011-2032...............................     7,267
     516    8.00% due 2029-2031...............................       553
      77    9.00% due 2021....................................        85
                                                                --------
                                                                 241,142
                                                                --------
            ZERO COUPON STRIPS:
      51    11.00% due 2009 Z.................................        54
                                                                --------
                                                                 241,196
                                                                --------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 11.2%
            MORTGAGE BACKED SECURITIES:
  56,326    6.00% due 2033-2035...............................    57,550
   8,448    6.50% due 2028-2032...............................     8,791
   4,157    7.00% due 2032....................................     4,372
   1,288    7.50% due 2022-2030...............................     1,370
     258    8.50% due 2017-2030...............................       284
     234    9.50% due 2009....................................       251
      41    10.00% due 2013...................................        45
       8    12.50% due 2015...................................         9
                                                                --------
                                                                  72,672
                                                                --------
            Total U.S. government agencies
              (cost $491,373).................................  $486,333
                                                                --------
SHORT-TERM INVESTMENTS -- 10.9%
            FINANCE -- 10.9%
 $23,550    BNP Paribas Repurchase Agreement,
              3.25%, 10-3-2005 @..............................  $ 23,550
  20,186    RBS Greenwich Repurchase Agreement,
              3.25%, 10-3-2005 @..............................    20,186
  27,055    UBS Warburg Securities, Inc., Repurchase
              Agreement,
              3.27%, 10-3-2005 @..............................    27,055
                                                                --------
            Total short-term investments
              (cost $70,791)..................................  $ 70,791
                                                                --------
            TOTAL INVESTMENTS IN SECURITIES
              (COST $712,750) O...............................  $707,554
            OTHER ASSETS & LIABILITIES........................   (56,168)
                                                                --------
            TOTAL NET ASSETS..................................  $651,386
                                                                ========

Note:  Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 0.07% of total net assets at September 30, 2005.

    U  For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

    o  At September 30, 2005, the cost of securities for federal income tax purposes is
       $712,750 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation..................................................  $ 4,027
       Unrealized depreciation..................................................   (9,223)
                                                                                  -------
       Net unrealized depreciation..............................................  $(5,196)
                                                                                  =======

    m  Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to qualified institutional buyers.
       Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at September 30,
       2005, was $37,730, which represents 5.79% of total net assets.

    K Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2005.

    Z  The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

    W  The interest rates disclosed for interest only strips represent effective yields based upon estimated future cash flows at September 30, 2005.

  @  Repurchase agreements collateralized as follows:


                                                                  SECURITY TYPE             COUPON RATE           EXPIRATION DATE
                                                                  -------------            --------------         ---------------
       BNP Paribas Repurchase Agreement                        U.S. Treasury Bonds            5.25%-8.75%            2017-2029
                                                               U.S. Treasury Note                  12.50%                 2014
       RBS Greenwich Repurchase Agreement                      U.S. Treasury Bond                  8.875%                 2019
                                                               U.S. Treasury Notes          2.375%-12.75%            2006-2010
       UBS Warburg Repurchase Agreement                        U.S. Treasury Bonds           5.25%-9.875%            2015-2029
                                                               U.S. Treasury Notes         2.625%-10.625%            2008-2015

   @@Due to the presentation of the financial statements in thousands, the number of shares and/or dollars round to zero.

The accompanying notes are an integral part of this financial statement.

 HARTFORD SMALL COMPANY HLS FUND

 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
COMMON STOCK -- 93.7%
            BASIC MATERIALS -- 4.5%
     258    Arch Coal, Inc. H.................................  $   17,387
     275    Century Aluminum Co. B............................       6,177
      91    Eagle Materials, Inc. ............................      11,067
     233    Hercules, Inc. B..................................       2,841
     150    Intermagnetics General Corp. B....................       4,188
     280    Jarden Corp. B....................................      11,508
                                                                ----------
                                                                    53,168
                                                                ----------
            CAPITAL GOODS -- 0.9%
     376    Moog, Inc. Class A B..............................      11,110
                                                                ----------
            CONSUMER CYCLICAL -- 11.4%
     211    Advance Auto Parts, Inc. B........................       8,143
   2,328    Corporacion GEO S.A. de C.V. B....................       7,250
     356    DSW, Inc. BH......................................       7,544
     241    Electronics Boutique Holdings Corp. BH............      15,171
     448    GameStop Corp. Class A BH.........................      14,089
   1,265    Geox S.p.A. ......................................      12,630
     696    Insight Enterprises, Inc. B.......................      12,953
     454    Men's Wearhouse, Inc. B...........................      12,121
     428    Persimmon plc.....................................       6,493
     174    RARE Hospitality International, Inc. B............       4,470
      49    Standard-Pacific Corp. ...........................       2,036
     363    Stewart and Stevenson Services, Inc. .............       8,662
     871    Stolt Offshore S.A. BMH...........................      10,131
      23    Texas Roadhouse, Inc. B...........................         349
     233    Washington Group International, Inc. B............      12,562
                                                                ----------
                                                                   134,604
                                                                ----------
            CONSUMER STAPLES -- 1.0%
     371    Peet's Coffee & Tea, Inc. B.......................      11,362
                                                                ----------
            ENERGY -- 5.3%
     321    Cabot Oil & Gas Corp. ............................      16,209
     186    Cheniere Energy, Inc. BH..........................       7,690
     464    Range Resources Corp. ............................      17,917
   3,026    Singapore Petroleum Co., Ltd. ....................      10,565
     152    Tesoro Corp. .....................................      10,197
                                                                ----------
                                                                    62,578
                                                                ----------
            FINANCE -- 14.7%
     825    Admiral Group plc.................................       6,192
     175    Affiliated Managers Group, Inc. BH................      12,653
     236    AMCORE Financial, Inc. ...........................       7,363
     538    American Equity Investment Life Holding Co. H.....       6,111
     358    Arch Capital Group Ltd. B.........................      17,731
     319    CB Richard Ellis Group, Inc. Class A B............      15,716
     161    IndyMac Bancorp, Inc. H...........................       6,368
     255    iShares Russell 2000 Growth Index Fund H..........      17,533
      89    James River Group, Inc. B.........................       1,572
   7,239    Melco International Development Ltd. .............       8,547
     598    Nasdaq Stock Market, Inc. BH......................      15,169
     392    Nuveen Investments Class A........................      15,452
      99    Oil Service HOLDRs Trust H........................      12,301
     237    Pirelli & C. Real Estate S.p.A. ..................      14,125

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
            FINANCE -- (CONTINUED)
     190    ProAssurance Corp. B..............................  $    8,871
     261    Signature Bank B..................................       7,040
                                                                ----------
                                                                   172,744
                                                                ----------
            HEALTH CARE -- 17.1%
     488    Abgenix, Inc. BH..................................       6,182
     222    Advanced Neuromodulation Systems, Inc. B..........      10,558
     699    Alkermes, Inc. BH.................................      11,748
     442    Amylin Pharmaceuticals, Inc. BH...................      15,379
     413    AtheroGenics, Inc. BH.............................       6,623
     293    Covance, Inc. B...................................      14,073
     321    Endo Pharmaceuticals Holdings, Inc. B.............       8,556
     663    Exelixis, Inc. B..................................       5,088
     601    Human Genome Sciences, Inc. BH....................       8,163
     258    ICOS Corp. B......................................       7,117
     239    Kyphon, Inc. B....................................      10,485
     334    Medicines Co. B...................................       7,687
     258    Mentor Corp. .....................................      14,196
     382    NPS Pharmaceuticals, Inc. BH......................       3,857
     254    Pharmaceutical Product Development, Inc. B........      14,617
     261    Respironics, Inc. B...............................      11,017
   1,964    Rite Aid Corp. BH.................................       7,622
     286    Salix Pharmaceuticals Ltd. B......................       6,086
     188    Schwarz Pharma AG H...............................      11,588
     587    Symbion, Inc. B...................................      15,184
     271    Vertex Pharmaceuticals, Inc. BH...................       6,052
                                                                ----------
                                                                   201,878
                                                                ----------
            SERVICES -- 11.4%
     359    Advisory Board Co. B..............................      18,676
   3,094    APN News & Media Ltd. H...........................      11,812
      94    Bankrate, Inc. BH.................................       2,573
     163    Central European Media Enterprises Ltd. B.........       8,616
     219    Corporate Executive Board Co. ....................      17,076
     813    DiamondCluster International, Inc. B..............       6,160
     523    Foundry Networks, Inc. B..........................       6,647
     152    Jacobs Engineering Group, Inc. B..................      10,241
   1,143    La Quinta Corp. B.................................       9,931
     270    Lamar Advertising Co. B...........................      12,243
     273    Monster Worldwide, Inc. B.........................       8,372
     142    Red Robin Gourmet Burgers, Inc. BH................       6,514
     272    Stericycle, Inc. B................................      15,517
                                                                ----------
                                                                   134,378
                                                                ----------
            TECHNOLOGY -- 24.2%
     496    American Tower Corp. Class A B....................      12,363
     616    ATI Technologies, Inc. ADR B......................       8,581
     598    AudioCodes Ltd. BH................................       6,580
     359    Checkpoint Systems, Inc. B........................       8,508
     670    Crown Castle International Corp. B................      16,492
   1,132    Entrust, Inc. B...................................       6,338
     908    Evergreen Solar, Inc. H...........................       8,471
     262    F5 Networks, Inc. B...............................      11,380
     186    Hologic, Inc. B...................................      10,732
     132    Itron, Inc. B.....................................       6,007
     135    Ituran Location and Control Ltd. .................       1,771
     657    MEMC Electronic Materials, Inc. B.................      14,976

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
COMMON STOCK -- (CONTINUED)
            TECHNOLOGY -- (CONTINUED)
     445    Microsemi Corp. B.................................  $   11,361
     154    NAVTEQ Corp. B....................................       7,716
   1,568    Opsware, Inc. BH..................................       8,136
   1,105    Red Hat, Inc. BH..................................      23,407
     545    Redback Networks, Inc. B..........................       5,402
     491    Salesforce.com, Inc. B............................      11,344
     345    SiRF Technology Holdings, Inc. B..................      10,382
     332    SRA International, Inc. B.........................      11,778
      19    Take-Two Interactive Software, Inc. BH............         422
     676    THQ, Inc. B.......................................      14,410
     376    TomTom N.V. BH....................................      16,962
   1,148    UbiquiTel, Inc. B.................................      10,034
     885    Verifone Holdings, Inc. B.........................      17,799
     347    Verint Systems, Inc. B............................      14,204
     159    Websense, Inc. B..................................       8,160
                                                                ----------
                                                                   283,716
                                                                ----------
            TRANSPORTATION -- 3.2%
     237    Forward Air Corp. ................................       8,733
     386    GOL Linhas Aereas Inteligentes S.A. ADR H.........      12,516
   2,626    Grupo Aeroportuario del Sureste S.A. de C.V. .....      10,447
     249    Knight Transportation, Inc. ......................       6,071
                                                                ----------
                                                                    37,767
                                                                ----------
            Total common stock
              (cost $871,925).................................  $1,103,305
                                                                ----------
PRINCIPAL
 AMOUNT
---------
SHORT-TERM INVESTMENTS -- 21.4%
            FINANCE -- 5.8%
 $ 3,295    Bank of America Mortgage Joint Repurchase
              Agreement,
              3.25%, 10-3-2005 @..............................  $    3,295
  13,740    Bank of America TriParty Mortgage Joint Repurchase
              Agreement,
              3.87%, 10-3-2005 @..............................      13,740
   6,774    Deutsche Bank Joint Repurchase Agreement,
              3.78%, 10-3-2005 @..............................       6,774
   7,150    J.P. Morgan Chase TriParty Mortgage Joint
              Repurchase Agreement,
              3.87%, 10-3-2005 @..............................       7,150
  12,799    Morgan Stanley TriParty Joint Repurchase
              Agreement,
              3.85%, 10-3-2005 @..............................      12,799
  24,465    UBS Securities, LLC Joint Repurchase Agreement,
              3.90%, 10-3-2005 @..............................      24,465
                                                                ----------
                                                                    68,223
                                                                ----------

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 15.6%
 183,684    BNY Institutional Cash Reserve Fund...............  $  183,684
                                                                ----------
            Total short-term investments
              (cost $251,907).................................  $  251,907
                                                                ----------
            TOTAL INVESTMENTS IN SECURITIES
              (COST $1,123,832)O..............................  $1,355,212
            OTHER ASSETS & LIABILITIES........................    (177,682)
                                                                ----------
            TOTAL NET ASSETS..................................  $1,177,530
                                                                ==========

Note:  Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 13.26% of total net assets at September 30, 2005.

       Security valued in good faith at fair value by, or under the direction of, the
       Funds' Board of Directors. The aggregate value of these securities at September 30,
       2005, was $92,084, which represents 7.82% of total net assets.

    U  For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

    B  Currently non-income producing.

    O  At September 30, 2005, the cost of securities for federal income tax purposes is
       $1,127,983 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation..................................................  $245,060
       Unrealized depreciation..................................................   (17,831)
                                                                                  --------
       Net unrealized appreciation..............................................  $227,229
                                                                                  ========

    M  Security issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to qualified institutional buyers.
       Pursuant to guidelines adopted by the Board of Directors, this issue is determined to be liquid. The aggregate value of this security at September 30, 2005, was
       $10,131, which represents 0.86% of total net assets.

    H  Security is fully or partially on loan at September 30, 2005.


The accompanying notes are an integral part of this financial statement.

 HARTFORD SMALL COMPANY HLS FUND

 SEPTEMBER 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

  @  Repurchase agreements collateralized as follows:

                                                                    SECURITY TYPE            COUPON RATE          EXPIRATION DATE
                                                                    -------------            ------------         ---------------
       Bank of America TriParty Joint Repurchase
         Agreement                                                FNMA                              5.00%                 2035
       Bank of America Joint Repurchase Agreement                 U.S. Treasury Note               3.375%                 2009
       Deutsche Bank Joint Repurchase Agreement                   FHLMC                       4.00%-7.00%            2018-2034
                                                                  FNMA                        4.00%-6.00%            2018-2035
       J.P. Morgan Chase Tri Party Mortgage Joint
         Repurchase Agreement                                     FNMA                        5.00%-6.00%            2025-2035
       Morgan Stanley TriParty Joint Repurchase Agreement         FHLMC                       4.50%-7.00%            2005-2020
                                                                  FNMA                        4.00%-6.00%            2013-2035
       UBS Securities, Inc. Joint Repurchase Agreement            FHLMC                      4.00%-13.50%            2007-2035
                                                                  FNMA                       4.00%-10.00%            2006-2035

      FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT SEPTEMBER 30, 2005

                                                                                                                     UNREALIZED
                                                                 MARKET         CONTRACT         DELIVERY           APPRECIATION
DESCRIPTION                                  TRANSACTION         VALUE           AMOUNT            DATE            (DEPRECIATION)
-----------                                  -----------         ------         --------         ---------         --------------
Euro                                            Sell             $2,367          $2,370          10/4/2005               $3
Euro                                            Sell             1,592            1,593          10/5/2005                1
                                                                                                                         --
                                                                                                                         $4
                                                                                                                         ==

The accompanying notes are an integral part of this financial statement.

 HARTFORD STOCK HLS FUND

 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
COMMON STOCK -- 99.3%
            BASIC MATERIALS -- 4.1%
    766     3M Co. ...........................................  $   56,223
  1,205     Dow Chemical Co. .................................      50,204
    279     DuPont (E.I.) de Nemours & Co. ...................      10,944
  2,795     Rio Tinto plc.....................................     114,535
                                                                ----------
                                                                   231,906
                                                                ----------
            CAPITAL GOODS -- 4.0%
    894     Boeing Co. H......................................      60,720
    634     Deere & Co. ......................................      38,795
    313     Illinois Tool Works, Inc. H.......................      25,736
    707     Ingersoll-Rand Co. Class A........................      27,029
  1,374     United Technologies Corp. H.......................      71,249
                                                                ----------
                                                                   223,529
                                                                ----------
            CONSUMER CYCLICAL -- 10.8%
  2,057     Caterpillar, Inc. ................................     120,819
  1,413     Costco Wholesale Corp. ...........................      60,899
  3,053     Dollar General Corp. .............................      55,983
  1,268     Federated Department Stores, Inc. H...............      84,818
  2,732     Gap, Inc. H.......................................      47,621
  2,761     Home Depot, Inc. .................................     105,285
  1,023     McDonald's Corp. .................................      34,267
  2,027     Toyota Motor Corp. ...............................      93,513
                                                                ----------
                                                                   603,205
                                                                ----------
            CONSUMER STAPLES -- 5.6%
  1,433     Archer-Daniels-Midland Co. .......................      35,343
  1,299     Coca-Cola Co. ....................................      56,082
  1,909     PepsiCo, Inc. ....................................     108,231
  1,971     Procter & Gamble Co. H............................     117,219
                                                                ----------
                                                                   316,875
                                                                ----------
            ENERGY -- 8.4%
  1,019     BHP Billiton Ltd. ADR H...........................      34,819
    348     Chevron Corp. ....................................      22,541
  1,277     ConocoPhillips....................................      89,247
  2,216     Exxon Mobil Corp. ................................     140,824
    361     Occidental Petroleum Corp. .......................      30,806
    896     Schlumberger Ltd. ................................      75,638
    380     Total S.A. ADR....................................      51,571
  1,133     Williams Cos., Inc. ..............................      28,372
                                                                ----------
                                                                   473,818
                                                                ----------
            FINANCE -- 19.8%
  2,705     American International Group, Inc. ...............     167,614
  2,423     Bank of America Corp. ............................     102,021
  3,040     Citigroup, Inc. ..................................     138,403
    111     Countrywide Financial Corp. H.....................       3,654
    707     Credit Suisse Group ADR H.........................      31,425
  1,084     Federal National Mortgage Association.............      48,589
    428     General Growth Properties, Inc. H.................      19,220
    480     Goldman Sachs Group, Inc. ........................      58,370
  3,893     MBNA Corp. .......................................      95,914
      8     Mitsubishi UFJ Financial Group, Inc. .............     104,678
    268     ORIX Corp. .......................................      48,609
  2,449     St. Paul Travelers Cos., Inc. ....................     109,902

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
            FINANCE -- (CONTINUED)
  1,791     State Street Corp. ...............................  $   87,601
    399     UBS AG H..........................................      34,132
 10,420     UniCredito Italiano S.p.A. .......................      58,810
                                                                ----------
                                                                 1,108,942
                                                                ----------
            HEALTH CARE -- 14.1%
  1,543     Abbott Laboratories...............................      65,440
    677     Amgen, Inc. B.....................................      53,929
    386     AstraZeneca plc...................................      18,043
    544     AstraZeneca plc ADR...............................      25,622
    620     Cardinal Health, Inc. ............................      39,352
    400     Forest Laboratories, Inc. B.......................      15,596
    344     Genzyme Corp. B...................................      24,630
    525     Gilead Sciences, Inc. B...........................      25,604
  2,481     Lilly (Eli) & Co. ................................     132,756
  1,922     Medtronic, Inc. ..................................     103,068
  3,307     Pfizer, Inc. .....................................      82,567
    996     Quest Diagnostics, Inc. ..........................      50,343
    304     Roche Holding AG..................................      42,272
  1,316     Sanofi-Aventis S.A. ADR H.........................      54,676
  2,757     Schering-Plough Corp. ............................      58,028
                                                                ----------
                                                                   791,926
                                                                ----------
            SERVICES -- 4.7%
  2,608     Accenture Ltd. Class A BH.........................      66,387
    207     Starwood Hotels & Resorts Worldwide, Inc. ........      11,823
  1,087     Univision Communications, Inc. Class A B..........      28,833
  1,712     Viacom, Inc. Class B..............................      56,526
  1,522     Walt Disney Co. ..................................      36,718
  1,696     XM Satellite Radio Holdings, Inc. Class A BH......      60,889
                                                                ----------
                                                                   261,176
                                                                ----------
            TECHNOLOGY -- 25.6%
  1,696     Applied Materials, Inc. ..........................      28,759
  4,102     AT&T Corp. .......................................      81,212
    193     Bunka Shutter Co., Ltd. ..........................     109,035
  7,235     Cisco Systems, Inc. B.............................     129,725
     @@     Computer Associates International, Inc. ..........           1
  3,285     Dell, Inc. B......................................     112,347
    314     Electronic Arts, Inc. B...........................      17,875
  1,797     EMC Corp./Massachusetts B.........................      23,257
  2,374     First Data Corp. .................................      94,964
  5,268     General Electric Co. .............................     177,374
  1,747     Hewlett-Packard Co. ..............................      50,998
    566     International Business Machines Corp. ............      45,388
    321     KLA-Tencor Corp. H................................      15,632
  8,500     Microsoft Corp. ..................................     218,695
    636     Research In Motion Ltd. BH........................      43,482
  3,420     Sprint Nextel Corp. ..............................      81,320
  8,154     Time Warner, Inc. ................................     147,676
  1,501     Yahoo!, Inc. B....................................      50,777
                                                                ----------
                                                                 1,428,517
                                                                ----------
            TRANSPORTATION -- 1.5%
  1,723     Carnival Corp. H..................................      86,106
                                                                ----------

The accompanying notes are an integral part of this financial statement.

 HARTFORD STOCK HLS FUND

 SEPTEMBER 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
COMMON STOCK -- (CONTINUED)
            UTILITIES -- 0.7%
    783     Exelon Corp. .....................................  $   41,854
                                                                ----------
            Total common stock
              (cost $5,139,822)...............................  $5,567,854
                                                                ----------
PRINCIPAL
AMOUNT
---------
SHORT-TERM INVESTMENTS -- 5.2%
            FINANCE -- 0.3%
 $  646     Bank of America Mortgage Joint Repurchase
              Agreement,
              3.25%, 10-3-2005 @..............................  $      646
  2,692     Bank of America TriParty Mortgage Joint Repurchase
              Agreement,
              3.87%, 10-3-2005 @..............................       2,692
  1,327     Deutsche Bank Joint Repurchase Agreement,
              3.78%, 10-3-2005 @..............................       1,327
  1,401     J.P. Morgan Chase TriParty Mortgage Joint
              Repurchase Agreement,
              3.87%, 10-3-2005 @..............................       1,401
  2,507     Morgan Stanley TriParty Joint Repurchase
              Agreement,
              3.85%, 10-3-2005 @..............................       2,507
  6,805     UBS Securities, LLC Joint Repurchase Agreement,
              3.90%, 10-3-2005 @..............................       6,805
                                                                ----------
                                                                    15,378
                                                                ----------
SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITIES
            LENDING -- 4.9%
273,497     BNY Institutional Cash Reserve Fund...............     273,497
                                                                ----------
            Total short-term investments
              (cost $288,875).................................  $  288,875
                                                                ----------
            TOTAL INVESTMENTS IN SECURITIES
              (COST $5,428,697) O.............................  $5,856,729
            OTHER ASSETS & LIABILITIES........................    (247,966)
                                                                ----------
            TOTAL NET ASSETS..................................  $5,608,763
                                                                ==========

Note:  Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 14.87% of total net assets at September 30, 2005.

       Security valued in good faith at fair value by, or under the direction of, the
       Funds' Board of Directors. The aggregate value of these securities at September 30,
       2005, was $547,221, which represents 9.76% of total net assets.

    U  For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

    B  Currently non-income producing.

    O  At September 30, 2005, the cost of securities for federal income tax purposes is
       $5,436,032 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation..................................................  $ 598,459
       Unrealized depreciation..................................................   (177,762)
                                                                                  ---------
       Net unrealized appreciation..............................................  $ 420,697
                                                                                  =========

    H  Security is fully or partially on loan at September 30, 2005.

      FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT SEPTEMBER 30, 2005

                                                                                                                     UNREALIZED
                                                      MARKET             CONTRACT             DELIVERY              APPRECIATION
DESCRIPTION                    TRANSACTION             VALUE              AMOUNT                DATE               (DEPRECIATION)
-----------                    -----------            -------            --------            ----------            --------------
British Pound                     Sell                $   823            $   823             10-5-2005                  $ @@
Japanese Yen                      Sell                  3,622              3,629             10-3-2005                    (7)
Japanese Yen                      Sell                  1,435              1,439             10-3-2005                    (4)
Japanese Yen                      Sell                 20,586             20,666             10-4-2005                   (80)
Japanese Yen                      Sell                  1,345              1,348             10-5-2005                    (3)
Swiss Francs                      Sell                    261                261             10-5-2005                    @@
                                                                                                                        ----
                                                                                                                        $(94)
                                                                                                                        ====

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

 @ Repurchase agreements collateralized as follows:

                                                                                                                  EXPIRATION
                                                                    SECURITY TYPE            COUPON RATE             DATE
                                                                    -------------            ------------         ----------
   Bank of America TriParty Joint Repurchase Agreement           FNMA                               5.00%              2035
   Bank of America Joint Repurchase Agreement                    U.S. Treasury Note                3.375%              2009
   Deutsche Bank Joint Repurchase Agreement                      FHLMC                        4.00%-7.00%         2018-2034
                                                                 FNMA                         4.00%-6.00%         2018-2035
   J. P. Morgan Chase Tri Party Mortgage Joint Repurchase
     Agreement                                                   FNMA                         5.00%-6.00%         2025-2035
   Morgan Stanley TriParty Joint Repurchase Agreement            FHLMC                        4.50%-7.00%         2005-2020
                                                                 FNMA                         4.00%-6.00%         2013-2035
   UBS Securities, Inc. Joint Repurchase Agreement               FHLMC                       4.00%-13.50%         2007-2035
                                                                 FNMA                        4.00%-10.00%         2006-2035

 @@Due to the presentation of the financial statements in thousands, the number of shares and/or dollars round to zero.

The accompanying notes are an integral part of this financial statement.

 HARTFORD TOTAL RETURN BOND HLS FUND

 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE U
---------                                                       ----------
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -- 12.8%
            FINANCE -- 12.6%
$  5,786    American Express Credit Account Master Trust,
              4.268%, 2-1-2012................................  $    5,799
   2,039    AQ Finance CEB Trust,
              8.83%, 8-25-2033................................       1,998
     256    Asset Backed Funding Corp. NIM Trust, 4.55%,
              12-26-2033......................................         255
 286,066    Banc of America Commercial Mortgage, Inc.,
              4.08%, 12-10-2042 WK............................       6,986
   2,695    Banc of America Commercial Mortgage, Inc.,
              4.43%, 11-10-2039...............................       2,616
  32,877    Banc of America Commercial Mortgage, Inc.,
              6.02%, 9-11-2036 K..............................       4,597
  18,825    Banc of America,
              5.00%, 10-10-2045...............................         919
   4,200    Bank One Issuance Trust,
              4.77%, 2-16-2016................................       4,110
   2,491    Bear Stearns Commercial Mortgage Securities, Inc.,
              2.96%, 8-13-2039................................       2,402
  85,125    Bear Stearns Commercial Mortgage Securities, Inc.,
              4.07%, 7-11-2042 WK.............................       3,280
  67,095    Bear Stearns Commercial Mortgage Securities, Inc.,
              4.12%, 11-11-2041 WK............................       2,168
 147,144    Bear Stearns Commercial Mortgage Securities, Inc.,
              5.50%, 2-11-2041 K..............................       3,470
   2,800    California Infrastructure & Economic Development,
              6.38%, 9-25-2008................................       2,835
   4,000    California Infrastructure PG&E,
              6.48%, 12-26-2009...............................       4,134
   5,040    Capital One Multi-Asset Execution Trust,
              3.50%, 2-17-2009................................       5,011
  17,100    Capital One Prime Auto Receivables Trust,
              4.24%, 11-15-2007...............................      17,075
  18,575    Capital One Prime Multi-Asset Execution Trust,
              4.40%, 8-15-2011................................      18,508
   8,240    Chase Credit Card Master Trust,
              5.50%, 11-17-2008...............................       8,311
  12,560    Citibank Credit Card Issuance Trust,
              5.00%, 6-10-2015................................      12,436
   8,050    Citigroup Commercial Mortgage Trust,
              5.25%, 4-15-2040................................       8,176
   3,759    Conseco Finance Securitizations Corp.,
              5.79%, 5-1-2033.................................       3,773
   1,753    Countrywide Asset-Backed Certificates,
              5.46%, 5-25-2035................................       1,751
   3,468    Credit Suisse First Boston Mortgage Securities
              Corp.,
              2.08%, 5-15-2038................................       3,332

PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE U
---------                                                       ----------
            FINANCE -- (CONTINUED)
$252,046    Credit Suisse First Boston Mortgage Securities
              Corp.,
              4.39%, 7-1-2037 K...............................  $    8,263
   1,835    Credit Suisse First Boston Mortgage Securities
              Corp.,
              4.512%, 7-15-2037...............................       1,808
   1,834    Credit Suisse First Boston Mortgage Securities
              Corp.,
              4.686%, 7-15-2037...............................       1,789
  15,300    Credit Suisse First Boston Mortgage Securities
              Corp.,
              4.691%, 4-15-2037...............................      15,090
  15,000    GE Capital Commercial Mortgage Corp.,
              4.12%, 3-10-2040................................      14,589
  15,300    GE Capital Commercial Mortgage Corp.,
              4.706%, 5-10-2043...............................      15,207
  74,619    GMAC Commercial Mortgage Securities, Inc.,
              4.10%, 12-10-2041 WK............................       2,125
 183,000    Goldman Sachs Mortgage Securities Corp. II,
              4.38%, 8-10-2038 K..............................       2,557
   9,655    Goldman Sachs Mortgage Securities Corp. II,
              4.60%, 8-10-2038................................       9,592
  18,290    Goldman Sachs Mortgage Securities Corp. II,
              4.841%, 7-10-2039...............................      17,787
   1,477    Green Tree Financial Corp.,
              6.27%, 6-1-2030.................................       1,489
   2,161    Green Tree Financial Corp.,
              7.24%, 6-15-2028................................       2,279
   5,500    Herd Trust,
              7.00%, 9-27-2034................................       5,500
   4,908    Honda Auto Receivables Owner Trust,
              2.14%, 4-23-2007................................       4,882
 335,774    J.P. Morgan Chase Commercial Mortgage Securities
              Corp.,
              4.07%, 1-15-2042 WK.............................       6,611
 717,600    J.P. Morgan Chase Commercial Mortgage Securities
              Corp.,
              4.82%, 8-12-2037 WK.............................       3,832
  10,000    J.P. Morgan Chase Commercial Mortgage Securities
              Corp.,
              4.87%, 3-15-2046................................       9,966
  11,736    J.P. Morgan Chase Commercial Mortgage Securities
              Corp.,
              4.911%, 7-15-2042...............................      11,454
   6,546    J.P. Morgan Chase Commercial Mortgage Securities
              Corp.,
              4.941%, 7-15-2042...............................       6,389
  66,249    J.P. Morgan Chase Commercial Mortgage Securities
              Corp.,
              5.50%, 1-15-2038 K..............................       2,576
   8,221    LB-UBS Commercial Mortgage Trust,
              2.72%, 3-15-2007................................       7,970
   9,403    LB-UBS Commercial Mortgage Trust,
              3.34%, 9-15-2027................................       9,142
  17,000    LB-UBS Commercial Mortgage Trust,
              4.80%, 12-15-2029...............................      16,783

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE U
---------                                                       ----------
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -- (CONTINUED)
            FINANCE -- (CONTINUED)
$  3,481    Long Beach Asset Holdings Corp.,
              4.12%, 2-25-2035 M..............................  $    3,468
  13,950    MBNA Credit Card Master Note Trust,
              4.50%, 1-15-2013................................      13,880
  71,754    Merrill Lynch Mortgage Trust,
              3.96%, 9-12-2041 MWK............................       2,791
   1,834    Merrill Lynch Mortgage Trust,
              4.556%, 5-1-2043................................       1,810
 259,801    Merrill Lynch Mortgage Trust,
              4.57%, 5-1-2043 WK..............................       8,318
   1,834    Merrill Lynch Mortgage Trust,
              4.747%, 5-1-2043................................       1,794
   4,010    Morgan Stanley Auto Loan Trust,
              5.00%, 3-15-2012 M..............................       3,959
     192    Morgan Stanley Capital I,
              5.91%, 11-15-2031...............................         193
   6,835    Morgan Stanley Capital I,
              7.67%, 4-30-2039 MK.............................       7,087
  73,119    Morgan Stanley Dean Witter Capital I,
              0%, 8-25-2032 VWK...............................          @@
  59,460    Morgan Stanley Dean Witter Capital I,
              8.05%, 8-25-2032 VWK............................       3,237
   3,505    Park Place Securities, Inc.,
              4.21%, 9-25-2034 K..............................       3,521
   1,597    Peco Energy Transition Trust,
              6.05%, 3-1-2009.................................       1,620
   8,350    Peco Energy Transition Trust,
              6.13%, 3-1-2009.................................       8,630
   3,775    Popular ABS Mortgage Pass-Through Trust,
              4.75%, 12-25-2034...............................       3,676
   3,180    Popular ABS Mortgage Pass-Through Trust,
              5.42%, 4-25-2035................................       3,166
   6,625    Providian Gateway Master Trust,
              3.35%, 9-15-2011 M..............................       6,463
   8,150    Providian Gateway Master Trust,
              3.80%, 11-15-2011 M.............................       8,006
   4,670    Renaissance Home Equity Loan Trust,
              5.36%, 5-25-2035................................       4,625
   3,250    Residential Asset Mortgage Products, Inc.,
              4.98%, 8-25-2034................................       3,256
   1,039    Soundview Home Equity Loan Trust, Inc.,
              8.64%, 5-25-2030................................       1,061
  17,335    Standard Credit Card Master Trust,
              6.55%, 1-7-2007.................................      17,344
     439    Structured Asset Securities Corp.,
              2.94%, 2-25-2035................................         439
   2,616    USAA Auto Owner Trust,
              2.79%, 6-15-2007................................       2,608
  63,433    Wachovia Bank Commercial Mortgage Trust,
              3.65%, 2-15-2041 MWK............................       2,360
 258,233    Wachovia Bank Commercial Mortgage Trust,
              4.48%, 5-15-2044 MW.............................       8,271
   1,835    Wachovia Bank Commercial Mortgage Trust,
              4.52%, 5-15-2044................................       1,804

PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE U
---------                                                       ----------
            FINANCE -- (CONTINUED)
$  1,828    Wachovia Bank Commercial Mortgage Trust,
              4.70%, 5-15-2044................................  $    1,780
   8,050    Wachovia Bank Commercial Mortgage Trust,
              4.72%, 1-15-2041................................       7,974
  17,990    Wachovia Bank Commercial Mortgage Trust,
              4.79%, 4-15-2042................................      17,823
                                                                ----------
                                                                   470,586
                                                                ----------
            TRANSPORTATION -- 0.1%
   3,350    Connecticut RRB Special Purpose Trust CL&P,
              6.21%, 12-30-2011...............................       3,553
                                                                ----------
            UTILITIES -- 0.1%
   4,740    Pacific Gas & Electric Energy Recovery Funding
              LLC,
              3.87%, 6-25-2011................................       4,682
                                                                ----------
            Total asset & commercial mortgage backed
              securities
              (cost $486,524).................................  $  478,821
                                                                ----------
CORPORATE BONDS: INVESTMENT GRADE -- 28.2%
            BASIC MATERIALS -- 1.5%
$  5,050    Carter Holt Harvey Ltd.,
              9.50%, 12-1-2024................................  $    5,488
   8,340    Domtar, Inc.,
              7.875%, 10-15-2011..............................       8,256
  12,140    Falconbridge Ltd.,
              7.25%, 7-15-2012................................      13,365
   7,800    ICI Wilmington, Inc.,
              4.375%, 12-1-2008...............................       7,668
   7,200    Inco Ltd.,
              7.75%, 5-15-2012................................       8,188
   6,750    Lubrizol Corp.,
              5.50%, 10-1-2014................................       6,774
   7,995    Teck Cominco Ltd.,
              5.375%, 10-1-2015...............................       7,950
                                                                ----------
                                                                    57,689
                                                                ----------
            CAPITAL GOODS -- 0.5%
   5,600    Briggs & Stratton Corp.,
              8.875%, 3-15-2011...............................       6,412
   3,825    Raytheon Co.,
              6.55%, 3-15-2010................................       4,068
   6,000    Rockwell Automation, Inc.,
              6.70%, 1-15-2028................................       6,952
     135    Tyco International Group S.A.,
              6.75%, 2-15-2011................................         146
                                                                ----------
                                                                    17,578
                                                                ----------
            CONSUMER CYCLICAL -- 0.8%
  10,625    DaimlerChrysler N.A. Holdings Corp.,
              4.875%, 6-15-2010...............................      10,413
   4,150    Foster's Finance Corp.,
              4.875%, 10-1-2014 M.............................       4,005
   3,570    Masco Corp.,
              4.80%, 6-15-2015 H..............................       3,454

The accompanying notes are an integral part of this financial statement.

 HARTFORD TOTAL RETURN BOND HLS FUND

 SEPTEMBER 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE U
---------                                                       ----------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
            CONSUMER CYCLICAL -- (CONTINUED)
$  3,210    Masco Corp.,
              7.125%, 8-15-2013...............................  $    3,627
      80    McDonald's Corp.,
              7.05%, 11-15-2025...............................          83
     125    MDC Holdings, Inc.,
              5.50%, 5-15-2013................................         123
   9,210    PHH Corp.,
              7.125%, 3-1-2013................................       9,920
                                                                ----------
                                                                    31,625
                                                                ----------
            CONSUMER STAPLES -- 0.3%
      45    Altria Group, Inc.,
              6.375%, 2-1-2006................................          45
  11,520    Weyerhaeuser Co.,
              6.75%, 3-15-2012................................      12,448
                                                                ----------
                                                                    12,493
                                                                ----------
            ENERGY -- 2.6%
   8,225    Consolidated Natural Gas Co.,
              5.375%, 11-1-2006...............................       8,288
   3,470    EnCana Corp.,
              6.30%, 11-1-2011................................       3,715
   6,935    Enterprise Products Operating L.P.,
              4.625%, 10-15-2009..............................       6,777
     150    Husky Oil Ltd.,
              7.125%, 11-15-2006..............................         154
   5,000    Lasmo (USA), Inc.,
              7.50%, 6-30-2006................................       5,112
   6,800    Occidental Petroleum Corp.,
              7.375%, 11-15-2008..............................       7,347
   4,890    Panhandle Eastern Pipeline,
              2.75%, 3-15-2007................................       4,753
   8,770    Pioneer Natural Resources Co.,
              5.875%, 7-15-2016...............................       8,628
   3,561    Ras Laffan Liquefied Natural Gas Co., Ltd.,
              3.44%, 9-15-2009................................       3,444
  11,695    Ras Laffan Liquefied Natural Gas Co., Ltd.,
              5.298%, 9-30-2020...............................      11,672
   6,600    Schlumberger Ltd.,
              2.125%, 6-1-2023................................       7,780
  10,980    Transocean, Inc.,
              1.50%, 5-15-2021................................      11,323
   2,500    Union Oil Co. of California,
              9.375%, 2-15-2011...............................       3,023
   3,635    Valero Energy Corp.,
              7.50%, 4-15-2032................................       4,387
   2,160    Valero Energy Corp.,
              8.75%, 6-15-2030................................       2,878
   3,120    XTO Energy, Inc.,
              5.00%, 1-31-2015................................       3,058
   3,435    XTO Energy, Inc.,
              5.30%, 6-30-2015................................       3,434
                                                                ----------
                                                                    95,773
                                                                ----------

PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE U
---------                                                       ----------
            FINANCE -- 14.1%
$    120    AB Spintab,
              7.50%, 8-14-2006................................  $      123
   4,980    Abbey National plc,
              6.69%, 10-17-2005...............................       4,984
     100    Abbey National plc,
              7.35%, 10-15-2006...............................         103
     700    Aetna, Inc.,
              7.375%, 3-1-2006................................         708
   6,350    Aetna, Inc.,
              7.875%, 3-1-2011................................       7,237
   8,330    American General Finance Corp.,
              3.875%, 10-1-2009...............................       8,033
      75    American Savings Bank C.A.,
              6.625%, 2-15-2006 M.............................          75
      75    Americo Life, Inc.,
              7.875%, 5-1-2013................................          78
  18,030    Amvescap plc,
              4.50%, 12-15-2009...............................      17,734
      50    Associates Corp. N.A.,
              8.15%, 8-1-2009.................................          56
   9,035    AvalonBay Communities, Inc.,
              8.25%, 7-15-2008................................       9,832
  11,160    BAE Systems Holdings, Inc.,
              5.20%, 8-15-2015 B..............................      11,006
     200    Bank of New York Institutional Capital,
              7.78%, 12-1-2026................................         214
     125    Bank United,
              8.00%, 3-15-2009................................         137
     150    BankBoston Capital Trust IV,
              4.39%, 6-8-2028 K...............................         145
     200    Barclays Bank plc,
              8.55%, 6-15-2049................................         234
     175    Barnett Capital I,
              8.06%, 12-1-2026................................         187
   9,930    Block Financial Corp.,
              5.125%, 10-30-2014..............................       9,636
  58,270    Bundesobligation,
              3.50%, 10-10-2008...............................      72,028
   5,800    Camden Property Trust,
              4.375%, 1-15-2010...............................       5,640
     200    Canada Government,
              7.25%, 6-1-2007.................................         183
     200    Canada Government,
              9.00%, 3-1-2011.................................         217
     350    Capital One Financial Corp.,
              7.25%, 5-1-2006.................................         355
     250    Centura Capital Trust I,
              8.845%, 6-1-2027 V..............................         275
   6,500    CIT Group, Inc.,
              4.00%, 5-8-2008 H...............................       6,390
   5,740    CIT Group, Inc.,
              4.125%, 11-3-2009 H.............................       5,600
   6,300    Credit Suisse First Boston USA, Inc.,
              6.50%, 1-15-2012................................       6,822
     175    Cullen Frost Cap Trust I,
              5.42%, 3-1-2034 K...............................         180

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE U
---------                                                       ----------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
            FINANCE -- (CONTINUED)
$    250    Deutschland Bundesrepublic,
              4.50%, 7-4-2009.................................  $      321
   3,800    Duke Realty Corp.,
              5.25%, 1-15-2010 H..............................       3,838
      75    EOP Operating L.P.,
              8.375%, 3-15-2006...............................          76
   3,500    ERAC USA Finance Co.,
              5.60%, 5-1-2015 M...............................       3,536
   8,170    ERP Operating L.P.,
              6.58%, 4-13-2015................................       8,935
      75    First American Capital Trust I,
              8.50%, 4-15-2012 V..............................          84
     105    First Empire Capital Trust I,
              8.234%, 2-1-2027................................         113
   5,550    Fondo LatinoAmericano De Reservas,
              3.00%, 8-1-2006 M...............................       5,489
   2,490    Ford Motor Credit Co.,
              5.70%, 1-15-10 H................................       2,262
  11,775    Ford Motor Credit Co.,
              7.00%, 10-1-2013 H..............................      10,920
   7,000    Ford Motor Credit Co.,
              7.375%, 2-1-2011................................       6,696
  24,455    France (Republic of),
              4.75%, 4/25/35..................................      35,473
     200    French Treasury,
              3.50%, 1-12-2008................................         246
  43,250    French Treasury,
              3.50%, 4-25-2015................................      53,456
      50    GE Global Insurance Holding Corp.,
              7.00%, 2-15-2026................................          51
     100    GE Global Insurance Holding Corp.,
              7.50%, 6-15-2010................................         109
     160    General Electric Capital Corp.,
              5.875%, 2-15-2012...............................         168
     100    General Electric Capital Corp.,
              6.00%, 6-15-2012................................         106
   5,620    General Motors Acceptance Corp.,
              8.57%, 12-1-2012 Z..............................       2,992
  17,270    General Motors Acceptance Corp.,
              8.64%, 6-15-2015 Z..............................       7,565
     100    Golden State Bancorp,
              10.00%, 10-1-2006...............................         105
      50    Goldman Sachs Group L.P.,
              7.25%, 10-1-2005 MH.............................          50
  16,705    Goldman Sachs Group, Inc.,
              5.25%, 4-1-2013.................................      16,870
      75    HSBC Capital Funding L.P.,
              4.61%, 12-27-2049 M.............................          72
     100    ING Capital Funding Trust III,
              8.439%, 12-31-2010..............................         115
   7,400    International Lease Finance Corp.,
              5.00%, 4-15-2010................................       7,426
     300    Italian Government,
              5.875%, 8-14-2008...............................         230
   9,500    J.P. Morgan Chase & Co.,
              5.125%, 9-15-2014 H.............................       9,476

PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE U
---------                                                       ----------
            FINANCE -- (CONTINUED)
$  8,450    J.P. Morgan Chase & Co.,
              5.25%, 5-1-2015 H...............................  $    8,503
   7,550    J.P. Morgan Chase & Co.,
              7.875%, 6-15-2010 H.............................       8,468
     150    LB Baden-Wuerttemberg,
              3.25%, 5-8-2008.................................         184
      80    Lloyds TSB Bank plc,
              3.875%, 6-29-2049 K.............................          69
  12,375    Manufacturers and Traders Trust Co.,
              3.79%, 6-20-2006 K..............................      12,379
   9,540    Marsh & McLennan Cos., Inc.,
              5.375%, 7-15-2014...............................       9,225
  13,920    MBNA Europe Funding plc,
              3.876%, 9-7-2005 M..............................      13,914
   6,575    Merrill Lynch & Co., Inc.,
              4.125%, 9-10-2009...............................       6,423
   8,700    Mizuho Financial Group, Inc.,
              5.79%, 4-15-2014 M..............................       9,062
   7,380    Morgan Stanley,
              4.75%, 4-1-2014.................................       7,120
   6,391    National Rural Utilities Cooperative Finance
              Corp.,
              3.00%, 2-15-2006................................       6,361
     100    National Westminster Bank,
              4.25%, 8-22-2049 K..............................          86
   7,100    Navistar Financial Corp. Owner Trust,
              3.53%, 10-15-2012...............................       6,886
     130    NBD Bank N.A.,
              8.25%, 11-1-2024................................         168
     150    PNC Capital Trust
              4.44%, 6-1-2028 K...............................         143
   4,200    PNC Funding Corp.,
              7.50%, 11-1-2009................................       4,610
     200    Prudential Holdings LLC,
              7.245%, 12-18-2023 M............................         239
   4,798    Prudential Insurance Co. of America,
              6.375%, 7-23-2006 M.............................       4,864
   8,300    Rabobank Capital Funding Trust III,
              5.25%, 12-29-2049 M.............................       8,269
      75    RBS Capital Trust I,
              4.709%, 7-1-2013................................          72
      96    Regional Diversified Funding,
              9.25%, 3-15-2030 M..............................         113
     550    ReliaStar Financial Corp.,
              8.00%, 10-30-2006...............................         566
   7,060    Resona Bank Ltd.,
              5.85%, 12-31-2049 M.............................       6,968
  10,700    Simon Property Group, Inc.,
              7.875%, 3-15-2016 M.............................      12,639
     100    Southern Investments UK plc,
              6.80%, 12-1-2006................................         102
   6,800    St. Paul Cos., Inc.,
              8.125%, 4-15-2010...............................       7,657
   7,340    Sumitomo Mitsui Banking,
              5.625%, 10-15-2015 MKH..........................       7,305
   3,995    SunTrust Banks, Inc.,
              6.00%, 2-15-2026................................       4,279

The accompanying notes are an integral part of this financial statement.

 HARTFORD TOTAL RETURN BOND HLS FUND

 SEPTEMBER 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE U
---------                                                       ----------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
            FINANCE -- (CONTINUED)
$  6,773    Textron Financial Corp.,
              5.875%, 6-1-2007................................  $    6,897
      35    Torchmark Corp.,
              7.875%, 5-15-2023...............................          43
   2,882    Travelers Property Casualty Corp.,
              5.00%, 3-15-2013 H..............................       2,824
     300    UBS Preferred Funding Trust I,
              8.622%, 10-1-2010...............................         348
   4,600    United Mexican States,
              4.625%, 10-8-2008...............................       4,577
   3,200    United Mexican States,
              5.875%, 1-15-2014...............................       3,309
     200    United Mexican States,
              7.50%, 4-8-2033.................................         232
   5,285    United Mexican States,
              8.125%, 12-30-2019..............................       6,408
      70    United Mexican States,
              9.875%, 1-15-2007...............................          75
   5,865    UnitedHealth Group, Inc.,
              4.125%, 8-15-2009...............................       5,746
      50    URC Holdings Corp.,
              7.875%, 6-30-2006 V.............................          51
   1,960    Verizon Global Funding Corp.,
              7.75%, 12-1-2030................................       2,388
      75    Washington Mutual, Inc.,
              8.25%, 4-1-2010.................................          84
   4,700    WellPoint, Inc.,
              6.80%, 8-1-2012.................................       5,183
                                                                ----------
                                                                   529,831
                                                                ----------
            HEALTH CARE -- 0.2%
   5,400    Humana, Inc.,
              7.25%, 8-1-2006.................................       5,491
   2,484    Manor Care, Inc.,
              6.25%, 5-1-2013.................................       2,600
                                                                ----------
                                                                     8,091
                                                                ----------
            SERVICES -- 1.6%
   8,180    American Greetings Corp.,
              6.10%, 8-1-2028.................................       8,354
   5,370    Army Hawaii Family Housing,
              5.524%, 6-15-2050 M.............................       5,508
     500    Comcast Cable Communications, Inc.,
              8.50%, 5-1-2027.................................         634
     100    Comcast Corp.,
              10.625%, 7-15-2012..............................         127
   3,800    FedEx Corp.,
              3.50%, 4-1-2009.................................       3,651
   3,000    Fiserv, Inc.,
              3.00%, 6-27-2008................................       2,848
   4,780    Liberty Media Corp.,
              8.25%, 2-1-2030 H...............................       4,577
   5,820    Marriott International, Inc.,
              7.875%, 9-15-2009 H.............................       6,433
   3,625    News America Holdings, Inc.,
              7.70%, 10-30-2025...............................       4,239

PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE U
---------                                                       ----------
            SERVICES -- (CONTINUED)
$  4,025    TCI Communications, Inc.,
              8.75%, 8-1-2015.................................  $    4,998
   7,975    Tele-Communications, Inc.,
              7.875%, 8-1-2013................................       9,221
     150    Waste Management, Inc.,
              7.375%, 8-1-2010................................         165
   7,165    WMX Technologies, Inc.,
              7.00%, 10-15-2006...............................       7,321
                                                                ----------
                                                                    58,076
                                                                ----------
            TECHNOLOGY -- 3.3%
   9,610    Affiliated Computer Services,
              5.20%, 6-1-2015.................................       9,368
   3,125    BellSouth Corp.,
              6.00%, 11-15-2034...............................       3,138
   7,300    British Sky Broadcasting plc,
              7.30%, 10-15-2006...............................       7,490
      75    British Telecommunications plc,
              7.875%, 12-15-2005..............................          76
  12,600    Cingular Wireless Services, Inc.,
              8.75%, 3-1-2031.................................      17,007
     175    Comsat Corp.,
              8.66%, 11-30-2006...............................         182
  22,725    Cox Communications, Inc.,
              5.50%, 10-1-2015................................      22,587
   5,690    Deutsche Telekom International Finance B.V.,
              8.50%, 6-15-2010................................       6,451
     150    GTE Corp.,
              6.94%, 4-15-2028................................         164
     165    GTE Corp.,
              8.75%, 11-1-2021................................         211
      45    GTE Hawaiian Telephone Co., Inc.,
              7.00%, 2-1-2006.................................          45
   6,775    Motorola, Inc.,
              8.00%, 11-1-2011 H..............................       7,921
     150    New England Telephone & Telegraph Co.,
              7.65%, 6-15-2007................................         156
   4,457    Raytheon Co.,
              4.50%, 11-15-2007...............................       4,431
   3,655    Raytheon Co.,
              8.30%, 3-1-2010.................................       4,147
   9,400    SBC Communications, Inc.,
              6.15%, 9-15-2034 H..............................       9,620
   5,955    Telus Corp.,
              8.00%, 6-1-2011.................................       6,813
   4,045    Thomas & Betts Corp.,
              7.25%, 6-1-2013.................................       4,323
  16,610    Verizon Global Funding Corp.,
              5.85%, 9-15-2035................................      16,335
   1,500    Verizon Maryland, Inc.,
              8.30%, 8-1-2031.................................       1,831
     125    Verizon Virginia, Inc.,
              4.625%, 3-15-2013...............................         120
                                                                ----------
                                                                   122,416
                                                                ----------

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE U
---------                                                       ----------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
            TRANSPORTATION -- 0.3%
$  4,819    American Airlines, Inc.,
              6.98%, 4-1-2011.................................  $    4,880
   5,138    Continental Airlines, Inc.,
              8.048%, 11-1-2020...............................       5,100
     325    Roadway Corp.,
              8.25%, 12-1-2008................................         349
                                                                ----------
                                                                    10,329
                                                                ----------
            UTILITIES -- 2.6%
      50    AmerenEnergy Generating Co.,
              7.75%, 11-1-2005................................          50
   2,940    Buckeye Partners, L.P.,
              5.30%, 10-15-2014...............................       2,928
   1,750    Centerior Energy Corp.,
              7.13%, 7-1-2007.................................       1,820
     175    Centerpoint Energy Resources Corp.,
              6.50%, 2-1-2008.................................         181
   6,110    Centerpoint Energy Resources Corp.,
              7.875%, 4-1-2013................................       7,048
   7,475    CenterPoint Energy, Inc.,
              6.85%, 6-1-2015 H...............................       8,230
     125    Consolidated Edison, Inc.,
              7.75%, 6-1-2026.................................         130
   4,000    Consumers Energy Co.,
              5.15%, 2-15-2017 H..............................       3,943
   5,190    Consumers Energy Co.,
              5.375%, 4-15-2013...............................       5,247
   3,875    Detroit Edison Co.,
              6.125%, 10-1-2010...............................       4,094
   8,774    Dominion Resources, Inc.,
              4.30%, 9-28-2007................................       8,772
      80    Dominion Resources, Inc.,
              5.25%, 8-1-2033 H...............................          80
   6,080    Duke Energy Corp.,
              3.75%, 3-5-2008.................................       5,959
   5,685    Empresa Nacional de Electricidad SA,
              8.625%, 8-1-2015 H..............................       6,638
   6,720    FirstEnergy Corp.,
              6.45%, 11-15-2011...............................       7,155
   8,600    FPL Group Capital, Inc.,
              3.25%, 4-11-2006................................       8,551
   1,475    Kansas Gas & Electric Co.,
              6.20%, 1-15-2006................................       1,483
      90    Kern River Funding Corp.,
              4.893%, 4-30-2018 M.............................          89
  15,960    Kinder Morgan Energy Partners L.P.,
              5.80%, 3-15-2035................................      15,329
     150    Kinder Morgan, Inc.,
              6.80%, 3-1-2008.................................         157
     113    Niagara Mohawk Power Corp.,
              7.625%, 10-1-2005...............................         113
   3,100    Pacificorp,
              6.12%, 1-15-2006................................       3,116
   4,150    Texas-New Mexico Power Co.,
              6.125%, 6-1-2008................................       4,218

PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE U
---------                                                       ----------
            UTILITIES -- (CONTINUED)
$  1,400    Westar Energy, Inc.,
              5.15%, 1-1-2017.................................  $    1,391
     200    Yorkshire Power Finance,
              6.496%, 2-25-2008...............................         207
                                                                ----------
                                                                    96,929
                                                                ----------
            Total corporate bonds: investment grade
              (cost $1,044,520)...............................  $1,040,830
                                                                ----------
CORPORATE BONDS: NON-INVESTMENT GRADE -- 4.3%
            BASIC MATERIALS -- 1.1%
$  3,450    CSN Islands VIII Corp.,
              10.00%, 1/15/15 M...............................  $    3,838
      40    Equistar Chemicals L.P.,
              10.125%, 9-1-2008...............................          43
  12,210    International Steel Group, Inc.,
              6.50%, 4-15-2014 H..............................      12,088
      65    Owens-Illinois, Inc.,
              7.50%, 5-15-2010 H..............................          66
  12,100    Potlatch Corp.,
              12.50%, 12-1-2009...............................      14,649
   9,711    Vedanta Resources plc,
              6.625%, 2-22-2010 M.............................       9,605
                                                                ----------
                                                                    40,289
                                                                ----------
            CAPITAL GOODS -- 0.3%
  12,155    Bombardier, Inc.,
              6.30%, 5-1-2014 MH..............................      10,757
     490    Xerox Corp.,
              9.75%, 1-15-2009................................         549
                                                                ----------
                                                                    11,306
                                                                ----------
            CONSUMER CYCLICAL -- 0.3%
   7,660    Delphi Corp.,
              6.55%, 6-15-06 H................................       5,630
   6,610    Desarrolladora Homes S.A.,
              7.50%, 9-28-2015 M..............................       6,610
                                                                ----------
                                                                    12,240
                                                                ----------
            ENERGY -- 0.2%
   7,300    El Paso CGP Co.,
              6.50%, 6-1-2008.................................       7,191
     220    Husky Oil Ltd.,
              8.90%, 8-15-2028................................         238
     200    Newfield Exploration Co.,
              7.625%, 3-1-2011................................         217
                                                                ----------
                                                                     7,646
                                                                ----------
            FINANCE -- 0.2%
      75    Host Marriott L.P.,
              9.50%, 1-15-2007................................          78
   7,895    Ryder System, Inc.,
              5.00%, 6-15-2012................................       7,706
                                                                ----------
                                                                     7,784
                                                                ----------

The accompanying notes are an integral part of this financial statement.

 HARTFORD TOTAL RETURN BOND HLS FUND

 SEPTEMBER 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE U
---------                                                       ----------
CORPORATE BONDS: NON-INVESTMENT GRADE -- (CONTINUED)
            HEALTH CARE -- 0.7%
$ 14,210    Genentech, Inc.,
              4.75%, 7-15-2015................................  $   13,937
   6,240    HCA, Inc.,
              6.375%, 1-15-2015 H.............................       6,174
   4,935    HCA, Inc.,
              6.95%, 5-1-2012.................................       5,076
     250    HCA, Inc.,
              7.00%, 7-1-2007.................................         256
                                                                ----------
                                                                    25,443
                                                                ----------
            TECHNOLOGY -- 1.1%
   7,475    Intelsat Bermuda Ltd.,
              8.695%, 1-15-2012...............................       7,606
   3,185    Intelsat Ltd.,
              6.50%, 11-1-2013................................       2,452
  11,410    L-3 Communications Corp.,
              3.00%, 8-1-2035.................................      11,667
  14,437    MCI, Inc.,
              7.69%, 5-1-2009.................................      14,978
   3,660    Shaw Communications, Inc.,
              8.25%, 4-11-2010................................       3,976
                                                                ----------
                                                                    40,679
                                                                ----------
            TRANSPORTATION -- 0.1%
   4,060    Hornbeck Offshore Services, Inc.,
              6.125%, 12-1-2014...............................       4,030
                                                                ----------
            UTILITIES -- 0.3%
      30    Dynegy Holdings, Inc.,
              10.125%, 7-15-2013..............................          31
   4,150    NorthWestern Corp.,
              7.30%, 12-1-2006................................       4,237
   5,095    Sierra Pacific Resources,
              6.75%, 8/15/17..................................       5,108
     500    Tennessee Gas Pipeline Co.,
              7.50%, 4-1-2017.................................         539
                                                                ----------
                                                                     9,915
                                                                ----------
            Total corporate bonds: non-investment grade
              (cost $158,132).................................  $  159,332
                                                                ----------
MUNICIPAL BONDS -- 0.7%
            GENERAL OBLIGATIONS -- 0.6%
$  7,325    Oregon School Boards Association,
              4.759%, Taxable Pension 6-30-2028...............  $    6,941
  15,200    State of Illinois,
              5.10%, Taxable Pension, 6-1-2033................      15,055
                                                                ----------
                                                                    21,996
                                                                ----------
            HOUSING (HFA'S, ETC.) -- 0.0%
     275    Industry Urban Development Agency/CA,
              6.10%, 5-1-2024.................................         286
                                                                ----------

PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE U
---------                                                       ----------
            MISCELLANEOUS -- 0.1%
$  4,709    Mashantucket Western Pequot Revenue Bond, 5.912%,
              9-1-2021........................................  $    4,736
                                                                ----------
            Total municipal bonds
              (cost $27,515)..................................  $   27,018
                                                                ----------
 SHARES
---------
PREFERRED STOCKS -- 0.5%
            FINANCE -- 0.5%
     367    Goldman Sachs Group, Inc. B.......................  $    9,303
     384    HSBC USA, Inc. B..................................       9,746
                                                                ----------
            Total preferred stocks
              (cost $18,775)..................................  $   19,049
                                                                ----------
PRINCIPAL
 AMOUNT
---------
U.S. GOVERNMENT SECURITIES -- 20.1%
            OTHER DIRECT FEDERAL OBLIGATIONS -- 0.4%
$ 46,200    Tennessee Valley Authority,
              3.13%, 11/1/25 Z................................  $   11,314
   2,350    Federal Home Loan Bank Corp.,
              7.51%, 2/20/07 K................................       2,434
                                                                ----------
                                                                    13,748
                                                                ----------
            U.S. TREASURY SECURITIES -- 19.7%
  37,408    0.875% 2010 J.....................................      37,598
  83,535    1.625% 2015 JH....................................      84,469
 260,740    2.25% 2006 H......................................     258,173
  22,465    2.375% 2025 J.....................................      24,914
   7,300    3.625% 2007 H.....................................       7,230
  77,320    3.875% 2010 H.....................................      76,185
  16,310    4.00% 2007 H......................................      16,255
 118,969    4.125% 2010-2015 H................................     116,937
  44,572    4.25% 2015 H......................................      44,293
  66,020    5.375% 2031 H.....................................      73,963
                                                                ----------
                                                                   740,017
                                                                ----------
            Total U.S. government securities
              (cost $759,515).................................  $  753,765
                                                                ----------
U.S. GOVERNMENT AGENCIES -- 29.1%
            FEDERAL HOME LOAN MORTGAGE CORPORATION -- 10.6%
$ 21,000    4.10% 2014........................................  $   20,600
  83,290    4.50% 2018........................................      81,704
  19,652    5.04% 2035 K......................................      19,517
 184,926    5.50% 2018-2035...................................     184,942
  89,694    6.00% 2017-2035...................................      91,261
      10    6.50% 2031-2032...................................          11
      20    7.50% 2029-2031...................................          21
                                                                ----------
                                                                   398,056
                                                                ----------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 13.1%
     250    3.67% 2009 K......................................         249
  55,160    4.50% 2035........................................      52,594
   5,316    4.706% 2034 K.....................................       5,290

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

PRINCIPAL
 AMOUNT
---------
U.S. GOVERNMENT AGENCIES -- (CONTINUED)
            FEDERAL NATIONAL MORTGAGE ASSOCIATION --
            (CONTINUED)
$  6,284    4.73% 2035 K......................................  $    6,236
   4,245    4.754% 2035 K.....................................       4,240
  10,735    4.806% 2035 K.....................................      10,672
   8,273    4.881% 2035 K.....................................       8,239
   5,596    4.927% 2035 K.....................................       5,572
  13,176    4.931% 2035 K.....................................      13,135
 130,208    5.00% 2018-2035...................................     129,144
 163,883    5.50% 2013-2035...................................     164,366
  71,115    6.00% 2012-2034...................................      72,445
  14,577    6.50% 2014-2034...................................      15,013
       3    6.50% 2016........................................           3
      59    7.00% 2016-2032...................................          62
       3    7.00% 2030........................................           3
   2,031    7.50% 2015-2032...................................       2,149
       9    8.00% 2032........................................          10
                                                                ----------
                                                                   489,422
                                                                ----------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 5.3%
  77,334    5.00% 2033-2035...................................      76,584
  58,157    5.50% 2033-2035...................................      58,692
  29,512    6.00% 2031-2034...................................      30,234
  33,058    6.50% 2028-2032...................................      34,417
     138    7.00% 2030-2031...................................         144
       1    7.50% 2032........................................           1
      19    8.50% 2024........................................          21
                                                                ----------
                                                                   200,093
                                                                ----------
            Total U.S. government agencies
              (cost $1,096,605)...............................  $1,087,571
                                                                ----------
 SHARES
---------
WARRANTS -- 0.0%
            TECHNOLOGY -- 0.0%
      @@    Ntelos, Inc. B....................................          @@
                                                                ----------
            Total warrants
              (cost $1).......................................  $       @@
                                                                ----------
SHORT-TERM INVESTMENTS -- 29.7%
            CONSUMER CYCLICAL -- 1.0%
  37,000    Fortune Brands, Inc.,
              3.87%, 10-12-2005...............................  $   36,916
                                                                ----------

 SHARES
---------
            FINANCE -- 8.0%
$ 99,425    BNP Paribas Repurchase Agreement,
              3.25%, 10-3-2005................................  $   99,425
  85,221    RBS Greenwich Repurchase Agreement,
              3.25%, 10-3-2005................................      85,221
 114,220    UBS Warburg Securities, Inc. Repurchase Agreement,
              3.27%, 10-3-2005................................     114,220
                                                                ----------
                                                                   298,866
                                                                ----------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 20.7%
 776,153    Navigator Prime Portfolio.........................     776,153
                                                                ----------
            Total short-term investments
              (cost $1,111,935)...............................  $1,111,935
                                                                ----------
            TOTAL INVESTMENTS IN SECURITIES
              (COST $4,703,522) O.............................  $4,678,321
                                                                ----------
            OTHER ASSETS & LIABILITIES........................    (934,670)
                                                                ----------
            TOTAL NET ASSETS..................................  $3,743,651
                                                                ==========

Note:  Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 10.12% of total net assets at September 30, 2005.

    U  For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

    B  Currently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

    O  At September 30, 2005, the cost of securities for federal income tax purposes is
       $4,703,672 and the aggregate gross unrealized appreciation and depreciation based on that cost was:
       Unrealized appreciation..................................................  $ 16,495
       Unrealized depreciation..................................................   (41,846)
                                                                                  --------
       Net unrealized depreciation..............................................  $(25,351)
                                                                                  ========

    V  The following securities are considered illiquid. Securities identified below as
       144A are securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to qualified institutional buyers.

The accompanying notes are an integral part of this financial statement.

 HARTFORD TOTAL RETURN BOND HLS FUND

 SEPTEMBER 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

      PERIOD ACQUIRED         SHARES/PAR                                   SECURITY                                   COST BASIS
      ---------------         ----------                                   --------                                   ----------
                                                 Centura Capital Trust I,
      2003                         250           8.845%, 6-1-2027                                                       $  314
                                                 First American Capital Trust I,
      2004                          75           8.50%, 4-15-2012                                                           85
      2000                          @@           Ntelos, Inc.                                                                1
                                                 URC Holdings Corp.,
      2003                          50           7.875%, 6-30-2006                                                          53
                                                 Morgan Stanley Dean Witter Capital I,
      2005                      59,460           8.05%, 8-25-2032                                                        3,533
                                                 Morgan Stanley Dean Witter Capital I,
      2005                      73,119           0%, 8-25-2032                                                              @@

       The aggregate value of these securities at September 30, 2005, was $3,647, which represents 0.10% of total net assets.

    M  Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to qualified institutional buyers.
       Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at September 30,
       2005, was $268,550, which represents 7.17% of total net assets.

    K Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2005.

    Z  The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

    J  U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

    W  The interest rates disclosed for interest only strips represent effective yields based upon estimated future cash flows at September 30, 2005.

    H  Security is fully or partially on loan at September 30, 2005.

      FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT SEPTEMBER 30, 2005

                                                                                                         UNREALIZED
                                                                   CONTRACT          DELIVERY           APPRECIATION
      DESCRIPTION         TRANSACTION         MARKET VALUE          AMOUNT             DATE            (DEPRECIATION)
      -----------         -----------         ------------         --------         ----------         --------------
      Euro                    Buy               $ 53,274           $ 54,713         10-26-2005            $(1,440)
      Euro                    Buy                 54,146             55,881         10-26-2005             (1,735)
      Euro                    Buy                 18,049             18,797         10-26-2005               (748)
      Euro                   Sell                217,789            220,076         10-26-2005              2,287
      Euro                   Sell                 72,195             73,475         10-26-2005              1,280
                                                                                                          -------
                                                                                                          $  (356)
                                                                                                          =======

 @   Repurchase agreements collateralized as follows:

                                                                  SECURITY TYPE             COUPON RATE           EXPIRATION DATE
                                                                  -------------             -----------           ---------------
      BNP Paribas Repurchase Agreement                         U.S. Treasury Bonds            5.25%-8.75%            2017-2029
                                                               U.S. Treasury Note                  12.50%                 2014
      RBS Greenwich Repurchase Agreement                       U.S. Treasury Bond                  8.875%                 2019
                                                               U.S. Treasury Notes          2.375%-12.75%            2006-2010
      UBS Warburg Repurchase Agreement                         U.S. Treasury Bonds           5.25%-9.875%            2015-2029
                                                               U.S. Treasury Notes         2.625%-10.625%            2008-2015

  @@ Due to the presentation of the financial statements in thousands, the number of shares and/or dollars round to zero.

The accompanying notes are an integral part of this financial statement.

 HARTFORD VALUE HLS FUND

 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
COMMON STOCK -- 96.2%
            BASIC MATERIALS -- 8.7%
    237     Alcoa, Inc. ......................................  $  5,785
     91     Cameco Corp. .....................................     4,874
     88     Dow Chemical Co. .................................     3,684
    133     DuPont (E.I.) de Nemours & Co. ...................     5,210
     92     Huntsman Corp. B..................................     1,801
     48     Kimberly-Clark Corp. .............................     2,875
     88     Precision Castparts Corp. ........................     4,662
                                                                --------
                                                                  28,891
                                                                --------
            CAPITAL GOODS -- 3.3%
     63     General Dynamics Corp. ...........................     7,484
     64     Rockwell Automation, Inc. ........................     3,407
                                                                --------
                                                                  10,891
                                                                --------
            CONSUMER CYCLICAL -- 8.1%
    227     Caterpillar, Inc. ................................    13,342
    167     Dollar General Corp. .............................     3,059
     96     McDonald's Corp. .................................     3,208
     48     NIKE, Inc. Class B................................     3,929
    136     Safeway, Inc. ....................................     3,469
                                                                --------
                                                                  27,007
                                                                --------
            CONSUMER STAPLES -- 4.8%
    112     Campbell Soup Co. ................................     3,326
    109     Kellogg Co. ......................................     5,033
    132     PepsiCo, Inc. ....................................     7,480
                                                                --------
                                                                  15,839
                                                                --------
            ENERGY -- 12.6%
    178     ConocoPhillips....................................    12,409
    268     Exxon Mobil Corp. ................................    17,035
    198     GlobalSantaFe Corp. ..............................     9,051
     40     Occidental Petroleum Corp. .......................     3,426
                                                                --------
                                                                  41,921
                                                                --------
            FINANCE -- 27.2%
     62     ACE Ltd. .........................................     2,923
    120     American International Group, Inc. ...............     7,410
    315     Bank of America Corp. ............................    13,253
     56     Chubb Corp. ......................................     5,042
    275     Citigroup, Inc. ..................................    12,513
    104     Golden West Financial Corp. ......................     6,153
     60     Goldman Sachs Group, Inc. ........................     7,319
    127     J.P. Morgan Chase & Co. ..........................     4,297
    144     National City Corp. ..............................     4,822
     41     PNC Financial Services Group, Inc. ...............     2,350
     87     Principal Financial Group, Inc. ..................     4,107
     44     SunTrust Banks, Inc. .............................     3,035
    108     U.S. Bancorp......................................     3,019
     45     Washington Mutual, Inc. ..........................     1,745
    114     WellPoint, Inc. B.................................     8,643
     73     Wells Fargo & Co. ................................     4,293
                                                                --------
                                                                  90,924
                                                                --------
            HEALTH CARE -- 7.2%
    123     Baxter International, Inc. .......................     4,896
    277     CVS Corp. ........................................     8,047

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
            HEALTH CARE -- (CONTINUED)
    200     Pfizer, Inc. .....................................  $  4,989
    133     Wyeth.............................................     6,159
                                                                --------
                                                                  24,091
                                                                --------
            SERVICES -- 1.5%
    173     Comcast Corp. Class A B...........................     5,068
                                                                --------
            TECHNOLOGY -- 11.3%
    190     Applied Materials, Inc. ..........................     3,226
    100     AT&T Corp. .......................................     1,974
     29     Beckman Coulter, Inc. ............................     1,587
    228     BellSouth Corp. ..................................     5,986
     65     Emerson Electric Co. .............................     4,681
    132     Intel Corp. ......................................     3,246
     55     Lam Research Corp. B..............................     1,670
    105     Motorola, Inc. ...................................     2,328
    188     SBC Communications, Inc. .........................     4,509
    176     Sprint Nextel Corp. ..............................     4,185
    245     Time Warner, Inc. ................................     4,432
                                                                --------
                                                                  37,824
                                                                --------
            TRANSPORTATION -- 2.3%
     54     CSX Corp. ........................................     2,529
    338     Southwest Airlines Co. ...........................     5,019
                                                                --------
                                                                   7,548
                                                                --------
            UTILITIES -- 9.2%
     71     Consolidated Edison, Inc. ........................     3,462
     71     Dominion Resources, Inc. .........................     6,133
     21     Entergy Corp. ....................................     1,553
     88     Exelon Corp. .....................................     4,703
     70     FPL Group, Inc. ..................................     3,322
     94     PPL Corp. ........................................     3,029
     17     Progress Energy, Inc. ............................       765
     66     SCANA Corp. ......................................     2,784
     46     Southern Co. .....................................     1,649
     28     TXU Corp. ........................................     3,206
                                                                --------
                                                                  30,606
                                                                --------
            Total common stock
              (cost $269,746).................................  $320,610
                                                                --------
PRINCIPAL
AMOUNT
---------
SHORT-TERM INVESTMENTS -- 5.7%
            FINANCE -- 5.7%
 $  917     Bank of America Mortgage Joint Repurchase
              Agreement,
              3.25%, 10-3-2005 @..............................  $    917
  3,822     Bank of America TriParty Mortgage Joint Repurchase
              Agreement,
              3.87%, 10-3-2005 @..............................     3,822
  1,884     Deutsche Bank Joint Repurchase Agreement,
              3.78%, 10-3-2005 @..............................     1,884

The accompanying notes are an integral part of this financial statement.

 HARTFORD VALUE HLS FUND

 SEPTEMBER 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
SHORT-TERM INVESTMENTS -- (CONTINUED)
            FINANCE -- (CONTINUED)
 $1,989     J.P. Morgan Chase TriParty Mortgage Joint
              Repurchase Agreement,
              3.87%, 10-3-2005 @..............................  $  1,989
  3,560     Morgan Stanley TriParty Joint Repurchase
              Agreement,
              3.85%, 10-3-2005 @..............................     3,560
  6,805     UBS Securities, LLC Joint Repurchase Agreement,
              3.90%, 10-3-2005 @..............................     6,805
                                                                --------
            Total short-term investments
              (cost $18,977)..................................  $ 18,977
                                                                --------
            TOTAL INVESTMENTS IN SECURITIES
              (COST $288,723) O...............................  $339,587
            OTHER ASSETS & LIABILITIES........................    (6,304)
                                                                --------
            TOTAL NET ASSETS..................................  $333,283
                                                                ========

Note:  Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 1.46% of total net assets at September 30, 2005.

    U  For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

    B  Currently non-income producing.

    O  At September 30, 2005, the cost of securities for federal income tax purposes is
       $290,068 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation..................................................  $55,473
       Unrealized depreciation..................................................   (5,954)
                                                                                  -------
       Net unrealized appreciation..............................................  $49,519
                                                                                  =======

 @ Repurchase agreements collateralized as follows:

                                                                                                                 EXPIRATION
                                                                   SECURITY TYPE            COUPON RATE             DATE
                                                                   -------------            -----------          ----------
   Bank of America TriParty Joint Repurchase Agreement           FNMA                              5.00%              2035
   Bank of America Joint Repurchase Agreement                    U.S. Treasury Note               3.375%              2009
   Deutsche Bank Joint Repurchase Agreement                      FHLMC                       4.00%-7.00%         2018-2034
                                                                 FNMA                        4.00%-6.00%         2018-2035
   J. P. Morgan Chase Tri Party Mortgage Joint Repurchase
     Agreement                                                   FNMA                        5.00%-6.00%         2025-2035
   Morgan Stanley TriParty Joint Repurchase Agreement            FHLMC                       4.50%-7.00%         2005-2020
                                                                 FNMA                        4.00%-6.00%         2013-2035
   UBS Securities, Inc. Joint Repurchase Agreement               FHLMC                      4.00%-13.50%         2007-2035
                                                                 FNMA                       4.00%-10.00%         2006-2035

The accompanying notes are an integral part of this financial statement.

ITEM 2. CONTROLS AND PROCEDURES.

         (a) Based on an evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report, the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the date of this report, including ensuring that information required to be disclosed in the report is accumulated and communicated to the Registrant's management, including the Registrant's officers, as appropriate, to allow timely decisions regarding required disclosure.

         (b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

         (a) Section 302 certifications of the principal executive officer and principal financial officer of Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                    HARTFORD SERIES FUND, INC.


Date: November 14, 2005             By: /s/ David M. Znamierowski
                                        ----------------------------------------
                                        David M. Znamierowski
                                        Its: President


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


Date: November 14, 2005             By: /s/ David M. Znamierowski
                                        ----------------------------------------
                                        David M. Znamierowski
                                        Its: President


Date: November 14, 2005             By: /s/ Tamara L. Fagely
                                        ----------------------------------------
                                        Tamara L. Fagely
                                        Its: Vice President, Controller and
                                             Treasurer

                                  EXHIBIT LIST


99.CERT           Certifications

                  (i) Section 302 certification of principal executive officer

                  (ii) Section 302 certification of principal financial officer